UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Valley Forge Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1:	Schedule of Investments

Vanguard Balanced Index Fund Schedule of Investments September 30, 2007
			Shares	Market Value ($000)

Common Stocks (60.6%)

Consumer Discretionary (6.3%)
Time Warner, Inc.			1,341,685	24,633
* Comcast Corp. Class A			971,243	23,485
McDonald's Corp.			425,182	23,160
The Walt Disney Co.			670,570	23,061
Home Depot, Inc.			600,151	19,469
Target Corp.			290,002	18,435
News Corp., Class A			812,051	17,857
Lowe's Cos., Inc.			536,517	15,033
* Amazon.com, Inc.			109,899	10,237
Johnson Controls, Inc.			70,285	8,301
* Viacom Inc. Class B			212,145	8,267
NIKE, Inc. Class B			131,290	7,701
Carnival Corp.			155,292	7,521
CBS Corp.			226,053	7,121
* Starbucks Corp.			265,587	6,958
Best Buy Co., Inc.			145,916	6,715
Yum! Brands, Inc.			187,974	6,359
* DIRECTV Group, Inc.			261,584	6,351
Clear Channel
Communications, Inc.			168,012	6,290
* Coach, Inc.			132,239	6,251
* Kohl's Corp.			108,760	6,235
The McGraw-Hill Cos., Inc.			122,228	6,223
Hilton Hotels Corp.			131,911	6,133
General Motors Corp.			161,438	5,925
Harrah's Entertainment, Inc.			66,587	5,788
Omnicom Group Inc.			118,674	5,707
Staples, Inc.			256,886	5,520
* Liberty Media
Corp.-Capital Series A			43,761	5,463
Marriott
International, Inc. Class A			124,002	5,390
Macy's Inc.			163,676	5,290
International Game Technology			119,538	5,152
* Las Vegas Sands Corp.			38,000	5,070
Garmin Ltd.			42,300	5,051
J.C. Penney
Co., Inc. (Holding Co.)			76,647	4,857
TJX Cos., Inc.			162,349	4,719
Starwood Hotels &
Resorts Worldwide, Inc.			76,791	4,665
* Ford Motor Co.			547,741	4,650
Fortune Brands, Inc.			54,441	4,436
* Liberty Media Corp.-
Interactive Series A			221,229	4,250
Harley-Davidson, Inc.			91,666	4,236
* MGM Mirage, Inc.			45,545	4,074
* Sears Holdings Corp.			30,146	3,835
The Gap, Inc.			203,428	3,751
Gannett Co., Inc.			83,744	3,660
* EchoStar Communications
Corp. Class A			74,259	3,476
Nordstrom, Inc.			73,488	3,446
* Bed Bath & Beyond, Inc.			100,159	3,417
Mattel, Inc.			140,254	3,290
Wynn Resorts Ltd.			19,954	3,144
* Apollo Group, Inc. Class A			52,178	3,139
Genuine Parts Co.			60,674	3,034
Limited Brands, Inc.			128,354	2,938
Newell Rubbermaid, Inc.			99,625	2,871
* Cablevision Systems
NY Group Class A			81,901	2,862
* GameStop Corp. Class A			50,548	2,848
* Discovery
Holding Co. Class A			95,493	2,755
Eastman Kodak Co.			102,871	2,753
* Liberty Global,
Inc. Class A			65,062	2,669
Sherwin-Williams Co.			40,539	2,664
VF Corp.			31,885	2,575
Tiffany & Co.			48,763	2,553
Abercrombie & Fitch Co.			31,363	2,531
Whirlpool Corp.			28,231	2,515
* Liberty Global,
Inc. Series C			65,045	2,515
H & R Block, Inc.			114,787	2,431
Virgin Media Inc.			99,710	2,420
Tim Hortons, Inc.			67,908	2,367
* Comcast Corp.
Special Class A			97,197	2,329
* Expedia, Inc.			67,614	2,156
Wyndham Worldwide Corp.			64,886	2,126
* IAC/InterActiveCorp			71,608	2,125
Darden Restaurants Inc.			48,955	2,049
* Office Depot, Inc.			98,642	2,034
* AutoZone Inc.			17,295	2,009
* The Goodyear
Tire & Rubber Co.			65,957	2,006
Black & Decker Corp.			23,503	1,958
Royal
Caribbean Cruises, Ltd.			49,334	1,926
Harman International
Industries, Inc.			22,186	1,920
American
Eagle Outfitters, Inc.			71,915	1,892
BorgWarner, Inc.			20,666	1,892
* ITT Educational
Services, Inc.			14,873	1,810
Autoliv, Inc.			29,234	1,747
*^ Sirius Satellite
Radio, Inc.			498,252	1,739
* Interpublic
Group of Cos., Inc.			167,066	1,734
Polo Ralph Lauren Corp.			21,698	1,687
Idearc Inc.			52,359	1,648
Washington Post Co. Class B			1,964	1,577
* Mohawk Industries, Inc.			19,392	1,577
* CarMax, Inc.			77,542	1,576
PetSmart, Inc.			48,903	1,560
* XM Satellite
Radio Holdings, Inc.			109,079	1,546
* Penn National
Gaming, Inc.			26,076	1,539
Station Casinos, Inc.			17,369	1,519
The Stanley Works			26,785	1,503
Hasbro, Inc.			53,715	1,498
* Dollar Tree Stores, Inc.			35,868	1,454
Lamar
Advertising Co. Class A			28,924	1,416
* R.H. Donnelley Corp.			25,239	1,414
Family Dollar Stores, Inc.			51,897	1,378
Service Corp. International			105,159	1,357
E.W. Scripps Co. Class A			31,558	1,325
* O'Reilly Automotive, Inc.			38,981	1,302
D. R. Horton, Inc.			100,898	1,293
Liz Claiborne, Inc.			37,629	1,292
Ross Stores, Inc.			50,315	1,290
Advance Auto Parts, Inc.			37,885	1,271
Dow Jones & Co., Inc.			20,411	1,219
Leggett & Platt, Inc.			63,158	1,210
* Big Lots Inc.			40,142	1,198
* Priceline.com, Inc.			12,922	1,147
Centex Corp.			42,582	1,131
Williams-Sonoma, Inc.			34,217	1,116
Brinker International, Inc.			40,400	1,109
Wendy's International, Inc.			31,061	1,084
Phillips-Van Heusen Corp.			20,100	1,055
Pulte Homes, Inc.			77,432	1,054
Gentex Corp.			48,945	1,049
* Crocs, Inc.			15,600	1,049
WABCO Holdings Inc.			21,770	1,018
Sotheby's			21,074	1,007
* AutoNation, Inc.			56,760	1,006
Snap-On Inc.			20,135	997
* Dick's
Sporting Goods, Inc.			14,563	978
Lennar Corp. Class A			42,860	971
RadioShack Corp.			46,637	964
* Hanesbrands Inc.			34,282	962
* Career Education Corp.			34,228	958
^ New York
Times Co. Class A			48,208	953
* Scientific Games Corp.			25,094	944
Men's Wearhouse, Inc.			18,592	939
* Toll Brothers, Inc.			46,876	937
OfficeMax, Inc.			26,857	920
* DreamWorks
Animation SKG, Inc.			27,120	906
* Urban Outfitters, Inc.			41,300	900
* Chico's FAS, Inc.			63,501	892
Strayer Education, Inc.			5,200	877
Boyd Gaming Corp.			20,456	877
Foot Locker, Inc.			56,532	867
* Jarden Corp.			27,631	855
Guess ?, Inc.			16,955	831
Jones Apparel Group, Inc.			38,640	816
* AnnTaylor Stores Corp.			25,728	815
DeVry, Inc.			21,668	802
Meredith Corp.			13,972	801
* Lear Corp.			24,819	797
Orient-Express Hotel Ltd.			15,400	790
Saks Inc.			45,912	787
Tribune Co.			28,739	785
* Gaylord Entertainment Co.			14,540	774
* Jack in the Box Inc.			11,840	768
* NVR, Inc.			1,627	765
Brunswick Corp.			32,408	741
* LKQ Corp.			20,560	716
Weight Watchers
International, Inc.			12,043	693
* Chipotle Mexican
Grill, Inc. Class B			6,455	691
Tupperware Brands Corp.			21,790	686
* Life Time Fitness, Inc.			11,155	684
KB Home			27,013	677
Barnes & Noble, Inc.			19,193	677
Applebee's
International, Inc.			26,539	660
* The Warnaco Group, Inc.			16,900	660
John Wiley & Sons Class A			14,398	647
Tempur-Pedic International Inc.			17,936	641
* Guitar Center, Inc.			10,752	638
* TRW Automotive Holdings Corp.			19,980	633
* Gemstar-TV Guide
International, Inc.			90,850	632
* Fossil, Inc.			16,904	632
* Quiksilver, Inc.			43,940	628
* The Cheesecake Factory Inc.			26,392	619
* Bally Technologies Inc.			17,435	618
* Vail Resorts Inc.			9,900	617
* Tractor Supply Co.			13,149	606
* Under Armour, Inc.			10,082	603
Polaris Industries, Inc.			13,790	602
*^ Chipotle Mexican Grill, Inc.			5,036	595
Thor Industries, Inc.			13,082	589
* Pinnacle Entertainment, Inc.			21,600	588
* J. Crew Group, Inc.			14,100	585
* Sonic Corp.			24,691	578
Regal Entertainment
Group Class A			25,800	566
Belo Corp. Class A			32,250	560
* Aeropostale, Inc.			29,050	554
MDC Holdings, Inc.			13,340	546
*^ Nutri/System Inc.			11,590	543
Wolverine World Wide, Inc.			19,775	542
* Marvel Entertainment, Inc.			22,701	532
* Getty Images, Inc.			19,104	532
* Catalina Marketing Corp.			16,377	530
American Greetings
Corp. Class A			19,944	526
Cooper Tire & Rubber Co.			21,393	522
* Collective Brands, Inc.			23,650	522
* Tenneco Automotive, Inc.			16,660	517
Regis Corp.			16,112	514
International Speedway Corp.			11,155	512
* Blue Nile Inc.			5,407	509
Choice Hotels
International, Inc.			13,500	509
* Rare Hospitality
International Inc.			13,338	508
Burger King Holdings Inc.			19,919	508
Matthews International Corp.			11,514	504
Circuit City Stores, Inc.			63,683	504
* Corinthian Colleges, Inc.			31,391	499
* WMS Industries, Inc.			15,050	498
Dillard's Inc.			22,195	485
* Live Nation, Inc.			22,757	484
Arbitron Inc.			10,578	480
* Scholastic Corp.			13,500	471
* Deckers Outdoor Corp.			4,200	461
^ Pool Corp.			18,378	459
* Panera Bread Co.			11,200	457
* Rent-A-Center, Inc.			25,070	455
* Lions Gate
Entertainment Corp.			42,928	443
* Bright Horizons
Family Solutions, Inc.			10,000	428
* The Gymboree Corp.			11,700	412
^ The McClatchy Co. Class A			20,597	412
Callaway Golf Co.			25,304	405
CBRL Group, Inc.			9,923	405
Ruby Tuesday, Inc.			21,633	397
* Zale Corp.			17,098	396
ArvinMeritor, Inc.			23,381	393
Bob Evans Farms, Inc.			12,938	390
* Tween Brands, Inc.			11,798	387
IHOP Corp.			6,051	383
*^ Netflix.com, Inc.			18,438	382
*^ Charter Communications, Inc.			145,832	376
* Genesco, Inc.			8,000	369
* Charming Shoppes, Inc.			43,856	368
American Axle &
Manufacturing Holdings, Inc.			14,536	367
* Pacific Sunwear
of California, Inc.			24,248	359
Ethan Allen Interiors, Inc.			10,959	358
* Iconix Brand Group Inc.			14,888	354
Harte-Hanks, Inc.			17,899	352
* Timberland Co.			18,468	350
Jackson Hewitt
Tax Service Inc.			12,400	347
Interactive Data Corp.			12,233	345
Brown Shoe Co., Inc.			17,775	345
* Cabela's Inc.			14,500	343
Ryland Group, Inc.			15,449	331
* Hibbett Sports Inc.			13,318	330
* Carter's, Inc.			16,388	327
* CEC Entertainment Inc.			11,994	322
*^ Blockbuster Inc. Class A			59,686	321
Modine Manufacturing Co.			11,838	315
Ameristar Casinos, Inc.			10,854	305
CKE Restaurants Inc.			18,751	304
* Smith &
Wesson Holding Corp.			15,460	295
Winnebago Industries, Inc.			12,342	295
Columbia Sportswear Co.			5,284	292
Aaron Rents, Inc.			12,975	289
Citadel Broadcasting Corp.			69,511	289
Stage Stores, Inc.			15,843	289
Borders Group, Inc.			21,617	288
* Champion Enterprises, Inc.			26,000	285
* P.F. Chang's
China Bistro, Inc.			9,500	281
Domino's Pizza, Inc.			16,900	280
* The Dress Barn, Inc.			16,288	277
Penske Automotive
Group Inc.			13,600	275
* Zumiez Inc.			5,956	264
* Select Comfort Corp.			18,937	264
Group 1 Automotive, Inc.			7,851	264
* Keystone Automotive
Industries, Inc.			5,411	258
* GSI Commerce, Inc.			9,627	256
* Morningstar, Inc.			4,164	256
* Coinstar, Inc.			7,842	252
Stewart Enterprises,
Inc. Class A			33,000	251
* Visteon Corp.			48,652	251
The Pep Boys
(Manny, Moe & Jack)			17,240	242
Sonic Automotive, Inc.			10,099	242
* CTC Media, Inc.			10,824	238
Entercom
Communications Corp.			12,294	238
Ambassadors Group, Inc.			6,200	236
* Aftermarket Technology Corp.			7,429	236
* Sally Beauty Co. Inc.			27,755	235
* Coldwater Creek Inc.			21,518	234
Speedway Motorsports, Inc.			6,285	233
Oakley, Inc.			7,788	226
Movado Group, Inc.			6,976	223
Lee Enterprises, Inc.			14,198	221
* Steiner Leisure Ltd.			5,085	221
Oxford Industries, Inc.			6,100	220
* Drew Industries, Inc.			5,382	219
Hearst-Argyle Television Inc.			8,411	218
* Sturm, Ruger & Co., Inc.			12,176	218
* Papa John's
International, Inc.			8,900	218
* Pre-Paid Legal Services, Inc.			3,880	215
* JAKKS Pacific, Inc.			7,961	213
K-Swiss, Inc.			9,200	211
Cato Corp. Class A			10,198	208
* TiVo Inc.			32,150	204
Triarc Cos., Inc. Class B			16,207	203
* Red Robin Gourmet Burgers, Inc.			4,700	202
* The Children's
Place Retail Stores, Inc.			8,200	199
* 99 Cents Only Stores			19,329	199
Media General, Inc. Class A			7,157	197
* INVESTools Inc.			16,269	197
Landry's Restaurants, Inc.			7,384	195
Asbury Automotive Group, Inc.			9,700	192
Blyth, Inc.			9,324	191
* Exide Technologies			28,723	187
Big 5 Sporting Goods Corp.			9,700	181
* Morgans Hotel Group			8,300	181
Sinclair Broadcast Group, Inc.			14,800	178
* Shuffle Master, Inc.			11,913	178
The Buckle, Inc.			4,650	176
* Fleetwood Enterprises, Inc.			20,400	174
* Texas Roadhouse, Inc.			14,900	174
* Helen of Troy Ltd.			9,000	174
Christopher & Banks Corp.			14,202	172
* Universal Electronics, Inc.			5,289	172
* Jos. A. Bank Clothiers, Inc.			5,125	171
* Entravision
Communications Corp.			18,529	171
* Skechers U.S.A., Inc.			7,700	170
Furniture Brands
International Inc.			16,573	168
* LodgeNet Entertainment Corp.			6,600	167
* Cox Radio, Inc.			12,678	165
Superior Industries
International, Inc.			7,479	162
* CSK Auto Corp.			15,110	161
* Hayes Lemmerz
International, Inc.			38,437	160
* Buffalo Wild Wings Inc.			4,200	158
* Volcom, Inc.			3,714	158
* RC2 Corp.			5,700	158
* Cumulus Media Inc.			15,330	157
* California
Pizza Kitchen, Inc.			8,850	155
Kellwood Co.			9,100	155
* Valassis
Communications, Inc.			17,258	154
Steven Madden, Ltd.			8,087	153
* Perry Ellis
International Corp.			5,491	152
* Hot Topic, Inc.			20,369	152
Cherokee Inc.			3,938	151
*^ Six Flags, Inc.			42,579	147
* Universal
Technical Institute Inc.			8,178	147
^ Sealy Corp.			10,347	145
* Mediacom Communications Corp.			20,480	144
The Marcus Corp.			7,500	144
^ Talbots Inc.			7,978	144
Warner Music Group Corp.			14,212	144
Spartan Motors, Inc.			8,389	141
Fred's, Inc.			13,350	141
* Steak n Shake Co.			9,282	139
UniFirst Corp.			3,700	139
*^ Hovnanian Enterprises
Inc. Class A			12,376	137
* Pier 1 Imports Inc.			28,984	137
Churchill Downs, Inc.			2,700	135
* Riviera Holdings Corp.			4,800	135
RCN Corp.			10,935	135
* Jo-Ann Stores, Inc.			6,335	134
Systemax Inc.			6,500	133
Kimball International,
Inc. Class B			11,460	130
Monaco Coach Corp.			9,194	129
* Lin TV Corp.			9,878	129
Building
Materials Holding Corp.			12,100	128
* The Wet Seal, Inc. Class A			32,875	127
^ Standard Pacific Corp.			22,938	127
^ La-Z-Boy Inc.			17,047	126
* CKX, Inc.			9,973	123
* Overstock.com, Inc.			4,262	123
CPI Corp.			3,100	119
* Knology, Inc.			7,107	119
*^ Meritage Corp.			8,400	119
Courier Corp.			3,348	118
* Casual Male
Retail Group, Inc.			13,150	118
Journal Communications, Inc.			12,339	117
PRIMEDIA Inc.			8,292	116
* Harris Interactive Inc.			27,000	116
^ Beazer Homes USA, Inc.			14,000	116
* Peet's Coffee & Tea Inc.			4,134	115
* MTR Gaming Group Inc.			12,037	115
* AFC Enterprises, Inc.			7,585	114
* Monarch Casino & Resort, Inc.			4,000	114
* Capella Education Co.			2,020	113
* Isle of Capri Casinos, Inc.			5,797	113
* BJ's Restaurants Inc.			5,356	113
Tuesday Morning Corp.			12,473	112
Sauer-Danfoss, Inc.			4,200	112
Monro Muffler Brake, Inc.			3,280	111
* Midas Inc.			5,783	109
* Leapfrog Enterprises, Inc.			13,180	109
GateHouse Media, Inc.			8,499	108
* Raser Technologies, Inc.			8,400	108
bebe stores, inc.			7,350	108
O'Charley's Inc.			7,039	107
* Reading International
Inc. Class A			10,600	104
* Famous Dave's
of America, Inc.			6,350	103
* Great Wolf Resorts, Inc.			8,318	103
* Krispy Kreme Doughnuts, Inc.			25,597	102
* 1-800-FLOWERS.COM, Inc.			8,637	100
* Avatar Holding, Inc.			1,994	100
World Wrestling
Entertainment, Inc.			6,600	100
* Rentrak Corp.			7,200	99
* Fisher Communications, Inc.			1,960	98
* DSW Inc. Class A			3,851	97
National Presto
Industries, Inc.			1,820	96
* Unifi, Inc.			35,070	96
Lithia Motors, Inc.			5,600	96
Gray Television, Inc.			11,200	95
* Russ Berrie and Co., Inc.			5,538	93
* Denny's Corp.			23,112	92
Arctic Cat, Inc.			5,600	92
* GenTek, Inc.			3,032	91
* ValueVision Media, Inc.			11,940	88
* Charlotte Russe
Holding Inc.			6,000	88
* Cavco Industries, Inc.			2,610	87
* drugstore.com, Inc.			26,800	87
* 4Kids Entertainment Inc.			4,900	86
* Luby's, Inc.			7,600	84
* REX Stores Corp.			4,300	83
^ Brookfield Homes Corp.			4,479	83
* MarineMax, Inc.			5,700	83
* PC Mall, Inc.			5,300	83
Traffix, Inc.			12,450	83
* Audiovox Corp.			7,998	82
* Amerigon Inc.			4,700	81
Skyline Corp.			2,700	81
* Gaiam, Inc.			3,341	80
Strattec Security Corp.			1,725	80
Stein Mart, Inc.			10,466	80
Nautilus Inc.			9,900	79
* Playboy Enterprises,
Inc. Class B			7,200	77
Finish Line, Inc.			17,675	77
* A.C. Moore
Arts & Crafts, Inc.			4,858	76
* Retail Ventures, Inc.			7,300	76
* DG FastChannel Inc.			3,219	76
Triarc Cos., Inc. Class A			6,100	75
* Radio One, Inc. Class D			20,091	75
* Alloy, Inc.			7,975	75
Libbey, Inc.			4,200	74
*^ WCI Communities, Inc.			12,150	73
*^ Home Solutions of America			21,400	73
* Multimedia Games Inc.			8,500	72
CSS Industries, Inc.			2,010	72
* Nexstar Broadcasting
Group, Inc.			6,817	72
Lennar Corp. Class B			3,364	71
* Martha Stewart
Living Omnimedia, Inc.			6,130	71
* Trump Entertainment
Resorts, Inc.			11,058	71
* Stamps.com Inc.			5,950	71
Kenneth Cole Productions, Inc.			3,650	71
* Cache, Inc.			3,950	71
Standard Motor Products, Inc.			7,500	71
Haverty Furniture Cos., Inc.			7,948	70
* Build-A-Bear-Workshop, Inc.			3,900	69
* Audible, Inc.			5,300	69
Coinmach
Service Corp. Class A			5,729	69
Dover Downs
Gaming & Entertainment, Inc.			6,583	68
Westwood One, Inc.			24,568	68
* Benihana Inc. Class A			3,860	67
* Maidenform Brands, Inc.			4,200	67
Steinway
Musical Instruments Inc.			2,200	65
Lifetime Brands, Inc.			3,200	65
* Jamba Inc.			9,207	65
*^ Conn's, Inc.			2,700	65
* Daily Journal Corp.			1,428	64
* True Religion Apparel, Inc.			3,657	64
* Shutterfly, Inc.			2,000	64
* Interstate
Hotels & Resorts, Inc.			13,982	64
* Empire Resorts Inc.			12,697	63
* Ashworth, Inc.			10,078	62
Stanley Furniture Co., Inc.			3,800	62
* Fuel Systems Solutions, Inc.			3,442	61
* Lodgian, Inc.			5,200	61
* Carriage Services, Inc.			7,400	60
* Ruth's Chris Steak House			4,202	60
* Saga Communications, Inc.			8,100	59
* Stoneridge, Inc.			5,800	59
* PetMed Express, Inc.			4,200	59
*^ Syntax-Brillian Corp.			14,425	59
* Source Interlink Cos., Inc.			16,591	58
Noble International, Ltd.			2,700	57
* dELiA*S, Inc.			11,858	56
* Progressive Gaming
International Corp.			11,136	56
* Citi Trends Inc.			2,500	54
M/I Homes, Inc.			3,900	54
* McCormick & Schmick's
Seafood Restaurants, Inc.			2,860	54
* Eddie Bauer Holding, Inc.			6,247	54
* Radio One, Inc.			14,000	52
Emmis Communications, Inc.			10,365	51
FTD Group, Inc.			3,400	51
Bon-Ton Stores, Inc.			2,200	50
* Premier Exhibitions Inc.			3,300	50
* Sun-Times Media Group, Inc.			21,809	50
* Mothers Work, Inc.			2,634	49
* Bluegreen Corp.			6,200	48
Carmike Cinemas, Inc.			2,600	48
* West Marine, Inc.			4,100	47
* Cosi, Inc.			13,580	47
* New York & Co., Inc.			7,400	45
* Palm Harbor Homes, Inc.			3,600	45
*^ Heelys Inc.			5,550	44
Marine Products Corp.			5,136	44
* Blockbuster Inc. Class B			8,811	43
Ambassadors
International, Inc.			1,700	42
Koss Corp.			2,101	41
* Viacom Inc. Class A			1,040	41
* Shoe Carnival, Inc.			2,550	40
* Youbet.com, Inc.			21,280	40
* G-III Apparel Group, Ltd.			2,000	39
Bassett
Furniture Industries, Inc.			3,700	38
* Hartmarx Corp.			7,700	38
Syms Corp.			2,463	37
* Rubio's Restaurants, Inc.			3,622	36
* The Princeton Review, Inc.			4,500	36
* Lazare Kaplan
International, Inc.			4,741	35
* America's Car-Mart, Inc.			3,100	35
Deb Shops, Inc.			1,285	35
Journal Register Co.			14,275	34
Dover Motorsports, Inc.			5,200	34
* Benihana Inc.			1,930	33
CBS Corp. Class A			1,040	33
* Trans World
Entertainment Corp.			7,150	33
* Restoration Hardware, Inc.			9,701	32
Beasley Broadcast Group, Inc.			4,235	32
Coachmen Industries, Inc.			4,740	32
* Core-Mark Holding Co., Inc.			900	32
Salem Communications Corp.			3,960	32
* Century Casinos, Inc.			5,100	31
* Navarre Corp.			8,214	31
* United Retail Group, Inc.			2,200	30
* Regent Communications, Inc.			11,300	30
Handleman Co.			9,500	29
* Spanish Broadcasting
System, Inc.			11,100	29
* Cost Plus, Inc.			7,100	29
Charles & Colvard Ltd.			6,925	28
* Lenox Group, Inc.			5,805	28
* Magna Entertainment
Corp. Class A			12,013	27
* California Coastal
Communities, Inc.			2,111	26
* Design Within Reach Inc.			5,339	25
Superior Uniform Group, Inc.			2,008	25
* S&K Famous Brands Inc.			2,016	22
* Pomeroy IT Solutions, Inc.			2,700	22
* Emerson Radio Corp.			9,600	21
* iRobot Corp.			945	19
Books-a-Million Inc.			1,400	19
Hooker Furniture Corp.			900	18
* Quantum Fuel Systems
Technologies Worldwide, Inc.			16,100	18
* Dorman Products, Inc.			1,217	17
*^ Sharper Image Corp.			4,100	17
Escalade, Inc.			1,686	17
* Morton's Restaurant Group Inc.			1,000	16
* Town Sports
International Holdings, Inc.			1,000	15
* Fairchild Corp.			7,141	14
* Young Broadcasting Inc.			5,997	13
* Image Entertainment, Inc.			3,000	13
* Hollywood Media Corp.			3,400	12
* Tarragon Corp.			4,500	12
* Buca, Inc.			6,206	12
Craftmade International, Inc.			960	11
^ TOUSA, Inc.			6,953	11
Levitt Corp. Class A			5,449	11
* Rocky Brands Inc			1,000	11
Flexsteel Industries, Inc.			701	10
* The Dixie Group, Inc.			1,011	10
Shiloh Industries, Inc.			900	10
* Carrols Restaurant Group Inc.			844	9
Weyco Group, Inc.			300	9
News Corp., Class B			400	9
Orleans Homebuilders, Inc.			1,500	9
* Xanadoo Co.			40	9
* Outdoor Channel Holdings Inc.			900	8
* Kirkland's, Inc.			6,400	8
* Innovo Group Inc.			4,000	8
Collectors Universe, Inc.			500	7
* Triple Crown Media, Inc.			1,120	7
* Wilsons The
Leather Experts Inc.			4,000	7
* Lakes Entertainment, Inc.			600	6
* Concord Camera Corp.			1,780	5
* Proliance International Inc.			2,412	5
* WPT Enterprises Inc.			1,600	5
*^ Movie Gallery, Inc.			8,618	4
* Tarrant Apparel Group, Inc.			3,500	4
* Gander Mountain Co.			800	4
* Culp, Inc.			400	4
* Red Lion Hotels Corp.			400	4
* Directed Electronics Inc.			1,000	4
Cobra Electronics Corp.			398	3
* Comstock
Homebuilding Cos., Inc.			1,367	3
* Dominion Homes, Inc.			1,000	2
Celebrate Express, Inc.			100	1
* Fedders Corp.			17,290	1
* Talon International, Inc.			1,000	1
* SPAR Group, Inc.			300	-
* Varsity Group Inc.			100	-
* Gadzooks, Inc.			4,700	-

				626,635

Consumer Staples (5.1%)
The Procter & Gamble Co.			1,121,798	78,907
Altria Group, Inc.			749,242	52,095
The Coca-Cola Co.			740,585	42,561
PepsiCo, Inc.			580,621	42,536
Wal-Mart Stores, Inc.			880,832	38,448
CVS/Caremark Corp.			557,257	22,084
Kraft Foods Inc.			571,381	19,718
Walgreen Co.			355,753	16,806
Anheuser-Busch Cos., Inc.			270,573	13,526
Colgate-Palmolive Co.			182,323	13,003
Kimberly-Clark Corp.			162,567	11,422
Costco Wholesale Corp.			159,081	9,763
Sysco Corp.			220,162	7,836
General Mills, Inc.			123,443	7,161
Archer-Daniels-Midland Co.			209,221	6,921
The Kroger Co.			240,358	6,855
Avon Products, Inc.			157,819	5,923
Kellogg Co.			99,216	5,556
H.J. Heinz Co.			116,713	5,392
Safeway, Inc.			157,346	5,210
ConAgra Foods, Inc.			179,470	4,690
Bunge Ltd.			43,075	4,628
Sara Lee Corp.			261,863	4,370
Reynolds American Inc.			63,130	4,014
Wm. Wrigley Jr. Co.			57,503	3,693
The Clorox Co.			53,978	3,292
Carolina Group			38,769	3,188
Campbell Soup Co.			83,355	3,084
SuperValu Inc.			74,858	2,920
UST, Inc.			57,320	2,843
The Hershey Co.			57,460	2,667
Whole Foods Market, Inc.			50,672	2,481
Molson Coors
Brewing Co. Class B			23,043	2,297
Coca-Cola Enterprises, Inc.			94,560	2,290
* Energizer Holdings, Inc.			19,101	2,117
* Constellation Brands,
Inc. Class A			75,040	1,817
The Pepsi
Bottling Group, Inc.			48,640	1,808
Tyson Foods, Inc.			96,776	1,727
The Estee
Lauder Cos. Inc. Class A			37,726	1,602
McCormick & Co., Inc.			42,167	1,517
Brown-Forman Corp. Class B			18,825	1,410
* Hansen Natural Corp.			24,000	1,360
* Smithfield Foods, Inc.			40,734	1,283
Dean Foods Co.			48,010	1,228
Corn Products
International, Inc.			26,700	1,225
Church & Dwight, Inc.			23,655	1,113
J.M. Smucker Co.			19,238	1,028
Hormel Foods Corp.			27,397	980
* Rite Aid Corp.			192,238	888
* NBTY, Inc.			20,844	846
* BJ's Wholesale Club, Inc.			23,266	772
Wm. Wrigley Jr. Co. Class B			12,050	767
PepsiAmericas, Inc.			23,301	756
Del Monte Foods Co.			71,403	750
Alberto-Culver Co.			29,555	733
Herbalife Ltd.			14,400	655
Flowers Foods, Inc.			29,619	646
* Central European
Distribution Corp.			12,450	596
Pilgrim's Pride Corp.			15,544	540
Longs Drug Stores, Inc.			10,850	539
* Ralcorp Holdings, Inc.			9,133	510
* Bare Escentuals, Inc.			19,837	493
* Winn-Dixie Stores, Inc.			25,666	480
Universal Corp. (VA)			9,700	475
Casey's General Stores, Inc.			16,800	465
* Hain Celestial Group, Inc.			14,435	464
Ruddick Corp.			13,509	453
* United Natural Foods, Inc.			14,500	395
* Performance Food Group Co.			12,835	387
* Chattem, Inc.			5,305	374
Lancaster Colony Corp.			9,451	361
Seaboard Corp.			177	347
Nu Skin Enterprises, Inc.			20,701	335
* American Oriental
Bioengineering, Inc.			28,100	313
* Playtex Products, Inc.			16,700	305
Sanderson Farms, Inc.			6,919	288
* TreeHouse Foods Inc.			9,911	268
Vector Group Ltd.			11,104	249
The Andersons, Inc.			4,800	230
* Elizabeth Arden, Inc.			8,538	230
Tootsie Roll Industries, Inc.			8,638	229
* Green Mountain
Coffee Roasters, Inc.			6,870	228
Nash-Finch Co.			5,656	225
* Chiquita Brands
International, Inc.			14,136	224
* Alliance One
International, Inc.			30,488	199
* The Pantry, Inc.			7,600	195
*^ USANA Health Sciences, Inc.			4,350	190
* The Great Atlantic
& Pacific Tea Co., Inc.			6,200	189
J & J Snack Foods Corp.			5,000	174
WD-40 Co.			5,012	171
Lance, Inc.			7,300	168
Spartan Stores, Inc.			7,200	162
* Boston Beer Co., Inc. Class A			3,300	161
* Pathmark Stores, Inc.			12,544	160
* Darling International, Inc.			16,000	158
The Topps Co., Inc.			15,382	149
Weis Markets, Inc.			3,352	143
Reddy Ice Holdings, Inc.			5,413	143
*^ Lifeway Foods, Inc.			7,622	128
Arden Group Inc. Class A			890	124
* Central Garden &
Pet Co. Class A			13,550	122
Coca-Cola Bottling Co.			1,700	103
Inter Parfums, Inc.			4,150	98
* Prestige Brands Holdings Inc.			7,635	84
Ingles Markets, Inc.			2,900	83
* Griffin Land & Nurseries, Inc.			2,257	82
*^ Jones Soda Co.			6,300	76
* Spectrum Brands Inc.			12,900	75
* Revlon, Inc. Class A			64,062	74
Alico, Inc.			1,667	72
Farmer Brothers, Inc.			2,598	65
* Central Garden and Pet Co.			6,775	60
* Zapata Corp.			7,800	56
Mannatech, Inc.			6,650	54
National Beverage Corp.			5,760	49
Oil-Dri Corp. of America			2,500	46
Diamond Foods, Inc.			2,133	44
* Omega Protein Corp.			4,700	43
* Medifast, Inc.			6,400	36
* John B. Sanfilippo & Son, Inc.			4,200	34
Imperial Sugar Co.			1,200	31
PriceSmart, Inc.			1,139	27
Cal-Maine Foods, Inc.			1,000	25
MGP Ingredients, Inc.			2,300	24
* Parlux Fragrances, Inc.			5,800	23
Schiff Nutrition
International, Inc.			2,700	16
* Star Scientific, Inc.			13,862	14
* Physicians
Formula Holdings, Inc.			900	11
* Monterey Pasta Co.			2,700	10
* Integrated Biopharma, Inc.			1,900	7
Calavo Growers, Inc.			300	6
* Vermont Pure Holdings, Ltd.			800	2

				499,377

Energy (6.6%)
ExxonMobil Corp.			2,006,132	185,688
Chevron Corp.			765,517	71,637
ConocoPhillips Co.			553,048	48,541
Schlumberger Ltd.			419,863	44,086
Occidental Petroleum Corp.			297,584	19,069
Marathon Oil Corp.			244,316	13,931
Valero Energy Corp.			195,509	13,134
Halliburton Co.			326,650	12,543
Devon Energy Corp.			150,656	12,535
* Transocean Inc.			102,630	11,602
Apache Corp.			118,060	10,632
Baker Hughes, Inc.			114,181	10,319
* National Oilwell Varco Inc.			63,291	9,146
Anadarko Petroleum Corp.			165,358	8,888
XTO Energy, Inc.			131,219	8,115
* Weatherford
International Ltd.			120,068	8,066
Williams Cos., Inc.			213,397	7,268
Hess Corp.			101,746	6,769
EOG Resources, Inc.			87,139	6,303
GlobalSantaFe Corp.			81,147	6,169
Spectra Energy Corp.			225,100	5,510
Chesapeake Energy Corp.			155,920	5,498
Smith International, Inc.			71,464	5,103
Noble Corp.			95,946	4,706
Peabody Energy Corp.			94,596	4,528
Murphy Oil Corp.			63,762	4,456
Noble Energy, Inc.			61,058	4,277
El Paso Corp.			250,786	4,256
* Cameron International Corp.			39,521	3,647
* Ultra Petroleum Corp.			54,107	3,357
* Nabors Industries, Inc.			100,166	3,082
Sunoco, Inc.			43,383	3,071
CONSOL Energy, Inc.			65,019	3,030
ENSCO International, Inc.			53,904	3,024
Diamond
Offshore Drilling, Inc.			24,671	2,795
BJ Services Co.			104,820	2,783
* FMC Technologies Inc.			46,168	2,662
* Southwestern Energy Co.			60,600	2,536
* Grant Prideco, Inc.			45,704	2,492
Tesoro Corp.			48,700	2,241
* Newfield Exploration Co.			46,252	2,227
* Pride International, Inc.			59,306	2,168
Range Resources Corp.			52,948	2,153
Pioneer Natural Resources Co.			44,009	1,980
* Denbury Resources, Inc.			43,000	1,922
* Exterran Holdings, Inc.			21,850	1,755
Arch Coal, Inc.			51,076	1,723
Frontier Oil Corp.			39,264	1,635
* Oceaneering
International, Inc.			19,620	1,487
Rowan Cos., Inc.			39,595	1,448
* Helix Energy
Solutions Group, Inc.			32,072	1,362
Patterson-UTI Energy, Inc.			55,718	1,258
Helmerich & Payne, Inc.			37,790	1,241
Cabot Oil & Gas Corp.			34,700	1,220
Tidewater Inc.			19,411	1,220
* Forest Oil Corp.			28,270	1,217
* Dresser Rand Group, Inc.			27,922	1,193
* Plains Exploration
& Production Co.			26,704	1,181
* Core Laboratories N.V.			8,900	1,134
Cimarex Energy Co.			29,857	1,112
Pogo Producing Co.			20,826	1,106
* Superior
Energy Services, Inc.			30,195	1,070
* Kinder Morgan
Management, LLC			22,708	1,062
Holly Corp.			17,086	1,022
* Petrohawk Energy Corp.			60,554	994
* Global Industries Ltd.			33,774	870
* Quicksilver Resources, Inc.			18,400	866
* Oil States
International, Inc.			16,990	821
* Unit Corp.			16,800	813
* SEACOR Holdings Inc.			8,526	811
St. Mary Land
& Exploration Co.			22,407	799
* W-H Energy Services, Inc.			10,800	797
* Hercules Offshore, Inc.			30,472	796
* Atwood Oceanics, Inc.			10,032	768
*^ Cheniere Energy, Inc.			19,200	752
Overseas
Shipholding Group Inc.			9,459	727
* Whiting Petroleum Corp.			15,524	690
Massey Energy Co.			29,449	643
Foundation
Coal Holdings, Inc.			16,300	639
* Mariner Energy Inc.			29,780	617
* Dril-Quip, Inc.			12,345	609
Penn Virginia Corp.			13,800	607
* Encore Acquisition Co.			17,900	567
Berry Petroleum Class A			14,000	554
* TETRA Technologies, Inc.			25,750	544
Crosstex Energy, Inc.			13,908	527
* EXCO Resources, Inc.			29,900	495
* Comstock Resources, Inc.			16,000	493
Atlas America, Inc.			9,449	488
* Alpha Natural
Resources, Inc.			20,986	487
Western Refining, Inc.			11,300	459
* Grey Wolf, Inc.			68,110	446
* Swift Energy Co.			10,600	434
* ION Geophysical Corp.			30,600	423
* Delta Petroleum Corp.			22,834	410
World Fuel Services Corp.			9,995	408
* Bill Barrett Corp.			9,667	381
* Bristow Group, Inc.			8,700	380
* Parker Drilling Co.			45,800	372
* Stone Energy Corp.			8,840	354
* Hornbeck
Offshore Services, Inc.			8,700	319
* USEC Inc.			31,130	319
CARBO Ceramics Inc.			6,200	315
* Carrizo Oil & Gas, Inc.			6,807	305
Lufkin Industries, Inc.			5,400	297
* Warren Resources Inc.			23,520	295
* Oilsands Quest, Inc.			65,288	289
* ATP Oil & Gas Corp.			6,054	285
* Rosetta Resources, Inc.			15,300	281
*^ International
Coal Group, Inc.			60,263	268
*^ SulphCo, Inc.			29,693	261
* Complete
Production Services, Inc.			12,582	258
* Arena Resources, Inc.			3,900	255
* Gulfmark Offshore, Inc.			5,200	253
* CNX Gas Corp.			8,743	252
* Petroleum Development Corp.			5,591	248
* Parallel Petroleum Corp.			14,040	239
General Maritime Corp.			8,354	233
* Newpark Resources, Inc.			43,221	232
W&T Offshore, Inc.			9,097	222
*^ Evergreen Energy, Inc.			42,894	219
* NATCO Group Inc.			4,200	217
* Allis-Chalmers Energy Inc.			11,386	216
* Willbros Group, Inc.			6,300	214
*^ Cal Dive International, Inc.			14,043	211
Gulf Island Fabrication, Inc.			5,314	204
* Goodrich Petroleum Corp.			6,414	203
* Harvest
Natural Resources, Inc.			17,000	203
* Bois d'Arc Energy, Inc.			10,458	200
* Enbridge
Energy Management LLC			3,608	179
* Trico Marine Services, Inc.			5,968	178
* Pioneer Drilling Co.			14,508	177
* Veneco Inc.			10,166	174
* PHI Inc. Non-Voting			5,624	170
* OYO Geospace Corp.			1,824	169
* Matrix Service Co.			7,900	166
*^ Pacific Ethanol, Inc.			16,980	163
* Rentech, Inc.			75,400	163
RPC Inc.			11,025	157
* Energy Partners, Ltd.			10,536	155
* Aventine Renewable
Energy Holdings, Inc.			13,300	141
* TXCO Resources Inc.			15,553	139
* PetroQuest Energy, Inc.			12,400	133
* ENGlobal Corp.			11,200	128
*^ Transmeridian
Exploration Inc.			60,319	125
* US BioEnergy Corp.			16,199	125
* Dawson Geophysical Co.			1,600	124
* Horizon Offshore, Inc.			6,900	114
*^ Gasco Energy Inc.			60,946	113
* Contango Oil & Gas Co.			3,100	112
* T-3 Energy Services, Inc.			2,500	107
* Tri-Valley Corp.			13,900	106
* Toreador Resources Corp.			8,352	99
* FX Energy, Inc.			13,100	98
MarkWest Hydrocarbon, Inc.			1,650	96
* Gulfport Energy Corp.			4,000	95
Alon USA Energy, Inc.			2,797	94
* Basic Energy Services Inc.			4,381	92
* Double Eagle Petroleum Co.			5,123	92
* The Meridian Resource Corp.			36,700	91
* Vaalco Energy, Inc.			19,700	90
Arlington Tankers Ltd.			3,500	86
*^ CanArgo Energy Corp			105,700	81
* Brigham Exploration Co.			13,179	78
* Superior Well Services, Inc.			3,436	78
* McMoRan Exploration Co.			5,597	75
* Clayton Williams Energy, Inc.			2,188	72
* Callon Petroleum Co.			5,161	72
* Edge Petroleum Corp.			5,500	71
* Endeavor International Corp.			61,900	70
* Abraxas Petroleum Corp.			16,718	64
* Bronco Drilling Co., Inc.			4,314	64
* PowerSecure
International, Inc.			5,100	64
* GMX Resources Inc.			1,900	61
Delek US Holdings, Inc.			2,400	60
*^ Verenium Corp.			10,661	56
*^ GeoGlobal Resources Inc.			15,000	54
* Credo Pete Corp.			5,050	52
* Syntroleum Corp.			26,257	49
*^ VeraSun Energy Corp.			4,200	46
* BPZ Energy, Inc.			4,300	34
Kayne Anderson
Energy Development Co.			1,200	31
*^ James River Coal Co.			4,588	28
* Aurora Oil & Gas Corp.			14,192	20
* Union Drilling, Inc.			1,400	20
* Westmoreland Coal Co.			1,000	20
* Harken Energy Corp.			2,124	20
* Bolt Technology Corp.			600	20
Barnwell Industries, Inc.			1,000	17
* Quest Resource Corp.			1,700	16
Panhandle Royalty Co.			400	10
* Natural Gas Services Group			500	9
* Infinity, Inc.			3,200	4
* BMB Munai Inc.			500	3
* Ngas Resources Inc.			100	1
* Navidec Financial Services			956	-

				657,216

Financials (11.8%)
Citigroup, Inc.			1,762,075	82,236
Bank of America Corp.			1,580,780	79,466
JPMorgan Chase & Co.			1,216,861	55,757
American
International Group, Inc.			785,514	53,140
Wells Fargo & Co.			1,134,903	40,425
Wachovia Corp.			681,626	34,184
The Goldman
Sachs Group, Inc.			130,922	28,376
American Express Co.			380,714	22,603
Morgan Stanley			337,788	21,281
Fannie Mae			347,402	21,126
Merrill Lynch & Co., Inc.			294,451	20,988
U.S. Bancorp			619,361	20,148
MetLife, Inc.			264,135	18,418
Bank of New York Mellon Corp.			403,204	17,797
Prudential Financial, Inc.			164,834	16,085
Freddie Mac			235,633	13,905
The Travelers Cos., Inc.			236,472	11,904
The Allstate Corp.			205,526	11,754
Washington Mutual, Inc.			314,251	11,096
* Berkshire
Hathaway Inc. Class A			89	10,547
The Hartford Financial
Services Group Inc.			113,170	10,474
CME Group, Inc.			17,546	10,306
AFLAC Inc.			174,976	9,981
Lehman
Brothers Holdings, Inc.			161,322	9,958
Capital One Financial Corp.			148,080	9,837
State Street Corp.			141,731	9,660
SunTrust Banks, Inc.			120,727	9,135
PNC Financial
Services Group			122,943	8,372
Simon Property
Group, Inc. REIT			79,647	7,965
Franklin Resources Corp.			62,232	7,935
BB&T Corp.			194,295	7,848
The Chubb Corp.			142,989	7,670
Charles Schwab Corp.			347,994	7,517
Loews Corp.			153,060	7,400
Regions Financial Corp.			250,939	7,398
SLM Corp.			146,629	7,283
ACE Ltd.			117,060	7,090
Lincoln National Corp.			96,420	6,361
ProLogis REIT			91,449	6,068
Fifth Third Bancorp			177,751	6,022
The Principal
Financial Group, Inc.			95,313	6,013
National City Corp.			214,850	5,391
Vornado Realty Trust REIT			48,699	5,325
Ameriprise Financial, Inc.			83,891	5,294
Marsh & McLennan Cos., Inc.			197,949	5,048
T. Rowe Price Group Inc.			90,115	5,019
Bear Stearns Co., Inc.			40,504	4,974
XL Capital Ltd. Class A			62,301	4,934
Progressive Corp. of Ohio			251,946	4,890
Archstone-Smith Trust REIT			79,389	4,774
Genworth Financial Inc.			154,832	4,758
Northern Trust Corp.			70,458	4,669
KeyCorp			141,117	4,562
Boston
Properties, Inc. REIT			42,481	4,414
Equity Residential REIT			104,054	4,408
Moody's Corp.			83,823	4,225
Aon Corp.			94,064	4,215
General Growth
Properties Inc. REIT			78,608	4,215
Host Hotels &
Resorts Inc. REIT			185,867	4,171
Nymex Holdings Inc.			31,232	4,066
Countrywide Financial Corp.			211,449	4,020
Legg Mason Inc.			47,137	3,973
NYSE Euronext			47,600	3,768
Kimco Realty Corp. REIT			80,867	3,656
Marshall & Ilsley Corp.			83,122	3,638
Public Storage, Inc. REIT			45,645	3,590
* Discover Financial Services			170,394	3,544
Avalonbay
Communities, Inc. REIT			28,455	3,359
* IntercontinentalExchange Inc.			20,100	3,053
Unum Group			122,509	2,998
* Berkshire
Hathaway Inc. Class B			737	2,913
MBIA, Inc.			47,356	2,891
Comerica, Inc.			56,239	2,884
Hudson City Bancorp, Inc.			187,387	2,882
Plum Creek
Timber Co. Inc. REIT			63,289	2,833
Leucadia National Corp.			57,888	2,791
CIT Group Inc.			69,414	2,790
Zions Bancorp			38,607	2,651
American
Capital Strategies, Ltd.			61,350	2,621
Synovus Financial Corp.			93,358	2,619
Everest Re Group, Ltd.			22,900	2,524
Commerce Bancorp, Inc.			64,774	2,512
Developers Diversified
Realty Corp. REIT			44,410	2,481
SL Green Realty Corp. REIT			21,245	2,481
HCP Inc.			73,458	2,437
M & T Bank Corp.			23,423	2,423
Cincinnati Financial Corp.			55,829	2,418
Ambac Financial Group, Inc.			37,071	2,332
Safeco Corp.			38,040	2,329
Sovereign Bancorp, Inc.			136,280	2,322
A.G. Edwards, Inc.			27,157	2,274
The Macerich Co. REIT			25,685	2,249
Torchmark Corp.			34,763	2,166
AMB Property Corp. REIT			35,746	2,138
Huntington Bancshares Inc.			123,867	2,103
Willis Group Holdings Ltd.			50,509	2,068
* CB Richard Ellis Group, Inc.			73,406	2,044
Assurant, Inc.			37,242	1,992
* E*TRADE Financial Corp.			151,875	1,983
Ventas, Inc. REIT			47,435	1,964
Janus Capital Group Inc.			67,839	1,918
Axis Capital Holdings Ltd.			49,300	1,918
New York
Community Bancorp, Inc.			100,637	1,917
Regency Centers Corp. REIT			24,705	1,896
People's United Financial Inc.			107,750	1,862
Federal Realty
Investment Trust REIT			20,128	1,783
Annaly Mortgage
Management Inc. REIT			111,062	1,769
* TD Ameritrade Holding Corp.			96,732	1,762
Nuveen
Investments, Inc. Class A			28,419	1,760
Duke Realty Corp. REIT			51,327	1,735
W.R. Berkley Corp.			58,529	1,734
Eaton Vance Corp.			42,653	1,704
* Markel Corp.			3,380	1,636
PartnerRe Ltd.			20,476	1,617
White Mountains
Insurance Group Inc.			3,103	1,613
RenaissanceRe Holdings Ltd.			24,600	1,609
^ Allied Capital Corp.			54,497	1,602
Apartment Investment &
Management Co. Class A REIT			34,789	1,570
iStar Financial Inc. REIT			45,728	1,554
Old Republic International Corp.			78,433	1,470
* Arch Capital Group Ltd.			19,740	1,469
SEI Investments Co.			52,908	1,443
* Affiliated
Managers Group, Inc.			10,863	1,385
Hospitality
Properties Trust REIT			33,545	1,364
Jones Lang LaSalle Inc.			13,111	1,347
Federated Investors, Inc.			33,874	1,345
Rayonier Inc. REIT			27,530	1,323
Liberty Property Trust REIT			32,835	1,320
Camden Property Trust REIT			20,380	1,309
Fidelity National
Financial, Inc. Class A			74,685	1,305
Associated Banc-Corp.			43,757	1,297
Health Care Inc. REIT			28,986	1,282
Forest City
Enterprise Class A			22,268	1,228
First Horizon National Corp.			45,238	1,206
UDR, Inc. REIT			48,680	1,184
Colonial BancGroup, Inc.			54,240	1,173
Popular, Inc.			95,209	1,169
UnionBanCal Corp.			19,844	1,159
HCC Insurance Holdings, Inc.			40,289	1,154
Erie Indemnity Co. Class A			18,766	1,147
Weingarten
Realty Investors REIT			27,634	1,146
Brown & Brown, Inc.			42,916	1,129
* Nasdaq Stock Market Inc.			29,877	1,126
Raymond James Financial, Inc.			33,980	1,116
TCF Financial Corp.			41,843	1,095
Alexandria Real
Estate Equities, Inc. REIT			11,328	1,090
First American Corp.			29,507	1,081
Essex Property
Trust, Inc. REIT			9,028	1,061
Jefferies Group, Inc.			38,028	1,058
Taubman Co. REIT			19,100	1,046
City National Corp.			14,803	1,029
Arthur J. Gallagher & Co.			35,301	1,023
Nationwide
Financial Services, Inc.			18,975	1,021
The PMI Group Inc.			31,200	1,020
BRE Properties
Inc. Class A REIT			18,190	1,017
Realty Income Corp. REIT			36,106	1,009
Protective Life Corp.			23,660	1,004
Mack-Cali Realty Corp. REIT			24,389	1,002
Commerce Bancshares, Inc.			21,452	984
Cullen/Frost Bankers, Inc.			19,546	980
MGIC Investment Corp.			29,817	963
Nationwide Health
Properties, Inc. REIT			31,837	959
StanCorp
Financial Group, Inc.			19,198	950
Bank of Hawaii Corp.			17,973	950
Valley National Bancorp			41,139	912
The First Marblehead Corp.			24,051	912
* Philadelphia Consolidated
Holding Corp.			21,887	905
Fulton Financial Corp.			62,847	904
Wilmington Trust Corp.			23,141	900
CapitalSource Inc. REIT			43,852	888
* Conseco, Inc.			55,050	881
Apollo Investment Corp.			41,674	867
^ The St. Joe Co.			25,509	857
Endurance
Specialty Holdings Ltd.			20,500	852
Aspen Insurance Holdings Ltd.			30,430	849
Webster Financial Corp.			20,080	846
Unitrin, Inc.			16,951	841
Astoria Financial Corp.			31,595	838
International
Securities Exchange, Inc.			12,516	832
The Hanover
Insurance Group Inc.			18,643	824
Washington Federal Inc.			31,265	821
Douglas Emmett, Inc. REIT			33,059	818
Waddell &
Reed Financial, Inc.			30,187	816
Digital Realty
Trust, Inc. REIT			20,600	811
Allied World
Assurance Holdings, Ltd.			15,465	803
CBL & Associates
Properties, Inc. REIT			22,588	792
East West Bancorp, Inc.			21,948	789
* Alleghany Corp.			1,912	776
Platinum Underwriters
Holdings, Ltd.			21,300	766
Brandywine
Realty Trust REIT			29,887	756
HRPT
Properties Trust REIT			76,253	754
American
Financial Group, Inc.			26,080	743
* AmeriCredit Corp.			42,173	741
Kilroy Realty Corp. REIT			11,900	721
Highwood
Properties, Inc. REIT			19,255	706
National
Financial Partners Corp.			12,725	674
* Investment
Technology Group, Inc.			15,637	672
Montpelier Re Holdings Ltd.			37,908	671
Transatlantic Holdings, Inc.			9,470	666
Radian Group, Inc.			28,553	665
Corporate Office
Properties Trust, Inc. REIT			15,942	664
Senior Housing
Properties Trust REIT			29,854	659
DCT Industrial
Trust Inc. REIT			61,787	647
First Industrial
Realty Trust REIT			16,564	644
BancorpSouth, Inc.			26,121	635
UCBH Holdings, Inc.			36,221	633
Delphi Financial Group, Inc.			15,514	627
Potlatch Corp. REIT			13,888	625
Reinsurance
Group of America, Inc.			10,987	624
^ IndyMac Bancorp, Inc.			26,271	620
The South
Financial Group, Inc.			27,234	619
Post Properties, Inc. REIT			15,954	617
Home Properties, Inc. REIT			11,789	615
First Midwest Bancorp, Inc.			17,754	606
Whitney Holdings Corp.			22,858	603
LaSalle
Hotel Properties REIT			14,260	600
Greater Bay Bancorp			21,707	599
* ProAssurance Corp.			11,000	593
Zenith
National Insurance Corp.			13,153	590
* SVB Financial Group			12,324	584
National
Retail Properties REIT			23,909	583
FirstMerit Corp.			29,460	582
Chittenden Corp.			16,327	574
Sunstone Hotel
Investors, Inc. REIT			22,275	571
DiamondRock
Hospitality Co. REIT			32,660	569
Hilb, Rogal and Hamilton Co.			13,100	568
BioMed Realty Trust, Inc. REIT			23,400	564
^ Thornburg Mortgage, Inc. REIT			43,509	559
Strategic Hotels
and Resorts, Inc. REIT			27,000	556
UMB Financial Corp.			12,921	554
Westamerica Bancorporation			11,118	554
Washington REIT			16,577	550
First Community Bancorp			9,991	547
Assured Guaranty Ltd.			20,000	543
The Phoenix Cos., Inc.			38,330	541
Colonial
Properties Trust REIT			15,614	536
NewAlliance Bancshares, Inc.			36,481	536
Commerce Group, Inc.			18,100	533
First Niagara
Financial Group, Inc.			37,421	530
Mercury General Corp.			9,755	526
Pennsylvania REIT			13,449	524
IPC Holdings Ltd.			18,100	522
Cathay General Bancorp			16,030	516
* GFI Group Inc.			5,842	503
Entertainment
Properties Trust REIT			9,834	500
* Argo Group
International Holdings			11,417	497
Trustmark Corp.			16,903	474
Sterling Financial Corp.			17,408	468
Lexington Realty Trust REIT			23,393	468
Umpqua Holdings Corp.			23,288	466
Tanger Factory
Outlet Centers, Inc. REIT			11,178	454
Healthcare
Realty Trust Inc. REIT			16,997	453
BOK Financial Corp.			8,712	448
United Bankshares, Inc.			14,525	442
Equity Inns, Inc. REIT			19,500	440
* Knight Capital
Group, Inc. Class A			36,668	439
Alabama
National BanCorporation			5,600	436
Selective Insurance Group			20,500	436
Citizens Banking Corp.			27,062	436
FelCor Lodging
Trust, Inc. REIT			21,868	436
Mid-America Apartment
Communities, Inc. REIT			8,733	435
R.L.I. Corp.			7,630	433
* Signature Bank			12,231	431
Downey Financial Corp.			7,386	427
Equity Lifestyle
Properties, Inc. REIT			8,150	422
Pacific Capital Bancorp			16,002	421
International
Bancshares Corp.			19,320	419
Prosperity Bancshares, Inc.			12,600	418
Ashford
Hospitality Trust REIT			41,565	418
Cousins
Properties, Inc. REIT			13,778	405
Max Re Capital Ltd.			14,200	398
Cash America
International Inc.			10,587	398
* Piper Jaffray Cos., Inc.			7,310	392
EastGroup
Properties, Inc. REIT			8,500	385
F.N.B. Corp.			22,681	375
American Financial
Realty Trust REIT			46,500	374
Equity One, Inc. REIT			13,683	372
Municipal Mortgage
& Equity, L.L.C.			16,300	370
PS Business
Parks, Inc. REIT			6,502	370
Provident Bankshares Corp.			11,702	367
Provident
Financial Services Inc.			22,026	361
Inland
Real Estate Corp. REIT			22,954	356
Old National Bancorp			21,424	355
TrustCo Bank NY			32,259	353
Horace Mann Educators Corp.			17,885	353
^ Newcastle
Investment Corp. REIT			19,931	351
First Charter Corp.			11,600	350
Wintrust Financial Corp.			8,132	347
Hancock Holding Co.			8,655	347
Maguire
Properties, Inc. REIT			13,400	346
^ Park National Corp.			3,930	343
Susquehanna Bancshares, Inc.			16,694	336
Frontier Financial Corp.			14,250	332
Extra Space
Storage Inc. REIT			21,479	331
Glacier Bancorp, Inc.			14,578	328
Ares Capital Corp.			20,037	326
optionsXpress Holdings Inc.			12,467	326
First Citizens
BancShares Class A			1,859	324
Omega Healthcare
Investors, Inc. REIT			20,766	322
Odyssey Re Holdings Corp.			8,550	317
Franklin Street
Properties Corp. REIT			17,787	307
Greenhill & Co., Inc.			5,000	305
* First Federal Financial Corp.			6,132	304
MB Financial, Inc.			8,762	303
MCG Capital Corp.			21,000	302
Sovran
Self Storage, Inc. REIT			6,500	298
Boston Private
Financial Holdings, Inc.			10,663	297
First Commonwealth
Financial Corp.			26,533	293
^ Redwood Trust, Inc. REIT			8,826	293
Central
Pacific Financial Co.			10,003	292
Enstar Group Ltd.			2,300	292
Bank Mutual Corp.			24,611	290
United Fire & Casualty Co.			7,401	289
United Community Banks, Inc.			11,400	280
Infinity
Property & Casualty Corp.			6,941	279
* Universal
American Financial Corp.			11,957	273
First BanCorp Puerto Rico			28,300	269
NBT Bancorp, Inc.			12,353	269
City Holding Co.			7,327	267
Advanta Corp. Class A			10,894	265
Brookline Bancorp, Inc.			22,889	265
Community Banks, Inc.			8,882	265
Glimcher Realty Trust REIT			11,234	264
* KBW Inc.			9,131	263
National
Health Investors REIT			8,500	263
Friedman, Billings,
Ramsey Group, Inc. REIT			56,688	261
PrivateBancorp, Inc.			7,402	258
Saul Centers, Inc. REIT			4,843	249
* Texas Capital
Bancshares, Inc.			11,457	249
Sterling Bancshares, Inc.			21,750	248
S & T Bancorp, Inc.			7,676	246
Security
Capital Assurance, Ltd.			10,725	245
Acadia Realty Trust REIT			9,000	244
Student Loan Corp.			1,350	243
Community Bank System, Inc.			12,400	242
^ Portfolio
Recovery Associates, Inc.			4,500	239
CVB Financial Corp.			20,375	238
* Investors Bancorp, Inc.			16,746	237
Northwest Bancorp, Inc.			8,313	237
Financial Federal Corp.			8,400	235
Midland Co.			4,236	233
National
Penn Bancshares Inc.			14,169	232
LandAmerica
Financial Group, Inc.			5,945	232
Calamos
Asset Management, Inc.			8,204	232
Capitol Federal Financial			6,744	231
* World Acceptance Corp.			6,937	229
Sterling
Financial Corp. (PA)			13,018	223
Investors
Real Estate Trust REIT			20,624	223
* Navigators Group, Inc.			4,093	222
* First Cash
Financial Services, Inc.			9,400	220
Ramco-Gershenson
Properties Trust REIT			7,010	219
MFA Mortgage
Investments, Inc. REIT			27,000	217
Chemical Financial Corp.			8,921	216
Hercules Technology
Growth Capital, Inc.			16,200	215
Alfa Corp.			11,801	214
* Dollar Financial Corp.			7,500	214
American Campus
Communities, Inc. REIT			7,300	214
First Financial
Bankshares, Inc.			5,210	209
Amcore Financial, Inc.			8,400	209
FBL Financial
Group, Inc. Class A			5,283	209
* Ocwen Financial Corp.			21,700	205
U-Store-It Trust REIT			15,495	205
* Alexander's, Inc. REIT			529	204
Getty Realty
Holding Corp. REIT			7,427	202
Parkway
Properties Inc. REIT			4,569	202
* EZCORP, Inc.			14,838	200
* PICO Holdings, Inc.			4,796	199
* Pinnacle
Financial Partners, Inc.			6,868	198
* Move, Inc.			71,301	197
Hanmi Financial Corp.			12,669	196
Stewart
Information Services Corp.			5,720	196
^ ASTA Funding, Inc.			5,100	195
National Western
Life Insurance Co. Class A			757	194
Anthracite Capital Inc. REIT			21,100	192
LTC Properties, Inc. REIT			8,100	192
Provident New
York Bancorp, Inc.			14,330	188
Partners Trust
Financial Group, Inc.			15,296	186
* Stifel Financial Corp.			3,200	185
* CNA Surety Corp.			10,410	184
*^ Western Alliance Bancorp			7,740	182
Dime Community Bancshares			12,112	181
* Tradestation Group Inc.			15,517	181
Capital Trust Class A REIT			5,099	181
Medical Properties
Trust Inc. REIT			13,586	181
Bank of the Ozarks, Inc.			5,908	180
BankFinancial Corp.			11,240	178
KNBT Bancorp Inc.			10,617	176
Harleysville National Corp.			11,016	175
Anchor Bancorp Wisconsin Inc.			6,479	175
Sun Communities, Inc. REIT			5,726	172
*^ Citizens, Inc.			22,469	172
American Equity
Investment Life Holding Co.			16,100	171
WesBanco Inc.			6,851	171
NorthStar
Realty Finance Corp. REIT			17,158	170
* Meadowbrook
Insurance Group, Inc.			18,826	170
Community
Trust Bancorp Inc.			5,623	169
Tower Group, Inc.			6,400	168
^ Gladstone Capital Corp.			8,419	164
* Centennial Bank Holdings Inc.			25,658	164
West Coast Bancorp			5,697	162
^ Fremont General Corp.			41,307	161
Gramercy Capital Corp. REIT			6,383	161
^ Cascade Bancorp			7,181	160
OneBeacon
Insurance Group Ltd.			7,407	160
TierOne Corp.			6,016	159
Cedar Shopping
Centers, Inc. REIT			11,600	158
* MarketAxess Holdings, Inc.			10,528	158
Independent Bank Corp. (MA)			5,300	157
First Indiana Corp.			5,007	157
^ Southside Bancshares, Inc.			7,062	156
Cohen & Steers, Inc.			4,200	156
* Seabright
Insurance Holdings, Inc.			9,100	155
* Virginia
Commerce Bancorp, Inc.			10,770	154
Presidential Life Corp.			9,100	154
First Source Corp.			6,693	153
TriCo Bancshares			6,878	153
Kite Realty Group Trust REIT			8,123	153
IBERIABANK Corp.			2,900	153
American
Physicians Capital, Inc.			3,900	152
^ First Busey Corp.			6,911	151
Columbia Banking System, Inc.			4,734	151
Sandy Spring Bancorp, Inc.			5,000	151
First Financial Bancorp			11,782	151
BankUnited Financial Corp.			9,685	151
Advance America,
Cash Advance Centers, Inc.			14,059	150
* First Regional Bancorp			6,100	150
* Nexcen Brands, Inc.			22,092	148
First Financial Corp. (IN)			4,881	148
U.S.B. Holding Co., Inc.			6,327	147
* United
America Indemnity, Ltd.			6,800	146
First Potomac REIT			6,595	144
* Thomas Weisel
Partners Group, Inc.			9,900	144
WSFS Financial Corp.			2,300	144
^ Corus Bankshares Inc.			10,980	143
Old Second Bancorp, Inc.			5,015	143
* FPIC Insurance Group, Inc.			3,300	142
Independent Bank Corp. (MI)			12,805	141
PremierWest Bancorp			11,034	141
* Scottish Re Group Ltd.			43,900	140
Flagstar Bancorp, Inc.			14,254	139
SWS Group, Inc.			7,821	138
* Sun Bancorp, Inc. (NJ)			7,885	138
Integra Bank Corp.			7,550	137
PFF Bancorp, Inc.			8,909	137
Arbor Realty
Trust, Inc. REIT			7,200	136
Deerfield Triarc
Capital Corp. REIT			15,024	136
ViewPoint Financial Group			7,327	135
Simmons First National Corp.			5,137	135
State Auto Financial Corp.			4,617	135
Nara Bancorp, Inc.			8,589	134
* CompuCredit Corp.			6,159	134
BankAtlantic
Bancorp, Inc. Class A			15,335	133
* Tejon Ranch Co.			3,200	132
* Hilltop Holdings Inc.			11,238	132
Universal Health
Realty Income REIT			3,600	128
* Stratus Properties Inc.			3,604	127
First Financial
Holdings, Inc.			4,035	126
Harleysville Group, Inc.			3,917	125
* The Bancorp Inc.			6,758	125
* Superior Bancorp			14,058	124
*^ Ladenburg Thalmann
Financial Services, Inc.			63,300	124
Mainsource
Financial Group, Inc.			6,981	123
* Pacific Mercantile Bancorp			7,791	123
Peoples Bancorp, Inc.			4,682	123
Safety Insurance Group, Inc.			3,389	122
* LaBranche & Co. Inc.			25,999	122
Washington
Trust Bancorp, Inc.			4,493	121
Provident
Financial Holdings, Inc.			5,432	121
* PMA Capital Corp. Class A			12,712	121
Heritage Commerce Corp.			5,700	121
First Bancorp (NC)			5,917	121
^ Capital City Bank Group, Inc.			3,850	120
Renasant Corp.			5,505	119
CapLease, Inc. REIT			11,600	119
First Merchants Corp.			5,502	119
* Quanta Capital Holdings Ltd.			43,865	118
* Accredited Home
Lenders Holding Co.			10,143	118
Intervest Bancshares Corp.			4,748	118
First State Bancorporation			5,968	117
Hersha
Hospitality Trust REIT			11,800	117
Cardinal Financial Corp.			11,648	116
Suffolk Bancorp			3,600	115
Lakeland Bancorp, Inc.			8,452	115
Gamco
Investors Inc. Class A			2,093	115
Clifton
Savings Bancorp, Inc.			9,692	115
Consolidated-
Tomoka Land Co.			1,700	114
^ First South Bancorp, Inc.			4,352	114
AmericanWest Bancorporation			5,796	114
Omega Financial Corp.			4,300	114
First
Community Bancshares, Inc.			3,079	112
Crystal
River Capital Inc. REIT			6,629	111
Capital Southwest Corp.			901	111
^ RAIT Financial Trust REIT			13,355	110
Mission
West Properties Inc. REIT			8,800	107
Banner Corp.			3,100	107
NewBridge Bancorp.			8,369	106
Massbank Corp.			2,871	106
Nelnet, Inc.			5,800	106
Peapack
Gladstone Financial Corp.			4,063	104
North Valley Bancorp			4,618	104
Oriental Financial Group Inc.			8,981	103
Flushing Financial Corp.			6,052	102
Yardville National Bancorp			3,002	101
Southwest Bancorp, Inc.			5,344	101
GMH Communities Trust REIT			12,909	100
Capstead Mortgage Corp. REIT			9,712	100
Virginia
Financial Group, Inc.			5,250	100
Gladstone
Commercial Corp. REIT			5,300	99
Capitol Bancorp Ltd.			3,990	99
* Franklin Bank Corp.			10,515	97
^ W Holding Co., Inc.			42,955	96
National
Health Realty Inc. REIT			4,100	95
Tompkins Trustco, Inc.			2,390	95
* Great Lakes Bancorp, Inc.			7,007	94
BancFirst Corp.			2,100	94
Agree Realty Corp. REIT			3,000	94
German American Bancorp			6,797	93
* First Mercury Financial Corp.			4,341	93
JER Investors Trust Inc. REIT			7,472	93
Macatawa Bank Corp.			6,874	93
Winthrop
Realty Trust Inc. REIT			13,798	93
First Place Financial Corp.			5,236	93
Univest Corp. of Pennsylvania			3,905	93
Bank of Granite Corp.			6,687	91
MVC Capital, Inc.			4,900	91
Wilshire Bancorp Inc.			8,250	91
*^ Wauwatosa Holdings, Inc.			5,541	90
Arrow Financial Corp.			4,022	90
Taylor Capital Group, Inc.			3,200	89
Urstadt Biddle
Properties Class A REIT			5,766	89
CFS Bancorp, Inc.			6,300	89
Eastern
Virginia Bankshares, Inc.			4,460	87
Great
Southern Bancorp, Inc.			3,476	86
S.Y. Bancorp, Inc.			3,189	86
UMH Properties, Inc. REIT			6,159	86
Amtrust
Financial Services Inc.			5,645	86
State Bancorp, Inc.			5,243	85
^ Seacoast Banking
Corp. of Florida			4,564	85
Union Bankshares Corp.			3,750	85
City Bank Lynnwood (WA)			2,965	85
Republic
Bancorp, Inc. Class A			5,373	85
SCBT Financial Corp.			2,418	84
Abington
Community Bancorp Inc.			8,563	83
* Triad Guaranty, Inc.			4,400	83
Resource America, Inc.			5,286	83
Greater Community Bancorp			5,535	83
Lakeland Financial Corp.			3,598	83
Education
Realty Trust, Inc. REIT			6,121	83
Advanta Corp. Class B			3,000	82
CoBiz Inc.			4,773	82
* Encore Capital Group, Inc.			6,923	82
One Liberty
Properties, Inc. REIT			4,200	82
Merchants Bancshares, Inc.			3,511	82
Greene County Bancshares			2,225	81
Sterling Bancorp			5,785	81
Horizon Financial Corp.			3,993	81
* Consumer
Portfolio Services, Inc.			14,200	81
Royal Bancshares
of Pennsylvania, Inc.			3,660	80
BancTrust
Financial Group, Inc.			5,033	80
Willow Grove Bancorp, Inc.			6,426	80
Camco Financial Corp.			6,005	80
*^ Doral Financial Corp.			3,598	79
Heritage Financial Corp.			3,576	79
HMN Financial, Inc.			2,621	78
* Amerisafe Inc.			4,600	76
Associated Estates
Realty Corp. REIT			5,808	76
Heartland
Financial USA, Inc.			3,655	75
Midwest
Banc Holdings, Inc.			5,040	74
FNB Corp. (NC)			4,656	74
Anworth
Mortgage Asset Corp. REIT			13,762	74
Sanders Morris
Harris Group Inc.			7,301	74
Bryn Mawr Bank Corp.			3,402	74
Republic Property Trust REIT			5,000	73
Wainwright Bank & Trust Co.			5,682	73
TIB Financial Corp.			6,514	72
Atlantic Coast Federal Corp.			4,745	72
Federal Agricultural
Mortgage Corp. Class A			3,500	71
Baldwin & Lyons, Inc. Class B			2,573	70
Medallion Financial Corp.			6,380	69
First M&F Corp.			3,952	69
*^ Ampal-American Israel Corp.			12,344	69
Center Financial Corp.			4,915	68
Technology
Investment Capital Corp.			5,070	68
Capital Bank Corp.			4,502	68
NYMAGIC, Inc.			2,400	67
* Community Bancorp			2,650	67
Asset Acceptance Capital Corp.			5,694	66
Financial Institutions, Inc.			3,651	66
Irwin Financial Corp.			5,987	66
* Harris & Harris Group, Inc.			6,200	66
Rainier Pacific
Financial Group Inc.			3,925	66
Pulaski Financial Corp.			5,046	65
Camden National Corp.			1,840	64
Penns Woods Bancorp, Inc.			2,008	64
* Oritani Financial Corp.			4,053	64
West Bancorporation			4,121	64
Thomas Properties Group, Inc.			5,320	64
LSB Corp.			4,028	64
* Republic First Bancorp, Inc.			7,909	63
* Primus Guaranty, Ltd.			5,967	63
FNB Corp. (VA)			2,060	62
* Ameriserv Financial Inc.			18,587	62
Preferred Bank, Los Angeles			1,573	62
^ Alesco Financial, Inc. REIT			12,500	61
Compass Diversified Trust			3,800	61
* United PanAm Financial Corp.			7,392	61
Capital Corp. of the West			3,272	60
OceanFirst Financial Corp.			3,436	60
HF Financial Corp.			3,644	58
Imperial Capital Bancorp Inc.			2,061	58
* Crawford & Co. Class B			9,250	58
K-Fed Bancorp			4,336	57
EMC Insurance Group, Inc.			2,195	57
PMC Commercial Trust REIT			4,300	56
Jefferson Bancshares, Inc.			5,200	56
Kearny Financial Corp.			4,284	55
* United Capital Corp.			2,064	55
Mercantile Bank Corp.			2,546	55
Gladstone Investment Corp.			4,218	54
American Land
Lease, Inc. REIT			2,400	54
First Federal
Bancshares of Arkansas, Inc.			2,933	54
Unity Bancorp, Inc.			4,828	53
American Mortgage
Acceptance Co. REIT			6,015	53
Independence Holding Co.			2,602	53
Citizens & Northern Corp.			2,870	53
Berkshire Hills Bancorp, Inc.			1,741	53
Colony Bankcorp, Inc.			3,062	53
MutualFirst Financial Inc.			2,926	52
Westwood Holdings Group, Inc.			1,500	51
NGP Capital Resources Co.			3,161	51
* First Mariner Bancorp, Inc.			5,242	50
Northrim Bancorp Inc.			1,984	49
Citizens First Bancorp, Inc.			2,748	49
^ Temecula Valley Bancorp, Inc.			2,863	49
Resource Capital Corp. REIT			4,300	48
* NewStar Financial, Inc.			4,300	48
Ames National Corp.			2,315	47
^ U.S. Global
Investors, Inc. Class A			2,400	46
Hawthorn Bancshares Inc.			1,461	45
Westfield Financial, Inc.			4,581	44
American
National Bankshares Inc.			1,983	44
* Credit Acceptance Corp.			1,900	44
Ameris Bancorp			2,421	44
* Penson Worldwide, Inc.			2,362	44
^ Impac Mortgage
Holdings, Inc. REIT			28,200	43
United
Community Financial Corp.			5,993	43
First
Defiance Financial Corp.			1,600	43
Oak Hill Financial, Inc.			1,356	42
Security Bank Corp.			3,272	41
Farmers Capital Bank Corp.			1,430	41
Vineyard
National Bancorp Co.			2,415	40
* Cowen Group, Inc.			2,900	40
MBT Financial Corp.			3,330	40
Shore Bancshares, Inc.			1,650	40
Comm Bancorp, Inc.			843	40
* Penn Treaty American Corp.			6,755	39
James River Group Inc.			1,200	39
* KMG America Corp.			6,538	39
Enterprise
Financial Services Corp.			1,585	39
Smithtown Bancorp, Inc.			1,654	38
* Newtek
Business Services, Inc.			22,635	38
Center Bancorp, Inc.			3,045	37
Codorus
Valley Bancorp, Inc.			1,998	36
Columbia Bancorp (OR)			1,800	36
^ NovaStar Financial Inc. REIT			3,775	33
Patriot Capital Funding Inc.			2,500	33
TF Financial Corp.			1,161	32
Investors Title Co.			812	32
PAB Bankshares, Inc.			1,900	31
* Marlin Business Services Inc.			2,196	31
Century Bancorp, Inc. Class A			1,440	31
CBRE Realty Finance Inc.			5,200	31
United
Security Bancshares, Inc.			1,292	30
QC Holdings Inc.			2,008	29
* SCPIE Holdings Inc.			1,300	29
Kohlberg Capital Corp.			1,869	28
* Clayton Holdings, Inc.			3,500	28
* First Acceptance Corp.			5,500	28
Citizens South Banking Corp.			2,237	28
HopFed Bancorp, Inc.			1,815	27
GB&T Bancshares, Inc.			2,045	27
Home Bancshares Inc.			1,216	26
Wayne Savings Bancshares, Inc.			2,079	26
* Rewards Network Inc.			5,200	25
* BCSB Bankcorp, Inc.			3,006	25
ProCentury Corp.			1,600	23
Meta Financial Group, Inc.			554	22
National Bankshares, Inc.			1,098	21
^ Luminent Mortgage
Capital, Inc. REIT			12,400	21
First Security Group Inc.			2,000	20
Donegal Group Inc. Class A			1,200	19
Landmark Bancorp Inc.			714	19
Ameriana Bancorp			1,926	18
* American Independence Corp.			1,770	18
BRT Realty Trust REIT			1,000	17
* Reis, Inc.			2,356	17
Vestin Realty
Mortgage II, Inc. REIT			3,300	16
Cadence Financial Corp.			800	14
^ United
Security Bancshares (CA)			716	13
* First
Keystone Financial, Inc.			958	13
Team Financial, Inc.			820	13
* HouseValues, Inc.			3,100	12
Bimini Capital Management Inc.			8,621	11
Cogdell Spencer Inc. REIT			600	11
* Specialty
Underwriters' Alliance, Inc.			1,400	10
Centerstate Banks of Florida			600	9
Sierra Bancorp			300	9
Yadkin Valley
Bank and Trust Co.			400	6
^ Delta Financial Corp.			1,300	6
Origen Financial, Inc. REIT			1,000	6
* American Safety
Insurance Holdings, Ltd.			300	6
Cascade Financial Corp.			375	6
Affirmative
Insurance Holdings, Inc.			500	6
* ZipRealty, Inc.			900	6
* Grubb & Ellis Co.			600	6
Lincoln Bancorp			300	5
First National Lincoln Corp.			300	5
Fidelity Southern Corp.			300	4
Hanover Capital
Mortgage Holdings, Inc. REIT			2,100	4
Southern
Community Financial Corp.			400	3
Eagle Bancorp, Inc.			260	3
Pacific Continental Corp.			210	3
Habersham Bancorp			200	3
Synergy Financial Group, Inc.			200	3
Federal Agricultural
Mortgage Corp. Class C			100	3
Princeton
National Bancorp, Inc.			99	3
Community Capital Corp.			100	2
* Horizon Group
Properties, Inc. REIT			270	2
Monmouth Real
Estate Investment Corp. REIT			200	2
* AMV Liquidating Trust			13,300	1
East Penn Financial Corp.			100	1
* Dynex Capital, Inc. REIT			100	1
Feldman Mall
Properties, Inc. REIT			100	1
* EBS Litigation LLC			6,856	-
* Vesta Insurance Group, Inc.			4,693	-

				1,169,205

Health Care (7.1%)
Johnson & Johnson			1,031,869	67,794
Pfizer Inc.			2,499,937	61,073
Merck & Co., Inc.			772,072	39,908
Abbott Laboratories			548,723	29,422
* Amgen, Inc.			413,782	23,408
UnitedHealth Group Inc.			478,026	23,151
Medtronic, Inc.			409,891	23,122
Wyeth			479,236	21,350
Eli Lilly & Co.			363,589	20,699
Bristol-Myers Squibb Co.			701,026	20,204
* WellPoint Inc.			218,689	17,259
Schering-Plough Corp.			530,585	16,782
* Gilead Sciences, Inc.			332,708	13,598
* Genentech, Inc.			168,872	13,175
Baxter International, Inc.			232,381	13,078
Aetna Inc.			183,474	9,957
* Celgene Corp.			135,387	9,654
* Medco Health Solutions, Inc.			99,774	9,019
* Thermo Fisher
Scientific, Inc.			150,392	8,681
Cardinal Health, Inc.			136,954	8,564
* Covidien Ltd.			176,212	7,313
Becton, Dickinson & Co.			87,425	7,173
Allergan, Inc.			109,596	7,066
Stryker Corp.			102,036	7,016
* Zimmer Holdings, Inc.			84,813	6,869
* Biogen Idec Inc.			102,272	6,784
* Boston Scientific Corp.			475,601	6,635
McKesson Corp.			106,037	6,234
CIGNA Corp.			109,637	5,843
* Genzyme Corp.			94,088	5,830
* St. Jude Medical, Inc.			120,463	5,309
* Express Scripts Inc.			82,500	4,605
* Forest Laboratories, Inc.			114,070	4,254
* Humana Inc.			59,863	4,183
* Coventry Health Care Inc.			56,374	3,507
Quest Diagnostics, Inc.			58,980	3,407
* Laboratory Corp.
of America Holdings			41,837	3,273
C.R. Bard, Inc.			36,792	3,245
AmerisourceBergen Corp.			68,226	3,093
* Intuitive Surgical, Inc.			13,353	3,071
* Waters Corp.			36,089	2,415
* DaVita, Inc.			37,536	2,372
* Amylin Pharmaceuticals, Inc.			46,990	2,350
* Hospira, Inc.			55,633	2,306
Applera Corp.-Applied
Biosystems Group			66,122	2,290
Dade Behring Holdings Inc.			29,200	2,229
* Health Net Inc.			40,799	2,205
DENTSPLY International Inc.			51,757	2,155
IMS Health, Inc.			70,299	2,154
* Barr Pharmaceuticals Inc.			37,160	2,115
* Cytyc Corp.			41,097	1,958
* Henry Schein, Inc.			31,752	1,932
* Varian Medical Systems, Inc.			45,815	1,919
* Vertex Pharmaceuticals, Inc.			46,747	1,796
* Covance, Inc.			22,739	1,771
* Cephalon, Inc.			23,672	1,729
Manor Care, Inc.			26,062	1,678
Beckman Coulter, Inc.			22,076	1,628
* Patterson Cos.			40,052	1,546
* Endo Pharmaceuticals
Holdings, Inc.			47,513	1,473
* Millipore Corp.			19,226	1,457
Omnicare, Inc.			43,584	1,444
* Cerner Corp.			23,974	1,434
Mylan Inc.			89,282	1,425
* Invitrogen Corp.			17,098	1,397
* Charles River Laboratories, Inc.			24,175	1,357
Pharmaceutical
Product Development, Inc.			37,948	1,345
* WellCare Health Plans Inc.			12,468	1,315
PerkinElmer, Inc.			43,940	1,283
* VCA Antech, Inc.			30,300	1,265
* Respironics, Inc.			26,138	1,255
* Gen-Probe Inc.			18,820	1,253
Bausch & Lomb, Inc.			19,350	1,238
* IDEXX Laboratories Corp.			11,285	1,237
* ResMed Inc.			27,954	1,198
* Hologic, Inc.			19,400	1,183
* Millennium
Pharmaceuticals, Inc.			114,425	1,161
Hillenbrand Industries, Inc.			20,913	1,151
* Pediatrix
Medical Group, Inc.			17,514	1,146
* Kyphon Inc.			16,323	1,143
* Watson Pharmaceuticals, Inc.			34,675	1,123
* Lincare Holdings, Inc.			29,776	1,091
* Community
Health Systems, Inc.			34,271	1,077
* Sepracor Inc.			39,171	1,077
* Kinetic Concepts, Inc.			18,922	1,065
* Ventana Medical Systems, Inc.			12,100	1,040
* Inverness
Medical Innovations, Inc.			18,672	1,033
* Edwards Lifesciences Corp.			20,917	1,031
* King Pharmaceuticals, Inc.			87,339	1,024
* Illumina, Inc.			18,996	986
Universal
Health Services Class B			18,087	984
* PDL BioPharma Inc.			42,125	910
* ImClone Systems, Inc.			21,583	892
* Immucor Inc.			24,880	889
* HLTH Corp.			61,333	869
* Techne Corp.			13,674	863
* Onyx Pharmaceuticals, Inc.			19,748	859
* BioMarin Pharmaceutical Inc.			34,200	852
Cooper Cos., Inc.			15,948	836
* Sierra Health Services, Inc.			19,428	820
* Alexion Pharmaceuticals, Inc.			12,346	804
* MGI Pharma, Inc.			28,853	802
* Myriad Genetics, Inc.			15,247	795
* Psychiatric Solutions, Inc.			19,166	753
* Varian, Inc.			11,030	702
* OSI Pharmaceuticals, Inc.			20,364	692
* Healthways, Inc.			12,613	681
* Alkermes, Inc.			36,614	674
Mentor Corp.			14,447	665
* Warner Chilcott Ltd.			36,501	649
* Advanced Medical Optics, Inc.			21,111	646
* AMERIGROUP Corp.			18,626	642
STERIS Corp.			23,137	632
* Bio-Rad Laboratories,
Inc. Class A			6,800	615
* Affymetrix, Inc.			24,194	614
Health Management
Associates Class A			88,404	614
* Medarex, Inc.			42,651	604
Perrigo Co.			28,155	601
Medicis Pharmaceutical Corp.			19,692	601
* LifePoint Hospitals, Inc.			19,371	581
* Tenet Healthcare Corp.			171,389	576
* Sunrise Senior Living, Inc.			16,100	569
Owens & Minor, Inc. Holding Co.			14,760	562
* Magellan Health Services, Inc.			13,815	561
* ArthroCare Corp.			9,838	550
* Dionex Corp.			6,900	548
Chemed Corp.			8,800	547
* United Therapeutics Corp.			8,000	532
* Valeant Pharmaceuticals
International			34,148	529
Brookdale Senior Living Inc.			12,771	508
*^ HealthSouth Corp.			28,948	507
* Allscripts
Healthcare Solutions, Inc.			18,700	505
* Align Technology, Inc.			19,861	503
* Pharmion Corp.			10,700	494
West Pharmaceutical
Services, Inc.			11,800	492
* PSS World Medical, Inc.			25,350	485
* LifeCell Corp.			12,900	485
* Haemonetics Corp.			9,762	482
* Human Genome Sciences, Inc.			45,463	468
* Isis Pharmaceuticals, Inc.			30,800	461
Arrow International, Inc.			9,955	453
* Adams Respiratory
Therapeutics, Inc.			11,589	447
PolyMedica Corp.			8,300	436
* Theravance, Inc.			16,684	435
* American Medical
Systems Holdings, Inc.			24,642	418
* Cubist Pharmaceuticals, Inc.			19,706	416
* Apria Healthcare Group Inc.			15,977	416
* Eclipsys Corp.			17,400	406
* Thoratec Corp.			19,562	405
* Applera Corp.
-Celera Genomics Group			28,557	402
* PAREXEL International Corp.			9,700	400
* DJ Orthopedics Inc.			8,100	398
* inVentiv Health, Inc.			9,015	395
* Exelixis, Inc.			37,005	392
* Nuvasive, Inc.			10,900	392
* The Medicines Co.			21,116	376
* Regeneron
Pharmaceuticals, Inc.			20,784	370
* Cepheid, Inc.			15,422	352
Meridian Bioscience Inc.			11,508	349
Alpharma, Inc. Class A			15,847	338
* Centene Corp.			14,900	320
* Martek Biosciences Corp.			10,684	310
* K-V Pharmaceutical
Co. Class A			10,633	304
* Nektar Therapeutics			34,075	301
* Integra
LifeSciences Holdings			6,101	296
* Quidel Corp.			15,000	293
*^ Dendreon Corp.			37,033	285
* Amedisys Inc.			7,334	282
* Sciele Pharma, Inc.			10,700	278
* CONMED Corp.			9,740	273
* Healthspring, Inc.			13,900	271
* AMAG Pharmaceuticals, Inc.			4,633	265
* Wright Medical Group, Inc.			9,800	263
* Xenoport Inc.			5,500	259
Analogic Corp.			4,000	255
* HealthExtras, Inc.			9,100	253
* Conceptus, Inc.			13,300	252
* Air Methods Corp.			5,400	249
* HMS Holdings Corp.			10,133	249
* SurModics, Inc.			5,045	247
* SonoSite, Inc.			8,100	247
* ViroPharma Inc.			27,631	246
* Savient Pharmaceuticals Inc.			16,861	245
* Geron Corp.			33,480	245
* OraSure Technologies, Inc.			23,890	240
* Omnicell, Inc.			8,400	240
* InterMune Inc.			12,500	239
LCA-Vision Inc.			8,112	238
* Cross
Country Healthcare, Inc.			13,500	236
Invacare Corp.			10,007	234
* Acadia Pharmaceuticals Inc.			15,540	234
* Kindred Healthcare, Inc.			12,932	232
* AmSurg Corp.			10,000	231
* Par Pharmaceutical Cos. Inc.			12,027	223
* Greatbatch, Inc.			8,341	222
* The TriZetto Group, Inc.			12,611	221
* eResearch Technology, Inc.			19,350	220
* Spectranetics Corp.			16,296	220
* Alnylam Pharmaceuticals Inc.			6,700	219
* Acorda Therapeutics Inc.			11,600	213
* Abraxis Bioscience, Inc.			9,147	209
* Abaxis, Inc.			9,300	209
* Halozyme Therapeutics Inc.			24,000	209
* Cypress Bioscience, Inc.			14,877	204
* Matria Healthcare, Inc.			7,781	204
* Orthofix International N.V.			4,101	201
* Salix Pharmaceuticals, Ltd.			16,058	199
* I-Flow Corp.			10,700	199
* Luminex Corp.			13,048	197
* Enzon Pharmaceuticals, Inc.			22,191	196
*^ MannKind Corp.			20,085	194
* Seattle Genetics, Inc.			17,186	193
* Palomar Medical
Technologies, Inc.			6,600	188
* Phase Forward Inc.			9,314	186
* AMN Healthcare Services, Inc.			9,905	185
* Senomyx, Inc.			15,083	185
* Sirona Dental Systems Inc.			5,176	185
* Pain Therapeutics, Inc.			19,700	184
* XOMA Ltd.			53,200	181
* CV Therapeutics, Inc.			20,194	181
* Volcano Corp.			11,000	181
* Neurocrine Biosciences, Inc.			17,734	177
* Durect Corp.			31,841	174
* Microtek
Medical Holdings, Inc.			27,676	171
* IRIS International, Inc.			8,800	169
* Arena Pharmaceuticals, Inc.			15,408	169
* Akorn, Inc.			22,400	168
* Anika Resh Inc.			8,000	166
* Kendle International Inc.			4,000	166
* Molina Healthcare Inc.			4,518	164
Incyte Corp.			22,682	162
* Indevus Pharmaceuticals, Inc.			23,343	161
* Sun Healthcare Group Inc.			9,500	159
* Pharmanet
Development Group, Inc.			5,405	157
* Assisted Living Concepts Inc.			17,121	156
* SuperGen, Inc.			35,900	156
* Progenics
Pharmaceuticals, Inc.			7,036	156
* ICU Medical, Inc.			4,000	155
*^ ev3 Inc.			9,420	155
* PharMerica corp.			10,254	153
* Third Wave Technologies			17,618	152
* Novavax, Inc.			41,922	151
* PRA International			5,102	150
* Possis Medical Inc.			11,066	150
* Cyberonics, Inc.			10,700	149
* Auxilium Pharmaceuticals, Inc.			7,000	148
* American Dental Partners, Inc.			5,200	146
* AngioDynamics, Inc.			7,721	146
Datascope Corp.			4,294	145
* Zoll Medical Corp.			5,600	145
* Res-Care, Inc.			6,300	144
* Zymogenetics, Inc.			10,975	143
* Gentiva Health Services, Inc.			7,431	143
* BioScrip Inc.			22,108	142
* Noven Pharmaceuticals, Inc.			8,900	142
* Hanger Orthopedic Group, Inc.			12,335	140
* Array BioPharma Inc.			12,385	139
*^ Cytrx Corp.			40,100	139
* Vivus, Inc.			27,914	138
* Pozen Inc.			12,462	138
Landauer, Inc.			2,700	138
Vital Signs, Inc.			2,546	133
* Inspire Pharmaceuticals, Inc.			24,413	131
* Emeritus Corp.			4,836	131
* Foxhollow Technologies Inc.			4,949	131
* Discovery Laboratories, Inc.			48,146	130
* Rochester Medical Corp.			7,086	129
* Symmetry Medical Inc.			7,700	129
* Sonic Innovations, Inc.			13,930	128
* ArQule, Inc.			17,801	127
* Accelrys Inc.			18,507	127
* Odyssey Healthcare, Inc.			13,000	125
* Medical Action Industries Inc.			5,250	124
* NPS Pharmaceuticals Inc.			21,546	124
* MedCath Corp.			4,499	124
Ligand
Pharmaceuticals Inc. Class B			23,000	123
* Bruker BioSciences Corp.			13,764	121
* Somanetics Corp.			6,483	121
*^ Nastech Pharmaceutical Co., Inc.			9,000	120
* Bio-Reference Laboratories, Inc.			3,544	120
* Lexicon Pharmaceuticals Inc.			34,536	119
* Cerus Corp.			13,464	118
* Cardiac Science Corp.			11,556	116
* Nabi Biopharmaceuticals			28,171	114
* CryoLife Inc.			12,000	113
* Vital Images, Inc.			5,700	111
* Momenta Pharmaceuticals, Inc.			9,700	110
* Albany Molecular Research, Inc.			7,311	110
* ABIOMED, Inc.			8,700	108
Computer Programs
and Systems, Inc.			4,100	108
* Immunomedics Inc.			47,075	108
* Enzo Biochem, Inc.			9,335	106
*^ BioLase Technology, Inc.			15,314	105
* Adolor Corp.			30,400	104
* Keryx Biopharmaceuticals, Inc.			10,400	103
* Regeneration Technologies, Inc.			9,441	101
* Hooper Holmes, Inc.			42,531	100
* Bentley Pharmaceuticals, Inc.			8,000	100
* StemCells, Inc.			46,900	99
* CorVel Corp.			4,256	98
* Aastrom Biosciences, Inc.			83,800	97
* Medivation Inc.			4,815	97
* Aspect Medical Systems, Inc.			6,996	95
* ARIAD Pharmaceuticals, Inc.			20,212	94
* Bradley Pharmaceuticals, Inc.			5,005	91
* Providence Service Corp.			3,100	91
* ADVENTRX Pharmaceuticals, Inc.			35,400	91
Cambrex Corp.			8,272	90
* Encysive Pharmaceuticals, Inc.			59,250	89
* Kensey Nash Corp.			3,391	89
* RehabCare Group, Inc.			5,032	89
* Neogen Corp.			3,702	88
* Matrixx Initiatives, Inc.			4,400	87
* MWI Veterinary Supply Inc.			2,300	87
* Orthovita, Inc.			28,416	86
* Life Sciences Research, Inc.			4,500	86
* Dyax Corp.			23,597	85
* GTx, Inc.			5,200	85
* Sangamo BioSciences, Inc.			5,800	82
*^ Telik, Inc.			27,883	81
* Emageon Inc.			9,495	80
*^ Peregrine Pharmaceuticals, Inc.			118,381	79
* Columbia Laboratories Inc.			30,465	79
* America Service Group Inc.			6,943	79
National Healthcare Corp.			1,500	77
* US Physical Therapy, Inc.			5,200	77
* Radiation Therapy Services, Inc.			3,663	76
* Merit Medical Systems, Inc.			5,839	76
* ThermoGenesis Corp.			33,937	76
*^ AVI BioPharma, Inc.			29,300	75
* Omrix Biopharmaceuticals, Inc.			2,100	74
* Cutera, Inc.			2,800	73
Psychemedics Corp.			4,200	73
* E-Z-EM, Inc.			4,464	73
* Nuvelo, Inc.			35,253	72
*^ Continucare Corp.			24,860	71
* Rigel Pharmaceuticals, Inc.			7,489	71
* Stereotaxis Inc.			5,106	70
* Candela Corp.			8,123	69
* Monogram Biosciences, Inc.			47,778	68
* Natus Medical Inc.			4,200	67
* Penwest Pharmaceuticals Co.			6,050	67
* ImmunoGen, Inc.			14,300	66
*^ Genitope Corp.			14,700	66
* Corcept Therapeutics Inc.			13,426	66
* Lifecore Biomedical Inc.			5,083	66
* Sequenom, Inc.			9,040	65
* EPIX Pharmaceuticals Inc.			15,992	65
* Medical Staffing
Network Holdings, Inc.			12,378	63
* Pharmacopeia
Drug Discovery Inc.			11,027	63
* Nighthawk
Radiology Holdings, Inc.			2,572	63
* National Dentex Corp.			3,896	62
* LHC Group Inc.			2,900	62
*^ Hemispherx Biopharma, Inc.			35,200	61
* HealthTronics
Surgical Services, Inc.			11,855	60
Young Innovations, Inc.			2,100	60
* SciClone
Pharmaceuticals, Inc.			30,457	60
* Vical, Inc.			12,115	59
* Amicas, Inc.			20,076	59
*^ Immtech Pharmaceuticals Inc.			7,148	59
*^ Cell Therapeutics, Inc.			15,444	57
*^ EntreMed, Inc.			53,110	57
* Cell Genesys, Inc.			14,765	56
* Metabolix Inc.			2,300	56
* La Jolla Pharmaceutical Co.			12,575	56
* Osteotech, Inc.			7,187	54
* Dexcom Inc.			5,400	54
* Theragenics Corp.			11,916	54
* Nutraceutical
International Corp.			3,500	53
* PDI, Inc.			5,100	53
* BioSphere Medical Inc.			10,860	52
* Maxygen Inc.			7,477	51
* Collagenex
Pharmaceuticals, Inc.			5,592	50
* Vanda Parmaceuticals, Inc.			3,600	50
* Strategic Diagnostics Inc.			9,612	49
* Rural/Metro Corp.			14,870	48
* Caliper Life Sciences, Inc.			8,280	48
* Five Star Quality Care, Inc.			5,671	47
* Synovis
Life Technologies, Inc.			2,095	45
* Anadys Pharmaceuticals Inc.			21,879	45
* Cantel Medical Corp.			2,800	44
* Alliance Imaging, Inc.			4,800	43
* BioCryst
Pharmaceuticals, Inc.			6,000	43
* Titan Pharmaceuticals, Inc.			20,271	43
* Allion Healthcare Inc.			6,100	43
* Merge Technologies, Inc.			9,681	43
* Orchid Cellmark, Inc.			7,589	42
* Emergency Medical
Services LP Class A			1,400	42
* Emisphere Technologies, Inc.			8,800	42
* Trimeris, Inc.			5,404	42
* Hi-Tech Pharmacal Co., Inc.			3,513	42
* Kosan Biosciences, Inc.			8,200	41
* deCODE genetics, Inc.			11,373	39
* Cytokinetics, Inc.			7,525	39
* Neose Technologies, Inc.			24,574	38
* Panacos Pharmaceuticals Inc.			23,595	38
* Renovis, Inc.			9,600	37
* Ista Pharmaceuticals Inc.			5,337	37
* Avigen, Inc.			6,731	36
* DepoMed, Inc.			17,306	35
* Vion Pharmaceuticals, Inc.			45,800	35
* Neurogen Corp.			7,920	35
* Hythiam Inc.			4,718	35
* Harvard Bioscience, Inc.			7,434	33
* VNUS Medical
Technologies, Inc.			2,100	33
* VistaCare, Inc.			5,100	33
* Genomic Health, Inc.			1,700	33
* Barrier Therapeutics Inc.			5,400	33
* GenVec, Inc.			13,597	32
* ATS Medical, Inc.			17,226	31
* Tercica, Inc.			5,020	31
* Allos Therapeutics Inc.			6,548	31
* Altus Pharmaceuticals, Inc.			2,884	30
* Allied Healthcare
International Inc.			12,517	30
* Santarus Inc.			11,122	29
* Pharmacyclics, Inc.			12,630	29
* Exactech, Inc.			1,758	28
* Orthologic Corp.			20,010	28
* NMT Medical, Inc.			3,531	28
* Avanir
Pharmaceuticals Class A			12,100	26
* Bioenvision, Inc.			4,900	26
* Micrus Endovascular Corp			1,400	26
* Javelin
Pharmaceuticals, Inc.			5,076	25
* Hollis-Eden
Pharmaceuticals, Inc.			12,818	25
* Hansen Medical Inc.			921	25
* SRI/Surgical Express, Inc.			3,833	25
* Exact Sciences Corp.			7,166	24
* Oxigene, Inc.			6,748	24
* AVANT
Immunotherapeutics, Inc.			40,329	23
* Capital Senior Living Corp.			2,600	22
* Idenix Pharmaceuticals Inc.			7,399	21
* Endologix, Inc.			5,400	21
* Fonar Corp.			3,106	21
*^ AtheroGenics, Inc.			12,745	21
*^ Antigenics, Inc.			8,912	21
* Icad Inc.			7,000	21
* CuraGen Corp.			15,252	21
*^ MiddleBrook
Pharmaceuticals Inc.			8,570	20
* Minrad International, Inc.			4,100	20
* Nanogen, Inc.			26,400	19
* Oscient
Pharmaceuticals Corp.			7,381	19
* NxStage Medical, Inc.			1,300	19
* Cynosure Inc.			500	18
* Dynavax Technologies Corp.			4,263	18
* Poniard Pharmaceuticals, Inc.			3,173	18
* TorreyPines Therapeutics Inc.			2,925	18
* CardioDynamics
International Corp.			33,415	17
* Bioject
Medical Technologies Inc.			12,286	17
* SCOLR Pharma Inc.			6,600	17
* Genta Inc.			12,055	16
* Threshold
Pharmaceuticals, Inc.			18,028	16
* RadNet, Inc.			1,779	16
* Zila, Inc.			13,147	15
*^ Northfield
Laboratories, Inc.			7,900	15
* Insmed Inc.			22,150	15
* Curis, Inc.			15,270	15
* GTC Biotherapeutics, Inc.			13,981	14
* NitroMed, Inc.			8,000	14
* Insite Vision, Inc.			12,200	14
* Infinity
Pharmaceuticals, Inc.			1,525	14
* National Medical
Health Card Systems, Inc.			1,420	14
* Gene Logic Inc.			11,200	13
* Genaera Corp.			4,494	13
* Q-Med, Inc.			4,728	12
* Genelabs Technologies, Inc.			5,200	10
* Biomimetic
Therapeutics, Inc.			700	9
* SONUS
Pharmaceuticals, Inc.			14,615	9
Neurometrix Inc.			1,000	9
* Repligen Corp.			2,000	9
* Introgen Therapeutics, Inc.			2,000	8
* Proxymed Pharmacy, Inc.			2,846	8
* Combinatorx, Inc.			1,300	8
* NeoPharm, Inc.			8,114	8
*^ Vermillion, Inc.			7,237	7
* Lipid Sciences, Inc.			5,949	7
* Hana Biosciences, Inc.			6,238	7
* Alexza Pharmaceuticals, Inc.			800	7
* STAAR Surgical Co.			2,300	7
* Anesiva, Inc.			1,135	7
* Northstar Neuroscience, Inc.			500	6
* NationsHealth, Inc.			7,744	5
* Critical Therapeutics, Inc.			3,000	5
* IVAX Diagnostics, Inc.			8,700	5
* Micromet, Inc.			2,674	5
* DUSA Pharmaceuticals, Inc.			2,300	5
* Cytogen Corp.			5,875	5
* Osiris Therapeutics, Inc.			358	5
*^ Targeted Genetics Corp.			2,245	4
* Digirad Corp.			1,200	4
* Epicept Corp.			1,913	4
* Coley Pharmaceutical Group			1,100	3
* Mediware
Information Systems, Inc.			500	3
* Clarient, Inc.			1,490	3
* Novoste Corp.			1,144	3
* Neurobiological
Technolgoies, Inc.			776	3
* Dialysis Corp. of America			200	2
* Inhibitex Inc.			1,400	2
* Matritech Inc.			13,900	2
* Synvista Therapuetics Inc.			380	1
* Pharmos Corp.			1,320	1
* ViaCell, Inc.			200	1
* Immunicon Corp.			800	1
* Novamed, Inc.			200	1
* Biopure Corp. Class A			1,450	1
* Vasomedical, Inc.			6,557	1
* Palatin Technologies, Inc.			1,600	1
* Affymax Inc.			14	-
* North American
Scientific, Inc.			500	-
* Aphton Corp.			12,609	-

				704,279

Industrials (7.2%)
General Electric Co.			3,664,264	151,701
The Boeing Co.			266,442	27,974
United Technologies Corp.			336,558	27,086
3M Co.			243,670	22,803
United Parcel Service, Inc.			241,296	18,121
Caterpillar, Inc.			228,033	17,885
Honeywell International Inc.			263,780	15,687
Emerson Electric Co.			283,716	15,099
Lockheed Martin Corp.			127,412	13,823
Deere & Co.			80,885	12,005
FedEx Corp.			104,260	10,921
General Dynamics Corp.			122,601	10,356
Burlington
Northern Santa Fe Corp.			127,315	10,334
Union Pacific Corp.			91,371	10,330
Raytheon Co.			158,618	10,123
Illinois Tool Works, Inc.			168,860	10,071
Northrop Grumman Corp.			116,758	9,107
Tyco International			176,212	7,813
Norfolk Southern Corp.			140,915	7,315
Danaher Corp.			88,136	7,290
Precision Castparts Corp.			48,926	7,240
PACCAR, Inc.			84,140	7,173
Waste Management, Inc.			184,309	6,956
CSX Corp.			155,504	6,645
Ingersoll-Rand Co.			108,205	5,894
Textron, Inc.			88,788	5,524
Eaton Corp.			52,639	5,213
Parker Hannifin Corp.			41,316	4,620
L-3 Communications
Holdings, Inc.			44,521	4,547
Fluor Corp.			31,410	4,522
Cummins Inc.			35,250	4,508
Rockwell Collins, Inc.			59,809	4,368
* McDermott International, Inc.			79,600	4,305
ITT Industries, Inc.			62,082	4,217
Southwest Airlines Co.			280,114	4,146
Rockwell Automation, Inc.			53,343	3,708
Dover Corp.			72,742	3,706
Expeditors International
of Washington, Inc.			76,182	3,603
Pitney Bowes, Inc.			79,241	3,599
Cooper Industries,
Inc. Class A			66,438	3,394
* Foster Wheeler Ltd.			25,176	3,305
* Terex Corp.			36,800	3,276
Masco Corp.			140,978	3,266
* Jacobs
Engineering Group Inc.			42,540	3,215
C.H. Robinson Worldwide Inc.			58,067	3,152
Goodrich Corp.			42,325	2,888
R.R. Donnelley & Sons Co.			78,406	2,867
* KBR Inc.			60,400	2,342
W.W. Grainger, Inc.			25,543	2,329
American Standard Cos., Inc.			65,010	2,316
Republic Services,
Inc. Class A			69,262	2,266
The Dun & Bradstreet Corp.			21,626	2,133
Fastenal Co.			45,946	2,086
Roper Industries Inc.			31,622	2,071
Equifax, Inc.			52,803	2,013
Avery Dennison Corp.			34,999	1,996
The Manitowoc Co., Inc.			44,748	1,981
Joy Global Inc.			38,675	1,967
Manpower Inc.			30,336	1,952
* UAL Corp.			41,202	1,917
Cintas Corp.			51,447	1,909
* AMR Corp.			85,576	1,907
SPX Corp.			20,548	1,902
* Stericycle, Inc.			31,562	1,804
Harsco Corp.			29,846	1,769
Pall Corp.			44,100	1,715
Robert Half
International, Inc.			57,215	1,708
* Shaw Group, Inc.			28,906	1,679
* First Solar, Inc.			14,236	1,676
* AGCO Corp.			32,803	1,665
Ametek, Inc.			38,169	1,650
Oshkosh Truck Corp.			26,568	1,646
* Quanta Services, Inc.			60,372	1,597
Flowserve Corp.			20,640	1,572
* Allied Waste
Industries, Inc.			118,475	1,510
* Monster Worldwide Inc.			42,603	1,451
* Spirit
Aerosystems Holdings Inc.			35,410	1,379
* BE Aerospace, Inc.			32,842	1,364
* Alliant Techsystems, Inc.			11,920	1,303
* Thomas & Betts Corp.			21,532	1,263
* General Cable Corp.			18,652	1,252
Kennametal, Inc.			13,941	1,171
* Hertz Global Holdings Inc.			51,400	1,168
* Continental
Airlines, Inc. Class B			34,689	1,146
* Corrections Corp. of America			43,722	1,144
Electric Holdings, Inc.			14,700	1,141
Pentair, Inc.			33,760	1,120
* SunPower Corp. Class A			13,400	1,110
Donaldson Co., Inc.			26,077	1,089
Trinity Industries, Inc.			28,988	1,088
* Covanta Holding Corp.			44,353	1,087
Carlisle Co., Inc.			22,312	1,084
* ChoicePoint Inc.			28,564	1,083
Ryder System, Inc.			22,000	1,078
Hubbell Inc. Class B			18,749	1,071
The Timken Co.			28,795	1,070
* URS Corp.			18,821	1,062
IDEX Corp.			28,953	1,054
The Corporate
Executive Board Co.			13,945	1,035
Teleflex Inc.			13,239	1,032
*^ USG Corp.			26,700	1,003
Laidlaw International Inc.			28,356	999
Bucyrus International, Inc.			13,375	975
The Brink's Co.			17,256	964
J.B. Hunt
Transport Services, Inc.			36,240	953
* Washington Group
International, Inc.			10,700	940
Graco, Inc.			23,991	938
* Copart, Inc.			26,324	905
* Kansas City Southern			27,650	890
MSC Industrial
Direct Co., Inc. Class A			17,154	868
The Toro Co.			14,700	865
Landstar System, Inc.			20,375	855
Crane Co.			17,747	851
* United Rentals, Inc.			26,064	838
* Avis Budget Group, Inc.			36,593	838
* Kirby Corp.			18,400	812
DRS Technologies, Inc.			14,704	810
* Waste Connections, Inc.			24,850	789
Acuity Brands, Inc.			15,512	783
GATX Corp.			18,301	782
* US Airways Group Inc.			29,660	779
Con-way, Inc.			16,851	775
* FTI Consulting, Inc.			15,280	769
Curtiss-Wright Corp.			16,068	763
Belden Inc.			16,225	761
* Hexcel Corp.			33,500	761
* WESCO International, Inc.			17,450	749
Alexander & Baldwin, Inc.			14,579	731
* Gardner Denver Inc.			18,692	729
* Ceradyne, Inc.			9,446	715
* EMCOR Group, Inc.			22,600	709
Lennox International Inc.			20,905	707
* Owens Corning Inc.			28,197	706
Granite Construction Co.			12,977	688
Woodward Governor Co.			11,000	686
* IHS Inc. Class A			12,097	683
Watson Wyatt & Co. Holdings			15,200	683
Deluxe Corp.			18,337	676
* GrafTech International Ltd.			37,098	662
Actuant Corp.			10,080	655
Brady Corp. Class A			18,112	650
Herman Miller, Inc.			23,187	629
* Teledyne Technologies, Inc.			11,711	625
Wabtec Corp.			16,614	622
* United Stationers, Inc.			10,819	601
* Genlyte Group, Inc.			9,268	596
CLARCOR Inc.			17,400	595
IKON Office Solutions, Inc.			46,280	595
Baldor Electric Co.			14,719	588
* Moog Inc.			13,325	586
HNI Corp.			15,935	574
UAP Holding Corp.			18,284	573
Macquarie
Infrastructure Co. LLC			14,800	571
Skywest, Inc.			22,300	561
Nordson Corp.			11,164	561
Valmont Industries, Inc.			6,557	556
* YRC Worldwide, Inc.			20,350	556
Regal-Beloit Corp.			11,300	541
Kaydon Corp.			10,388	540
* American
Commercial Lines Inc.			22,722	539
Mine Safety Appliances Co.			11,402	537
* Esterline
Technologies Corp.			9,400	536
* Geo Group Inc.			18,100	536
*^ JetBlue Airways Corp.			54,951	507
* PHH Corp.			19,247	506
Walter Industries, Inc.			18,615	501
UTI Worldwide, Inc.			21,700	499
Mueller Industries Inc.			13,729	496
* Orbital Sciences Corp.			22,300	496
Triumph Group, Inc.			6,006	491
Applied Industrial
Technology, Inc.			15,589	481
Genco Shipping
and Trading Ltd.			7,199	472
Briggs & Stratton Corp.			18,096	456
Eagle Bulk Shipping Inc.			17,633	454
^ Simpson Manufacturing Co.			13,700	436
* Perini Corp.			7,800	436
* Hub Group, Inc.			14,326	430
* Tetra Tech, Inc.			20,138	425
* Acco Brands Corp.			18,208	408
Watsco, Inc.			8,700	404
* Cenveo Inc.			18,501	400
* AAR Corp.			13,000	394
Resources Connection, Inc.			17,000	394
* Astec Industries, Inc.			6,778	389
Ameron International Corp.			3,600	381
* Genesee &
Wyoming Inc. Class A			13,175	380
* AirTran Holdings, Inc.			38,600	380
* ESCO Technologies Inc.			11,300	376
* Huron
Consulting Group Inc.			5,165	375
Barnes Group, Inc.			11,504	367
Knight Transportation, Inc.			20,965	361
Steelcase Inc.			20,026	360
* Labor Ready, Inc.			19,304	357
* The Advisory Board Co.			5,891	344
Werner Enterprises, Inc.			19,877	341
* Armstrong Worldwide
Industries, Inc.			8,356	339
Mueller
Water Products, Inc.			30,673	337
*^ Taser International Inc.			21,500	337
* TeleTech Holdings, Inc.			13,797	330
* Alaska Air Group, Inc.			14,278	330
Watts Water
Technologies, Inc.			10,711	329
Forward Air Corp.			10,853	323
Heartland Express, Inc.			22,518	322
Interface, Inc.			17,743	320
EDO Corp.			5,700	319
* Energy Conversion
Devices, Inc.			13,906	316
* NCI Building Systems, Inc.			7,200	311
Albany International Corp.			8,122	304
Quintana Maritime Ltd.			15,925	304
Apogee Enterprises, Inc.			11,700	303
ABM Industries Inc.			15,100	302
* TransDigm Group, Inc.			6,600	302
United Industrial Corp.			4,000	301
* CoStar Group, Inc.			5,617	300
* Dollar Thrifty
Automotive Group, Inc.			8,500	295
* American
Superconductor Corp.			14,208	291
* The Middleby Corp.			4,502	291
*^ Evergreen Solar, Inc.			31,600	282
Kaman Corp. Class A			8,151	282
* II-VI, Inc.			8,100	280
Administaff, Inc.			7,700	279
Arkansas Best Corp.			8,500	278
A.O. Smith Corp.			6,245	274
* EnPro Industries, Inc.			6,719	273
* Sequa Corp. Class A			1,630	270
Rollins, Inc.			10,100	270
Healthcare
Services Group, Inc.			13,242	268
G & K Services,
Inc. Class A			6,539	263
Viad Corp.			7,247	261
* Republic
Airways Holdings Inc.			12,314	261
Cascade Corp.			4,000	261
Comfort Systems USA, Inc.			18,300	260
* Williams Scotsman
International Inc.			9,329	259
* Consolidated
Graphics, Inc.			4,100	257
* RBC Bearings Inc.			6,677	256
* M&F Worldwide Corp.			5,100	256
* Mobile Mini, Inc.			10,500	254
Pacer International, Inc.			13,300	253
Tennant Co.			5,200	253
Cubic Corp.			6,000	253
* School Specialty, Inc.			7,299	253
* FuelCell Energy, Inc.			28,218	252
* Layne Christensen Co.			4,408	245
* Innerworkings, Inc.			14,129	243
Horizon Lines Inc.			7,900	241
* Heidrick & Struggles
International, Inc.			6,600	241
Franklin Electric, Inc.			5,800	238
* Old Dominion
Freight Line, Inc.			9,750	234
* Interline Brands, Inc.			10,104	232
Raven Industries, Inc.			5,700	228
McGrath RentCorp			6,800	226
Robbins & Myers, Inc.			3,900	223
* Chart Industries, Inc.			6,917	222
HEICO Corp.			4,500	222
Federal Signal Corp.			14,353	220
* Superior Essex Inc.			5,900	220
* Kenexa Corp.			7,073	218
* Amerco, Inc.			3,428	217
* Clean Harbors Inc.			4,875	217
* Atlas Air
Worldwide Holdings, Inc.			4,200	217
* Ladish Co., Inc.			3,900	216
Aircastle Ltd.			6,426	215
* Spherion Corp.			25,899	214
Titan International, Inc.			6,700	214
CIRCOR International, Inc.			4,600	209
* Korn/Ferry International			12,600	208
* Columbus McKinnon Corp.			8,237	205
Knoll, Inc.			11,400	202
* Goodman Global, Inc.			8,416	201
* Kforce Inc.			15,451	199
* Navigant Consulting, Inc.			15,678	198
NACCO Industries,
Inc. Class A			1,891	196
Lindsay Manufacturing Co.			4,350	190
* Kadant Inc.			6,710	188
* Furmanite Corp.			20,397	186
Bowne & Co., Inc.			11,100	185
*^ Fuel-Tech N.V.			8,300	183
* Accuride Corp.			15,122	183
* American Reprographics Co.			9,757	183
Gorman-Rupp Co.			5,362	178
* CRA International Inc.			3,678	177
* GenCorp, Inc.			14,700	176
AAON, Inc.			8,830	174
* DynCorp International
Inc. Class A			7,449	172
Encore Wire Corp.			6,850	172
Universal
Forest Products, Inc.			5,619	168
* CBIZ Inc.			20,923	166
American Science &
Engineering, Inc.			2,600	163
* H&E Equipment Services, Inc.			8,993	162
* Griffon Corp.			10,641	161
* GeoEye Inc.			6,168	159
Ampco-Pittsburgh Corp.			3,900	153
Freightcar America Inc.			4,015	153
Tredegar Corp.			8,855	153
* NuCo2, Inc.			5,900	152
Gibraltar Industries Inc.			8,200	152
* Gehl Co.			6,650	148
* Blount International, Inc.			12,937	147
*^ 3D Systems Corp.			6,204	147
*^ A.S.V., Inc.			10,410	146
Wabash National Corp.			12,850	145
Kelly Services, Inc. Class A			7,300	145
* Lamson & Sessions Co.			5,300	143
* Beacon Roofing Supply, Inc.			13,950	143
Ennis, Inc.			6,409	141
*^ Medis Technology Ltd.			10,700	139
Dynamic Materials Corp.			2,900	139
* Exponent, Inc.			5,516	138
* First Consulting Group, Inc.			13,295	137
The Greenbrier Cos., Inc.			5,100	136
* Insituform Technologies
Inc. Class A			8,800	134
* COMSYS IT Partners Inc.			7,856	132
* Cornell Cos., Inc.			5,600	132
* Hudson Highland Group, Inc.			10,230	130
* Learning Tree
International, Inc.			7,081	126
CDI Corp.			4,500	125
LSI Industries Inc.			6,007	123
* Power-One, Inc.			23,556	120
* Flow International Corp.			13,600	120
* EnerSys			6,680	119
*^ Capstone Turbine Corp.			98,776	119
* Pinnacle Airlines Corp.			7,373	118
* GP Strategies Corp.			10,600	118
* Builders FirstSource, Inc.			10,869	117
Electro Rent Corp.			8,350	117
* Park-Ohio Holdings Corp.			4,400	114
Angelica Corp.			5,700	112
* Volt Information
Sciences Inc.			6,300	111
* Perma-Fix Environmental
Services, Inc.			41,658	110
* Miller Industries, Inc.			6,446	110
Badger Meter, Inc.			3,400	109
* Innovative Solutions
and Support, Inc.			5,724	109
* Team, Inc.			3,936	108
*^ Microvision, Inc.			23,195	107
HEICO Corp. Class A			2,704	107
* Willis Lease Finance Corp.			7,189	107
American Woodmark Corp.			4,185	104
* Waste Services, Inc.			10,673	104
* Pike Electric Corp.			5,510	103
* Odyssey Marine
Exploration, Inc.			16,364	101
Alamo Group, Inc.			4,100	101
* Northwest Pipe Co.			2,550	96
* Powell Industries, Inc.			2,532	96
* Marten Transport, Ltd.			6,150	95
* ABX Air, Inc.			13,274	94
* Casella Waste Systems, Inc.			7,481	94
* TRC Cos., Inc.			8,800	93
Schawk, Inc.			4,100	93
* Lydall, Inc.			9,942	92
* L.B. Foster Co. Class A			2,100	91
Diamond Management and
Technology Consultants,Inc.			9,876	91
Vicor Corp.			7,479	91
* Rush Enterprises,
Inc. Class A			3,500	89
Met-Pro Corp.			5,450	88
TAL International Group, Inc.			3,490	87
* Celadon Group Inc.			7,425	87
* TurboChef Technologies, Inc.			6,600	87
* Argon ST, Inc.			4,395	87
Standex International Corp.			4,100	85
Quixote Corp.			4,266	84
Todd Shipyards Corp.			3,576	84
* Saia, Inc.			5,051	83
* Allegiant Travel Co.			2,751	83
* Herley Industries Inc.			5,565	83
^ Mueller Water
Products, Inc. Class A			6,601	82
* Altra Holdings Inc.			4,900	82
* Intersections Inc.			7,870	80
* WCA Waste Corp.			9,763	79
* Ionatron Inc.			22,681	78
* On Assignment, Inc.			8,300	78
* Commercial
Vehicle Group Inc.			6,012	77
* AZZ Inc.			2,200	77
Lawson Products, Inc.			2,138	74
* LECG Corp.			4,969	74
* Frontier Airlines
Holdings, Inc.			11,700	72
Hardinge, Inc.			2,000	70
* Midwest Air Group Inc.			4,200	69
* Magnatek, Inc.			14,300	69
* Active Power, Inc.			31,013	68
* Huttig Building
Products, Inc.			12,622	68
*^ Valence Technology Inc.			48,135	68
Houston Wire & Cable Co.			3,700	67
* Mac-Gray Corp.			5,200	67
* Plug Power, Inc.			21,588	67
* Dynamex Inc.			2,600	67
* P.A.M. Transportation
Services, Inc.			3,663	66
* Tecumseh
Products Co. Class A			3,423	66
The Standard Register Co.			5,176	66
Multi-Color Corp.			2,787	64
* MTC Technologies, Inc.			3,242	63
* Great Lakes Dredge & Dock Co.			7,081	62
American Ecology Corp.			2,900	61
Bluelinx Holdings Inc.			8,700	61
* PeopleSupport Inc.			5,100	61
* Virco Manufacturing Corp.			7,736	60
* ICT Group, Inc.			4,456	60
* Ultralife Batteries, Inc.			4,600	59
Applied Signal
Technology, Inc.			4,300	58
* Mesa Air Group Inc.			13,000	58
Sun Hydraulics Corp.			1,800	57
* Quality Distribution Inc.			6,326	56
* Ducommun, Inc.			1,700	55
* Michael Baker Corp.			1,000	49
American Railcar
Industries, Inc.			2,200	48
Twin Disc, Inc.			800	47
Insteel Industries, Inc.			3,000	46
Aceto Corp.			5,107	46
* Hawaiian Holdings, Inc.			10,000	44
Barrett Business
Services, Inc.			1,800	43
*^ Trex Co., Inc.			3,800	42
* U.S. Xpress
Enterprises, Inc.			2,100	41
* C & D Technologies, Inc.			8,100	40
* ExpressJet Holdings, Inc.			13,050	40
* USA Truck, Inc.			2,600	40
* SL Industries, Inc.			1,700	39
* Hurco Cos., Inc.			700	38
* Paragon Technologies, Inc.			5,095	37
* Axsys Technologies, Inc.			1,200	37
* Protection One, Inc.			2,624	35
* LMI Aerospace, Inc.			1,500	35
* Sterling Construction
Co., Inc.			1,500	35
* Covenant Transport, Inc.			4,806	32
Frozen Food Express
Industries, Inc.			4,700	32
* International Shipholding Corp.			1,442	30
* Raytheon Co. Warrants
Exp. 6/16/11			1,046	29
* La Barge, Inc.			2,400	29
CompX International Inc.			1,394	27
* MAIR Holdings, Inc.			4,441	26
* Milacron Inc.			3,657	26
* Integrated Electrical
Services, Inc.			1,000	26
L.S. Starrett Co. Class A			1,300	25
* TBS International Ltd.			600	25
Xerium Technologies Inc.			4,500	24
Waste Industries USA, Inc.			800	23
* PRG-Schultz
International, Inc.			1,681	23
* APAC Teleservices, Inc.			8,134	20
* Nashua Corp.			1,786	20
* K-Tron International, Inc			200	19
* Spherix Inc.			11,116	19
* Rush Enterprises,
Inc. Class B			766	18
* Distributed Energy
Systems Corp.			21,500	18
Sypris Solutions, Inc.			2,100	18
* Sirva Inc.			25,800	18
* Tecumseh
Products Co. Class B			1,000	17
* Arotech Corp.			4,507	16
Omega Flex Inc.			810	14
* Innotrac Corp.			5,748	13
* Universal Truckload
Services, Inc.			600	13
* Arrowhead Research Corp			2,300	12
* Flanders Corp.			1,900	9
* The Allied
Defense Group, Inc.			1,100	9
* Catalytica
Energy Systems, Inc.			6,204	8
* First Advantage
Corp. Class A			317	6
* Modtech Holdings, Inc.			2,900	5
AMREP Corp.			200	5
* Millennium Cell Inc.			8,288	5
* Aerosonic Corp.			730	4
* Standard Parking Corp.			100	4
* UQM Technologies, Inc.			600	2
* TRM Corp.			2,200	2
Preformed
Line Products Co.			23	1
* Electro Energy, Inc.			600	-
* DT Industries, Inc.			7,000	-
* BMC Industries, Inc.			29,237	-

				712,252

Information Technology (9.9%)
Microsoft Corp.			3,067,054	90,355
* Cisco Systems, Inc.			2,162,735	71,608
International
Business Machines Corp.			528,859	62,300
Intel Corp.			2,069,707	53,523
* Apple Computer, Inc.			308,170	47,316
* Google Inc.			82,455	46,774
Hewlett-Packard Co.			932,793	46,444
* Oracle Corp.			1,464,993	31,717
QUALCOMM Inc.			593,788	25,093
* Dell Inc.			768,728	21,217
Texas Instruments, Inc.			510,660	18,685
* EMC Corp.			747,505	15,548
Motorola, Inc.			824,425	15,277
* eBay Inc.			388,623	15,164
Corning, Inc.			560,288	13,811
* Yahoo! Inc.			432,433	11,607
Applied Materials, Inc.			494,441	10,235
* Adobe Systems, Inc.			209,606	9,151
Automatic
Data Processing, Inc.			197,094	9,053
Accenture Ltd.			211,466	8,512
* Sun Microsystems, Inc.			1,279,985	7,181
* Juniper Networks, Inc.			191,714	7,019
* NVIDIA Corp.			184,327	6,680
Tyco Electronics Ltd.			175,912	6,233
* Symantec Corp.			320,917	6,219
* Electronic Arts Inc.			111,045	6,217
* Broadcom Corp.			168,118	6,126
* Xerox Corp.			336,616	5,837
Western Union Co.			275,244	5,772
* Agilent Technologies, Inc.			144,302	5,322
Paychex, Inc.			122,534	5,024
Seagate Technology			194,654	4,979
* MEMC Electronic
Materials, Inc.			79,982	4,708
* SanDisk Corp.			81,358	4,483
Analog Devices, Inc.			117,791	4,259
* Autodesk, Inc.			81,917	4,093
* Cognizant Technology
Solutions Corp.			51,254	4,089
Electronic
Data Systems Corp.			183,463	4,007
CA, Inc.			151,023	3,884
KLA-Tencor Corp.			68,237	3,806
* Network Appliance, Inc.			133,083	3,581
MasterCard, Inc. Class A			24,200	3,581
* Intuit, Inc.			115,560	3,501
* Computer Sciences Corp.			61,733	3,451
Maxim Integrated
Products, Inc.			114,444	3,359
* NCR Corp.			64,171	3,196
Linear Technology Corp.			90,384	3,163
National
Semiconductor Corp.			113,615	3,081
Altera Corp.			127,060	3,060
Fidelity National Information
Services, Inc.			68,654	3,046
* Micron Technology, Inc.			268,947	2,985
* Fiserv, Inc.			57,874	2,943
* VeriSign, Inc.			86,513	2,919
* Marvell
Technology Group Ltd.			177,300	2,902
Microchip
Technology, Inc.			77,857	2,828
Xilinx, Inc.			106,023	2,771
Harris Corp.			47,890	2,768
* Avaya Inc.			160,969	2,730
* NAVTEQ Corp.			34,830	2,716
* Citrix Systems, Inc.			64,660	2,607
* Advanced Micro
Devices, Inc.			195,733	2,584
* LAM Research Corp.			48,051	2,559
Amphenol Corp.			64,068	2,547
* Flextronics
International Ltd.			203,742	2,278
* BMC Software, Inc.			72,451	2,263
* Cadence Design Systems, Inc.			100,033	2,220
* Activision, Inc.			101,256	2,186
* Alliance Data Systems Corp.			28,071	2,174
* Avnet, Inc.			53,476	2,132
* Iron Mountain, Inc.			67,559	2,059
* LSI Corp.			274,712	2,038
* Western Digital Corp.			79,285	2,007
* McAfee Inc.			57,142	1,993
* CDW Corp.			22,706	1,980
* BEA Systems, Inc.			140,608	1,950
* Arrow Electronics, Inc.			44,447	1,890
* Ceridian Corp.			51,099	1,775
* salesforce.com, inc.			33,200	1,704
* Trimble Navigation Ltd.			42,738	1,676
* Affiliated Computer
Services, Inc. Class A			33,137	1,665
Intersil Corp.			49,078	1,641
* DST Systems, Inc.			18,857	1,618
* Akamai Technologies, Inc.			55,837	1,604
* Cypress Semiconductor Corp.			53,903	1,575
* Varian Semiconductor
Equipment Associates, Inc.			29,365	1,572
Jabil Circuit, Inc.			67,866	1,550
* Lexmark International, Inc.			34,925	1,450
* Mettler-Toledo
International Inc.			13,937	1,422
* Tellabs, Inc.			149,069	1,419
* Synopsys, Inc.			51,996	1,408
Molex, Inc.			48,516	1,307
* ON Semiconductor Corp.			103,953	1,306
* Red Hat, Inc.			65,127	1,294
Global Payments Inc.			28,998	1,282
* Solectron Corp.			322,738	1,259
* CheckFree Corp.			26,844	1,249
* FLIR Systems, Inc.			22,300	1,235
* Novellus Systems, Inc.			45,072	1,229
* Brocade Communications
Systems, Inc.			142,311	1,218
* Hewitt Associates, Inc.			34,404	1,206
* Ciena Corp.			30,694	1,169
* F5 Networks, Inc.			29,766	1,107
* CommScope, Inc.			21,896	1,100
FactSet Research Systems Inc.			16,039	1,099
* JDS Uniphase Corp.			73,333	1,097
* Integrated
Device Technology Inc.			70,716	1,095
* Ingram Micro, Inc. Class A			54,862	1,076
Diebold, Inc.			23,652	1,074
* Anixter International Inc.			12,342	1,018
* Equinix, Inc.			11,372	1,009
* Itron, Inc.			10,700	996
* ANSYS, Inc.			27,900	953
* Novell, Inc.			123,587	944
* MICROS Systems, Inc.			14,500	944
Broadridge
Financial Solutions LLC			49,748	943
* Teradyne, Inc.			68,019	939
*^ Cree, Inc.			30,066	935
* Compuware Corp.			115,815	929
* Zebra Technologies
Corp. Class A			25,406	927
* Nuance Communications, Inc.			47,183	911
* SINA.com			18,718	896
* Foundry Networks, Inc.			50,271	893
* Polycom, Inc.			32,739	879
* Convergys Corp.			50,069	869
* International Rectifier Corp.			26,129	862
* Unisys Corp.			124,806	826
Tektronix, Inc.			29,571	820
* ADC Telecommunications, Inc.			41,825	820
* Atmel Corp.			158,947	820
* Fairchild Semiconductor
International, Inc.			43,786	818
* Andrew Corp.			58,059	804
* ValueClick, Inc.			35,790	804
* Vishay Intertechnology, Inc.			61,663	803
* VeriFone Holdings, Inc.			17,856	792
* Tech Data Corp.			19,659	789
Fair Isaac, Inc.			21,747	785
* QLogic Corp.			57,360	771
Jack Henry & Associates Inc.			29,596	765
National Instruments Corp.			22,028	756
* Sybase, Inc.			32,418	750
* Silicon Laboratories Inc.			17,892	747
* Microsemi Corp.			26,204	731
* FormFactor Inc.			16,300	723
* 3Com Corp.			145,815	720
* Parametric Technology Corp.			40,768	710
MoneyGram International, Inc.			30,790	696
* Digital River, Inc.			14,708	658
* Tessera Technologies, Inc.			17,281	648
* PMC Sierra Inc.			77,000	646
* Benchmark Electronics, Inc.			25,615	611
* Atheros Communications, Inc.			20,055	601
* Dolby Laboratories Inc.			17,256	601
* Gartner, Inc. Class A			24,503	599
* THQ Inc.			23,882	597
* Emulex Corp.			30,659	588
* j2 Global Communications, Inc.			17,908	586
* Semtech Corp.			28,193	577
* SAIC, Inc.			30,019	576
* TIBCO Software Inc.			77,384	572
* Rambus Inc.			29,853	570
* Sonus Networks, Inc.			92,923	567
* Perot Systems Corp.			33,300	563
* CACI International, Inc.			10,900	557
* VistaPrint Ltd.			14,849	555
* Electronics for Imaging, Inc.			20,560	552
* Palm, Inc.			33,302	542
* Wright Express Corp.			14,574	532
Acxiom Corp.			26,767	530
ADTRAN Inc.			22,941	528
* Cymer, Inc.			13,541	520
* RF Micro Devices, Inc.			76,838	517
* Skyworks Solutions, Inc.			56,482	511
* Lawson Software, Inc.			49,901	500
* Informatica Corp.			31,662	497
Plantronics, Inc.			17,397	497
* Sigma Designs, Inc.			10,200	492
*^ Take-Two Interactive
Software, Inc.			28,800	492
* Concur Technologies, Inc.			15,300	482
* Avocent Corp.			16,425	478
* Amkor Technology, Inc.			41,261	475
* Arris Group Inc.			38,400	474
* Macrovision Corp.			19,100	470
* Intermec, Inc.			17,924	468
* Mentor Graphics Corp.			30,755	464
* Progress Software Corp.			15,200	461
* Dycom Industries, Inc.			14,590	447
* Insight Enterprises, Inc.			16,998	439
* EarthLink, Inc.			54,853	434
* VASCO Data Security
International, Inc.			12,300	434
* Blue Coat Systems, Inc.			5,467	431
* Plexus Corp.			15,704	430
* SRA International, Inc.			15,300	430
* OmniVision
Technologies, Inc.			18,600	423
* Checkpoint Systems, Inc.			15,900	420
* Advent Software, Inc.			8,919	419
* ANADIGICS, Inc.			23,076	417
* L-1
Identity Solutions Inc.			21,886	413
* ATMI, Inc.			13,816	411
* MPS Group, Inc.			36,651	409
* InterDigital, Inc.			19,445	404
* FEI Co.			12,800	402
* SiRF Technology
Holdings, Inc.			18,766	401
* CNET Networks, Inc.			53,777	401
* Quest Software, Inc.			23,322	400
* Wind River Systems Inc.			33,914	399
* Sanmina-SCI Corp.			188,122	399
* Cabot
Microelectronics Corp.			9,307	398
* Avid Technology, Inc.			14,606	396
Total System Services, Inc.			14,223	395
* Omniture, Inc.			12,647	383
* Aspen Technologies, Inc.			26,394	378
* Euronet Worldwide, Inc.			12,400	369
Technitrol, Inc.			13,469	363
* Brooks Automation, Inc.			25,238	359
* DealerTrack Holdings Inc.			8,526	357
* Comtech
Telecommunications Corp.			6,650	356
Daktronics, Inc.			12,918	352
* Rofin-Sinar
Technologies Inc.			4,964	349
* CSG Systems
International, Inc.			16,349	347
* Entegris Inc.			39,992	347
* Synaptics Inc.			7,227	345
* RealNetworks, Inc.			50,579	343
* Coherent, Inc.			10,599	340
* Blackboard Inc.			7,398	339
* Net 1 UEPS
Technologies, Inc.			12,410	337
* Applied Micro Circuits Corp.			105,961	335
* Websense, Inc.			16,800	331
Blackbaud, Inc.			13,081	330
United Online, Inc.			21,849	328
*^ Echelon Corp.			13,100	328
* Sohu.com Inc.			8,546	322
AVX Corp.			19,814	319
* Zoran Corp.			15,622	316
* MicroStrategy Inc.			3,901	310
* NETGEAR, Inc.			10,100	307
* Sirenza Microdevices, Inc.			17,749	307
Imation Corp.			12,478	306
* Harris Stratex
Networks, Inc. Class A			17,167	300
* ACI Worldwide, Inc.			13,200	295
* Trident Microsystems, Inc.			18,500	294
* TriQuint Semiconductor, Inc.			59,389	292
* FARO Technologies, Inc.			6,600	291
* CMGI Inc.			214,043	291
* Diodes Inc.			9,000	289
* MKS Instruments, Inc.			14,953	284
* Riverbed Technology, Inc.			6,952	281
* ScanSource, Inc.			9,900	278
* BearingPoint, Inc.			68,198	276
* Internap
Network Services Corp.			19,392	275
MAXIMUS, Inc.			6,300	275
* Finisar Corp.			97,855	274
InfoSpace, Inc.			15,348	270
Syntel, Inc.			6,465	269
* Sycamore Networks, Inc.			65,818	268
* Standard Microsystem Corp.			6,900	265
* Powerwave Technologies, Inc.			42,992	265
* Littelfuse, Inc.			7,400	264
MTS Systems Corp.			6,320	263
* MSC Software Corp.			19,190	261
Cognex Corp.			14,692	261
Black Box Corp.			6,100	261
* Brightpoint, Inc.			17,303	260
* Ariba, Inc.			23,984	259
Micrel, Inc.			23,435	253
* Rogers Corp.			6,100	251
Quality Systems, Inc.			6,800	249
* Spansion Inc. Class A			29,401	248
* Manhattan Associates, Inc.			9,000	247
* JDA Software Group, Inc.			11,827	244
* Tekelec			19,711	239
* Harmonic, Inc.			22,388	238
* Electro Scientific
Industries, Inc.			9,900	237
* ViaSat, Inc.			7,675	237
* Sapient Corp.			35,013	235
* The Ultimate
Software Group, Inc.			6,510	227
* Novatel Wireless, Inc.			10,027	227
* KEMET Corp.			30,863	227
* Conexant Systems, Inc.			187,870	225
* Newport Corp.			14,660	223
* Stratasys, Inc.			8,000	220
* Vignette Corp.			10,969	220
* Cogent Inc.			13,800	216
Park Electrochemical Corp.			6,432	216
* Immersion Corp.			13,159	216
* SonicWALL, Inc.			24,556	214
* SPSS, Inc.			5,160	212
* Chordiant Software, Inc.			15,280	212
* Hutchinson Technology, Inc.			8,600	212
* Ansoft Corp.			6,392	211
* Epicor Software Corp.			15,082	208
* ManTech International Corp.			5,700	205
* Interwoven Inc.			14,347	204
* SAVVIS, Inc.			5,114	198
* Mastec Inc.			13,875	195
* Synchronoss
Technologies, Inc.			4,600	193
Cohu, Inc.			10,313	193
* Silicon Image, Inc.			37,171	191
* MRV Communications Inc.			76,360	189
* Lattice Semiconductor Corp.			41,553	187
* iBasis, Inc.			17,200	185
* Quantum Corp.			53,600	182
* CyberSource Corp.			15,500	181
Methode Electronics,
Inc. Class A			11,849	178
* Cirrus Logic, Inc.			27,861	178
* Veeco Instruments, Inc.			9,100	176
* Art Technology Group, Inc.			58,274	176
* FalconStor Software, Inc.			14,358	173
Openwave Systems Inc.			39,175	172
* Perficient, Inc.			7,822	171
* Gateway, Inc.			90,622	170
* Iomega Corp.			32,080	168
* Axcelis Technologies, Inc.			32,683	167
* AMIS Holdings Inc.			16,885	164
* Advanced Energy
Industries, Inc.			10,800	163
* Commvault Systems, Inc.			8,700	161
* Universal Display Corp.			9,000	159
*^ UTStarcom, Inc.			43,256	158
* Online Resources Corp.			12,507	158
Avici Systems Inc.			14,790	158
* TTM Technologies, Inc.			13,600	157
* Ciber, Inc.			20,126	157
* The Knot, Inc.			7,381	157
* Hittite Microwave Corp.			3,506	155
* Comtech Group Inc.			8,500	155
* Tyler Technologies, Inc.			11,500	154
CTS Corp.			11,900	154
* Authorize.Net
Holdings Inc.			8,700	153
Bel Fuse, Inc. Class A			4,000	153
* Photronics, Inc.			13,300	152
* LoJack Corp.			7,969	151
Agilysys, Inc.			8,900	150
* Exar Corp.			11,471	150
* Magma Design
Automation, Inc.			10,600	149
* Packeteer, Inc.			19,614	149
* SupportSoft, Inc.			25,468	149
infoUSA Inc.			15,984	148
* Netlogic
Microsystems Inc.			4,100	148
* LivePerson, Inc.			24,000	148
* Safeguard
Scientifics, Inc.			64,518	148
* Adaptec, Inc.			38,526	147
* Silicon Storage
Technology, Inc.			45,535	147
* C-COR Inc.			12,700	146
* DSP Group Inc.			9,200	146
* Bankrate, Inc.			3,137	145
* Extreme Networks, Inc.			37,190	143
* Kulicke & Soffa
Industries, Inc.			16,834	143
* EPIQ Systems, Inc.			7,453	140
* OSI Systems Inc.			6,208	140
* Loral Space
and Communications Ltd.			3,500	139
* Sykes Enterprises, Inc.			8,367	139
* Supertex, Inc.			3,456	138
* Microtune, Inc.			22,524	136
* Bookham, Inc.			49,100	136
* iGATE Corp.			15,693	134
* Double-Take Software Inc.			7,000	134
* Monolithic Power Systems			5,215	132
* Mattson Technology, Inc.			15,302	132
^ Heartland
Payment Systems, Inc.			5,136	132
* Global Cash Access, Inc.			12,450	132
TheStreet.com, Inc.			10,767	130
* Internet
Capital Group Inc.			10,834	130
* SYNNEX Corp.			6,300	130
* Smart Modular
Technologies Inc.			17,758	127
* S1 Corp.			14,023	127
* Neon Communications
Group Inc.			25,700	126
* Radiant Systems, Inc.			7,950	126
* Gerber Scientific, Inc.			11,400	124
* Globecomm Systems, Inc.			9,266	123
* Smith Micro
Software, Inc.			7,600	122
* Actuate Software Corp.			18,700	121
* Rackable Systems Inc.			8,900	115
* DTS Inc.			3,800	115
* Forrester Research, Inc.			4,884	115
* Avanex Corp.			70,062	115
* Measurement
Specialties, Inc.			4,100	114
* Intervoice, Inc.			12,136	114
* Secure Computing Corp.			11,700	114
* Zhone Technologies			95,385	114
* Interactive
Intelligence Inc.			5,961	113
TNS Inc.			7,000	112
* EMCORE Corp.			11,577	111
* TranSwitch Corp.			79,293	111
* PLX Technology, Inc.			10,209	110
* Mercury
Computer Systems, Inc.			10,700	110
*^ Mindspeed
Technologies, Inc.			66,245	110
* MIPS Technologies, Inc.			13,746	109
* Orbcomm, Inc.			14,153	107
* Borland Software Corp.			23,640	103
* RadiSys Corp.			8,178	102
* Advanced Analogic
Technologies, Inc.			9,501	101
* Greenfield Online, Inc.			6,601	101
* Ultratech, Inc.			7,200	100
* Neoware Systems, Inc.			6,136	100
* SourceForge Inc.			40,269	99
* Acacia Research
- Acacia Technologies			6,700	98
* Zygo Corp.			7,521	98
* Kopin Corp.			25,500	97
* Westell Technologies, Inc.			41,100	97
* Pericom Semiconductor Corp.			8,250	97
* Nextwave Wireless Inc.			16,901	97
* Lionbridge
Technologies, Inc.			24,207	97
* Actel Corp.			9,000	96
Gevity HR, Inc.			9,400	96
* IXYS Corp.			9,093	95
* Anaren, Inc.			6,685	94
* Taleo Corp. Class A			3,700	94
* Rudolph Technologies, Inc.			6,792	94
* GSI Group, Inc.			8,280	94
* Ixia			10,649	93
Integral Systems, Inc.			4,298	92
* Excel Technology, Inc.			3,670	92
Marchex, Inc.			9,581	91
X-Rite Inc.			6,300	91
* eSPEED, Inc. Class A			10,601	90
* Digi International, Inc.			6,300	90
* Cray, Inc.			12,370	89
* PC-Tel, Inc.			11,702	89
* Oplink Communications, Inc.			6,483	89
*^ On2 Technologies, Inc.			76,000	88
* Autobytel Inc.			27,010	88
* Phoenix Technologies Ltd.			8,197	88
Molex, Inc. Class A			3,400	86
* SI International Inc.			3,000	86
* Genesis Microchip Inc.			10,930	86
* NetScout Systems, Inc.			7,800	85
* EMS Technologies, Inc.			3,431	84
* Hypercom Corp.			18,500	84
* Asyst Technologies, Inc.			15,618	83
* Keynote Systems Inc.			6,016	83
* Sonic Solutions, Inc.			7,700	81
* MoSys, Inc.			11,414	81
* WebMD Health Corp. Class A			1,526	80
* Airspan Networks Inc.			31,680	79
Startek, Inc.			7,800	79
* Credence Systems Corp.			25,200	78
* Symmetricom Inc.			16,350	77
* Digimarc Corp.			8,500	77
* Terremark Worldwide, Inc.			10,660	76
* Integrated
Silicon Solution, Inc.			12,000	76
* Bell Microproducts Inc.			12,100	75
* PC Connection, Inc.			6,014	75
* American Technology Corp.			19,570	74
* Network Equipment
Technologies, Inc.			5,100	74
* Nanometrics Inc.			8,204	74
NIC Inc.			10,500	73
* LoopNet, Inc.			3,537	73
* Rimage Corp.			3,200	72
* LTX Corp.			19,997	71
* Nu Horizons
Electronics Corp.			7,522	71
* Answerthink
Consulting Group, Inc.			21,503	71
*^ Research Frontiers, Inc.			4,700	70
* I.D. Systems, Inc.			5,700	70
* Isilon Systems Inc.			9,000	69
* Edgewater Technology, Inc.			7,915	69
*^ ParkerVision, Inc.			4,500	68
* OPNET Technologies, Inc.			5,859	68
* Ness Technologies Inc.			6,214	68
* Hughes Communications Inc.			1,293	67
* KVH Industries, Inc.			7,735	66
* Presstek, Inc.			10,531	66
* Dynamics Research Corp.			5,857	65
* Hi/fn, Inc.			7,967	65
* Tumbleweed
Communications Corp.			30,163	65
* TechTeam Global, Inc.			5,490	65
* ActivIdentity Corp.			12,400	64
* Ceva, Inc.			7,134	64
* OpenTV Corp.			42,912	64
* Captaris Inc.			12,000	63
* Saba Software, Inc.			12,878	63
* SeaChange
International, Inc.			8,782	61
* Ramtron
International Corp.			20,730	60
* Ditech Networks Inc.			11,300	60
* Intevac, Inc.			3,900	59
* DDi Corp.			8,913	59
* Bottomline
Technologies, Inc.			4,700	59
* White Electronic
Designs Corp.			11,200	58
* GTSI Corp.			5,149	58
* iPass Inc.			13,409	56
* Visual Sciences Inc.			3,900	56
* Telular Corp.			8,083	56
* WJ Communications, Inc.			43,166	56
* Merix Corp.			9,904	56
* QuickLogic Corp.			17,008	55
* Semitool, Inc.			5,649	55
* PDF Solutions, Inc.			5,467	54
Renaissance
Learning, Inc.			4,366	53
* Vocus, Inc.			1,800	53
* STEC Inc.			6,747	51
* Entrust, Inc.			23,824	51
* Web.com, Inc.			7,032	50
* Planar Systems, Inc.			7,423	50
Pegasystems Inc.			4,100	49
* Volterra
Semiconductor Corp.			3,900	48
* Lasercard Corp.			4,256	47
* Photon Dynamics, Inc.			5,200	47
* Dot Hill Systems Corp.			15,489	47
* Napster, Inc.			14,231	47
* Carrier Access Corp.			12,100	46
Keithley Instruments Inc.			4,303	46
* IPG Photonics Corp.			2,300	45
* SM&A Corp.			6,562	45
* DivX, Inc.			3,000	45
* Applied Digital
Solutions, Inc.			47,930	44
* Tollgrade
Communications, Inc.			4,300	44
* Ikanos Communications, Inc.			7,741	43
* Aware, Inc.			10,000	43
* Cherokee International Corp.			12,369	42
* EFJ, Inc.			7,200	42
*^ i2 Technologies, Inc.			2,700	41
* RightNow Technologies Inc.			2,500	40
Bel Fuse, Inc. Class B			1,156	40
* Entertainment Distribution
Company Inc.			30,231	39
* California
Micro Devices Corp.			8,731	38
QAD Inc.			4,420	38
^ Imergent, Inc.			1,700	38
* Jupitermedia Corp.			6,017	38
* Multi-Fineline
Electronix, Inc.			2,500	37
COMARCO, Inc.			6,400	37
* Virage Logic Corp.			4,700	35
*^ 8X8 Inc.			27,550	34
* Convera Corp.			8,758	34
* Concurrent Computer Corp.			26,200	34
* Mobility Electronics, Inc.			9,427	33
* Viewpoint Corp.			43,897	32
* Centillium
Communications, Inc.			18,720	31
* Ultra Clean Holdings, Inc.			2,100	31
* InFocus Corp.			18,000	31
* Calamp Corp.			8,700	30
* Sumtotal Systems Inc.			5,064	30
*^ Maxwell Technologies, Inc.			2,500	29
* PLATO Learning, Inc.			7,653	29
*^ Telkonet, Inc.			17,200	29
* Computer Task Group, Inc.			6,500	28
* Transmeta Corp.			4,734	28
* Mechanical Technology Inc.			23,454	27
* Miva Inc.			5,400	25
* Liquidity Services, Inc.			2,300	25
* Verigy Ltd.			1,000	25
* Radyne Comstream Inc.			2,300	24
* Moldflow Corp.			1,200	23
American Software,
Inc. Class A			2,500	23
* FSI International, Inc.			9,808	23
* Allen Organ
Co. escrow shares			1,400	23
* SigmaTel Inc.			8,700	23
* Endwave Corp.			2,100	22
Cass Information
Systems, Inc.			600	21
*^ Superconductor
Technologies Inc.			3,015	21
* Lantronix, Inc.			21,000	21
* LookSmart, Ltd.			6,700	19
* Rainmaker Systems, Inc.			2,180	19
* Spectrum Control, Inc.			1,300	19
* TransAct Technologies Inc.			3,076	19
* NMS Communications Corp.			14,700	18
* Selectica, Inc.			10,200	18
* Network Engines, Inc.			9,800	18
* Optical Communication
Products, Inc.			10,560	17
* Techwell, Inc.			1,600	17
* AuthentiDate Holding Corp.			14,539	17
* Management
Network Group Inc.			7,218	17
* ESS Technology, Inc.			12,000	16
* Applix, Inc.			900	16
* Digital Angel Corp.			12,100	16
* Pixelworks, Inc.			13,600	16
* Callidus Software Inc.			1,800	15
* Wave Systems
Corp. Class A			8,326	15
* Zix Corp.			7,900	15
* Atari, Inc.			5,872	15
* BSQUARE Corp.			2,425	15
* Performance
Technologies, Inc.			2,900	15
* AsiaInfo Holdings, Inc.			1,600	14
* SCM Microsystems, Inc.			4,700	14
* Leadis Technology Inc.			3,900	14
* Wireless
Telecom Group, Inc.			5,909	14
* Intraware, Inc.			2,307	13
* LeCroy Corp.			1,800	13
* Analysts
International Corp.			8,178	12
* GSE Systems, Inc.			1,726	12
* Catapult
Communications Corp.			1,521	12
* Interlink Electronics Inc.			6,840	11
* Datalink Corp.			2,405	11
* Staktek Holdings Inc.			2,721	9
* Qualstar Corp.			2,400	9
* Access Intergrated
Technologies Inc.			1,600	9
* Telecommunication
Systems, Inc.			2,200	9
* Eagle Test Systems, Inc.			600	8
* Overland Storage, Inc.			4,244	7
Printronix, Inc.			524	7
* WorldGate
Communications, Inc.			18,631	7
* Sunrise Telecom Inc.			3,485	7
* Cosine
Communications, Inc.			2,446	7
* Silicon Graphics Inc.			300	6
* Verso Technologies, Inc.			8,718	6
* Technology Solutions Co.			1,135	6
* Intelli-Check Inc.			1,297	5
* Evolving Systems, Inc.			2,955	5
* CallWave, Inc.			1,600	5
* FOCUS Enhancements, Inc.			4,400	4
* PlanetOut, Inc.			2,500	3
* Channell Commercial Corp.			800	3
* Kintera Inc.			1,700	3
* RAE Systems, Inc.			700	2
* Innovex, Inc.			1,800	2
* Optimal Group, Inc.			300	2
* ExlService Holdings Inc.			49	1
* Optium Corp.			100	1
* Media 100 Inc.			6,149	-

				979,728

Materials (2.3%)
Monsanto Co.			193,944	16,629
E.I. du Pont de Nemours & Co.			329,113	16,311
Dow Chemical Co.			340,446	14,660
Freeport-McMoRan
Copper & Gold, Inc. Class B			135,793	14,243
Alcoa Inc.			309,900	12,123
Praxair, Inc.			113,985	9,547
Air Products & Chemicals, Inc.			77,206	7,548
Newmont Mining
Corp. (Holding Co.)			160,909	7,197
Nucor Corp.			107,641	6,401
Weyerhaeuser Co.			76,992	5,567
International Paper Co.			147,394	5,287
United States Steel Corp.			42,289	4,480
PPG Industries, Inc.			58,605	4,428
Lyondell Chemical Co.			81,081	3,758
Allegheny Technologies Inc.			32,828	3,609
Ecolab, Inc.			66,879	3,157
Vulcan Materials Co.			34,001	3,031
* The Mosaic Co.			54,783	2,932
Rohm & Haas Co.			50,502	2,811
Sigma-Aldrich Corp.			47,132	2,297
* Owens-Illinois, Inc.			55,159	2,286
Martin Marietta
Materials, Inc.			15,174	2,026
Eastman Chemical Co.			29,934	1,997
Temple-Inland Inc.			37,824	1,991
Celanese Corp. Series A			50,693	1,976
MeadWestvaco Corp.			65,772	1,942
Ball Corp.			32,952	1,771
* AK Steel Holding Corp.			39,617	1,741
Lubrizol Corp.			24,743	1,610
* Domtar Corp.			186,104	1,526
Nalco Holding Co.			51,400	1,524
International Flavors
& Fragrances, Inc.			28,764	1,520
Sealed Air Corp.			57,692	1,475
Huntsman Corp.			55,265	1,464
Steel Dynamics, Inc.			31,322	1,463
Reliance
Steel & Aluminum Co.			24,640	1,393
FMC Corp.			26,418	1,374
* Pactiv Corp.			47,490	1,361
CF Industries
Holdings, Inc.			17,857	1,356
* Crown Holdings, Inc.			58,122	1,323
Airgas, Inc.			25,464	1,315
Cleveland-Cliffs Inc.			14,919	1,312
Commercial Metals Co.			40,800	1,291
Albemarle Corp.			29,090	1,286
Ashland, Inc.			20,147	1,213
Carpenter Technology Corp.			8,800	1,144
Cytec Industries, Inc.			16,436	1,124
^ Florida Rock
Industries, Inc.			17,855	1,116
Bemis Co., Inc.			37,710	1,098
* Smurfit-Stone
Container Corp.			92,040	1,075
* Terra Industries, Inc.			33,132	1,036
RPM International, Inc.			43,177	1,034
Sonoco Products Co.			34,018	1,027
* Titanium Metals Corp.			28,828	967
Valspar Corp.			35,076	954
AptarGroup Inc.			23,600	894
Packaging
Corp. of America			29,900	869
Hercules, Inc.			39,526	831
Cabot Corp.			23,012	818
Texas Industries, Inc.			9,800	769
Chemtura Corp.			85,658	762
Scotts Miracle-Gro Co.			16,764	717
* W.R. Grace & Co.			24,900	669
* RTI International
Metals, Inc.			8,139	645
Louisiana-Pacific Corp.			37,456	636
H.B. Fuller Co.			21,400	635
Eagle Materials, Inc.			17,524	626
Quanex Corp.			13,190	620
* Century Aluminum Co.			11,700	616
Schnitzer Steel
Industries, Inc. Class A			8,400	616
Worthington Industries, Inc.			25,550	602
Olin Corp.			26,758	599
* OM Group, Inc.			10,589	559
Greif Inc. Class A			8,600	522
Metal Management, Inc.			9,200	499
Sensient Technologies Corp.			16,412	474
Silgan Holdings, Inc.			8,654	465
Minerals Technologies, Inc.			6,800	456
* Brush
Engineered Materials Inc.			8,200	425
* Apex Silver Mines Ltd.			21,600	420
*^ Coeur d'Alene Mines Corp.			104,500	396
* Zoltek Cos., Inc.			8,834	385
* Hecla Mining Co.			41,000	367
Compass Minerals
International, Inc.			10,600	361
Rock-Tenn Co.			12,033	348
Arch Chemicals, Inc.			7,350	345
Kaiser Aluminum Corp.			4,228	298
Bowater Inc.			19,770	295
Ferro Corp.			14,676	293
Royal Gold, Inc.			8,739	286
AMCOL International Corp.			8,400	278
* PolyOne Corp.			35,700	267
Ryerson Tull, Inc.			7,691	259
* Rockwood Holdings, Inc.			7,179	257
* Headwaters Inc.			17,200	256
Penford Corp.			6,115	231
A. Schulman Inc.			11,300	223
* Flotek Industries, Inc.			5,000	221
* Stillwater Mining Co.			21,295	219
* Landec Corp.			13,700	212
Glatfelter			13,900	206
Neenah Paper Inc.			6,104	202
Innospec, Inc.			8,800	200
Deltic Timber Corp.			3,500	199
NewMarket Corp.			4,019	198
* Graphic Packaging Corp.			43,559	197
Spartech Corp.			11,300	193
Wausau Paper Corp.			17,126	191
*^ Calgon Carbon Corp.			13,600	190
Koppers Holdings, Inc.			4,400	170
A.M. Castle & Co.			5,173	169
Myers Industries, Inc.			8,461	168
* Buckeye Technology, Inc.			11,000	167
^ Georgia Gulf Corp.			10,717	149
* U.S. Gold Corp.			22,000	138
* Omnova Solutions Inc.			22,741	131
Westlake Chemical Corp.			5,042	128
Schweitzer-Mauduit
International, Inc.			5,050	118
Balchem Corp.			5,625	115
*^ Altair Nanotechnology			33,300	109
American Vanguard Corp.			5,466	107
* Webco Industries, Inc.			1,030	106
* Symyx Technologies, Inc.			11,558	100
Great Northern Iron Ore			831	99
Quaker Chemical Corp.			3,000	71
* Wheeling-Pittsburgh Corp.			3,567	69
Tronox Inc. Class B			7,483	68
* Material Sciences Corp.			6,300	67
* Nonophase Technologies Corp.			9,100	61
U.S. Energy Corp.			13,523	60
Chesapeake Corp. of Virginia			6,400	54
* Mercer International Inc.			5,282	50
NN, Inc.			5,080	50
* U.S. Concrete, Inc.			7,558	50
Stepan Co.			1,600	49
* Caraustar Industries, Inc.			10,300	46
* Universal Stainless
& Alloy Products, Inc.			1,000	40
NL Industries, Inc.			3,199	36
Olympic Steel, Inc.			1,300	35
* AEP Industries, Inc.			800	34
* Maxxam Inc.			1,125	32
Tronox Inc.			3,000	28
Wellman, Inc.			10,500	25
* Claymont Steel Holdings			1,100	22
* Constar International Inc.			3,846	18
* Rock of Ages Corp.			1,410	9
* ICO, Inc.			300	4
* Canyon Resources Corp.			9,500	4
* Atlantis Plastics,
Inc. Class A			1,735	3
* Vista Gold Corp.			400	2

				222,405

Telecommunications
Services (2.1%)
AT&T Inc.			2,196,230	92,922
Verizon Communications Inc.			1,034,048	45,788
Sprint Nextel Corp.			1,002,347	19,045
Alltel Corp.			123,044	8,574
* American Tower
Corp. Class A			149,845	6,524
* Qwest Communications
International Inc.			563,558	5,162
* NII Holdings Inc.			58,318	4,791
* Crown Castle
International Corp.			96,262	3,911
Embarq Corp.			53,865	2,995
* Level 3 Communications, Inc.			545,071	2,535
Windstream Corp.			170,119	2,402
CenturyTel, Inc.			38,085	1,760
Citizens Communications Co.			121,444	1,739
* Leap Wireless
International, Inc.			19,312	1,571
Telephone
& Data Systems, Inc.			19,467	1,299
* SBA Communications Corp.			33,500	1,182
Telephone & Data Systems,
Inc.- Special Common Shares			17,799	1,104
* Time Warner Telecom Inc.			43,829	963
* NeuStar, Inc. Class A			24,395	837
* Dobson Communications Corp.			53,701	687
* U.S. Cellular Corp.			5,999	589
* Cincinnati Bell Inc.			91,040	450
* Cogent Communications
Group, Inc.			16,560	387
* Premiere Global
Services, Inc.			28,609	362
FairPoint
Communications, Inc.			16,833	317
NTELOS Holdings Corp.			9,700	286
* Cbeyond Inc.			6,673	272
* General Communication, Inc.			20,746	252
Iowa Telecommunications
Services Inc.			11,971	238
Atlantic Tele-Network, Inc.			5,385	196
IDT Corp. Class B			22,800	191
Alaska Communications
Systems Holdings, Inc.			11,800	171
* Centennial Communications
Corp. Class A			15,934	161
* PAETEC Holding Corp			11,800	147
Golden Telecom, Inc.			1,743	140
USA Mobility, Inc.			8,100	137
iPCS, Inc.			3,900	134
* Rural Cellular
Corp. Class A			2,800	122
D&E Communications, Inc.			8,191	116
* Global Crossing Ltd.			5,500	116
Consolidated Communications
Holdings, Inc.			5,896	116
Surewest Communications			4,500	113
Hickory Tech Corp.			10,322	100
North
Pittsburgh Systems, Inc.			4,000	95
* Arbinet Holdings, Inc.			15,601	94
Shenandoah
Telecommunications Co.			4,140	90
* Syniverse Holdings Inc.			5,455	87
* Fibertower Corp.			19,942	77
* Covad Communications
Group, Inc.			81,487	55
* LCC International,
Inc. Class A			15,041	52
*^ Vonage Holdings Corp.			41,600	43
* Kratos Defense & Security			14,716	40
* InPhonic, Inc.			5,300	15
IDT Corp.			800	6
* Metro One
Telecommunications, Inc.			2,047	4
* Trinsic Inc.			1,091	-
* Pac-West Telecom, Inc.			6,006	-

				211,562

Utilities (2.2%)
Exelon Corp.			239,707	18,064
TXU Corp.			163,640	11,204
Southern Co.			267,902	9,719
Dominion Resources, Inc.			103,836	8,753
Duke Energy Corp.			448,701	8,386
FPL Group, Inc.			137,595	8,377
Public Service
Enterprise Group, Inc.			90,398	7,954
Entergy Corp.			70,251	7,607
FirstEnergy Corp.			108,622	6,880
American Electric
Power Co., Inc.			142,143	6,550
PPL Corp.			137,531	6,368
Edison International			110,317	6,117
PG&E Corp.			127,342	6,087
Constellation
Energy Group, Inc.			64,254	5,512
Sempra Energy			89,340	5,192
* AES Corp.			237,851	4,766
Consolidated Edison Inc.			96,450	4,466
Progress Energy, Inc.			87,355	4,093
Ameren Corp.			73,976	3,884
* Mirant Corp.			91,438	3,720
* NRG Energy, Inc.			82,928	3,507
Questar Corp.			61,448	3,228
Xcel Energy, Inc.			145,623	3,137
* Reliant Energy, Inc.			121,716	3,116
* Allegheny Energy, Inc.			59,179	3,093
DTE Energy Co.			63,241	3,063
Equitable Resources, Inc.			41,032	2,128
Wisconsin Energy Corp.			41,952	1,889
Pepco Holdings, Inc.			69,264	1,876
NiSource, Inc.			97,379	1,864
ONEOK, Inc.			37,594	1,782
CenterPoint Energy Inc.			108,614	1,741
* Dynegy, Inc.			175,402	1,621
MDU Resources Group, Inc.			58,171	1,619
Alliant Energy Corp.			41,263	1,581
Northeast Utilities			55,294	1,580
SCANA Corp.			39,824	1,543
Energy East Corp.			56,594	1,531
Energen Corp.			24,762	1,414
Pinnacle West Capital Corp.			35,782	1,414
Integrys Energy Group, Inc.			26,846	1,375
CMS Energy Corp.			80,076	1,347
NSTAR			38,598	1,344
National Fuel Gas Co.			28,143	1,317
Sierra Pacific Resources			79,314	1,248
TECO Energy, Inc.			75,493	1,240
Southern Union Co.			36,097	1,123
AGL Resources Inc.			28,129	1,114
OGE Energy Corp.			32,980	1,092
^ Aqua America, Inc.			47,799	1,084
DPL Inc.			40,826	1,072
Puget Energy, Inc.			41,431	1,014
UGI Corp. Holding Co.			38,300	995
Atmos Energy Corp.			31,836	902
Great Plains Energy, Inc.			30,662	883
Westar Energy, Inc.			31,684	778
Vectren Corp.			27,804	759
ITC Holdings Corp.			14,447	716
Piedmont Natural Gas, Inc.			27,500	690
Nicor Inc.			15,934	684
Hawaiian
Electric Industries Inc.			29,704	645
Portland
General Electric Co.			22,700	631
PNM Resources Inc.			27,003	629
WGL Holdings Inc.			17,924	607
Black Hills Corp.			13,515	554
* Aquila, Inc.			137,494	551
Cleco Corp.			21,516	544
IDACORP, Inc.			16,000	524
New Jersey Resources Corp.			10,000	496
Northwest Natural Gas Co.			9,850	450
Southwest Gas Corp.			15,427	436
ALLETE, Inc.			9,075	406
* El Paso Electric Co.			17,521	405
Avista Corp.			18,666	380
UniSource Energy Corp.			12,700	380
NorthWestern Corp.			12,583	342
South
Jersey Industries, Inc.			9,400	327
Otter Tail Corp.			8,468	302
American States Water Co.			7,357	287
Empire
District Electric Co.			12,700	287
CH Energy Group, Inc.			5,500	263
UIL Holdings Corp.			7,833	247
California
Water Service Group			5,913	228
MGE Energy, Inc.			6,700	224
The Laclede Group, Inc.			6,600	213
Ormat Technologies Inc.			4,100	190
^ SJW Corp.			5,500	188
EnergySouth, Inc.			2,784	140
Connecticut
Water Services, Inc.			5,947	138
Central Vermont
Public Service Corp.			3,330	122
*^ Cadiz Inc.			5,495	104
Southwest Water Co.			7,227	91
^ Consolidated
Water Co., Ltd.			2,669	80
Middlesex Water Co.			3,466	66
* Maine & Maritimes Corp.			2,100	59
* SEMCO Energy, Inc.			6,100	48
Chesapeake Utilities Corp.			1,000	34
The York Water Co.			1,496	25
Florida Public Util. Co.			1,050	12
RGC Resources, Inc.			99	3

				218,861

Total Common Stocks
(Cost $3,704,616)				6,001,520

			Face
		Maturity	Amount
	Coupon	Date	($000)

U.S. Government and
Agency Obligations (27.5%)

U.S. Government Securities (9.4%)
U.S. Treasury Bond	10.375%	11/15/12	4,000	4,028
U.S. Treasury Bond	3.625%	5/15/13	17,450	16,902
U.S. Treasury Bond	12.000%	8/15/13	9,000	9,586
U.S. Treasury Bond	13.250%	5/15/14	2,000	2,282
U.S. Treasury Bond	11.750%	11/15/14	2,000	2,312
U.S. Treasury Bond	4.000%	2/15/15	26,950	26,222
U.S. Treasury Bond	11.250%	2/15/15	6,375	9,078
U.S. Treasury Bond	10.625%	8/15/15	1,215	1,707
U.S. Treasury Bond	9.875%	11/15/15	4,875	6,646
U.S. Treasury Bond	7.250%	5/15/16	41,965	49,984
U.S. Treasury Bond	7.500%	11/15/16	9,850	11,968
U.S. Treasury Bond	8.750%	5/15/17	22,425	29,555
U.S. Treasury Bond	8.875%	8/15/17	14,575	19,428
U.S. Treasury Bond	9.000%	11/15/18	225	308
U.S. Treasury Bond	8.875%	2/15/19	200	272
U.S. Treasury Bond	8.125%	8/15/19	2,305	3,000
U.S. Treasury Bond	8.500%	2/15/20	6,025	8,094
U.S. Treasury Bond	8.750%	5/15/20	5,025	6,891
U.S. Treasury Bond	8.750%	8/15/20	25,825	35,501
U.S. Treasury Bond	8.125%	5/15/21	840	1,113
U.S. Treasury Bond	8.125%	8/15/21	16,600	22,044
U.S. Treasury Bond	8.000%	11/15/21	1,120	1,477
U.S. Treasury Bond	7.125%	2/15/23	1,000	1,241
U.S. Treasury Bond	6.250%	8/15/23	100	115
U.S. Treasury Bond	7.625%	2/15/25	34,000	44,774
U.S. Treasury Bond	6.875%	8/15/25	625	771
U.S. Treasury Bond	6.000%	2/15/26	200	226
U.S. Treasury Bond	6.750%	8/15/26	20,495	25,126
U.S. Treasury Bond	6.625%	2/15/27	4,220	5,126
U.S. Treasury Bond	6.375%	8/15/27	5,320	6,312
U.S. Treasury Bond	5.250%	11/15/28	75	79
U.S. Treasury Bond	5.250%	2/15/29	850	891
U.S. Treasury Bond	6.125%	8/15/29	2,445	2,852
U.S. Treasury Bond	6.250%	5/15/30	30	36
U.S. Treasury Bond	5.375%	2/15/31	28,325	30,321
U.S. Treasury Bond	4.500%	2/15/36	320	303
U.S. Treasury Bond	4.750%	2/15/37	175	173
U.S. Treasury Note	3.000%	11/15/07	1,775	1,773
U.S. Treasury Note	4.375%	12/31/07	2,950	2,953
U.S. Treasury Note	4.375%	1/31/08	5,155	5,161
U.S. Treasury Note	3.000%	2/15/08	8,700	8,665
U.S. Treasury Note	4.625%	3/31/08	7,925	7,944
U.S. Treasury Note	5.625%	5/15/08	7,785	7,853
U.S. Treasury Note	5.125%	6/30/08	2,125	2,140
U.S. Treasury Note	5.000%	7/31/08	5,700	5,738
U.S. Treasury Note	4.125%	8/15/08	10,225	10,223
U.S. Treasury Note	4.875%	8/31/08	10,725	10,792
U.S. Treasury Note	3.125%	9/15/08	950	942
U.S. Treasury Note	4.625%	9/30/08	1,994	2,004
U.S. Treasury Note	3.125%	10/15/08	3,600	3,567
U.S. Treasury Note	4.875%	10/31/08	8,600	8,673
U.S. Treasury Note	3.375%	11/15/08	2,875	2,855
U.S. Treasury Note	4.375%	11/15/08	600	602
U.S. Treasury Note	4.750%	12/31/08	1,825	1,841
U.S. Treasury Note	3.250%	1/15/09	950	942
U.S. Treasury Note	4.875%	1/31/09	2,280	2,305
U.S. Treasury Note	4.500%	2/15/09	1,445	1,454
U.S. Treasury Note	2.625%	3/15/09	400	392
U.S. Treasury Note	4.500%	3/31/09	16,825	16,948
U.S. Treasury Note	4.500%	4/30/09	11,425	11,518
U.S. Treasury Note	3.875%	5/15/09	27,187	27,145
U.S. Treasury Note	4.875%	5/15/09	20,425	20,715
U.S. Treasury Note	4.000%	6/15/09	2,170	2,171
U.S. Treasury Note	4.875%	6/30/09	13,900	14,106
U.S. Treasury Note	3.625%	7/15/09	37,955	37,730
U.S. Treasury Note	3.500%	8/15/09	16,950	16,804
U.S. Treasury Note	4.875%	8/15/09	1,425	1,447
U.S. Treasury Note	6.000%	8/15/09	25,035	25,939
U.S. Treasury Note	3.375%	10/15/09	3,385	3,345
U.S. Treasury Note	4.625%	11/15/09	5,475	5,545
U.S. Treasury Note	3.500%	2/15/10	2,550	2,520
U.S. Treasury Note	6.500%	2/15/10	10,985	11,600
U.S. Treasury Note	4.000%	3/15/10	3,750	3,751
U.S. Treasury Note	4.000%	4/15/10	725	725
U.S. Treasury Note	3.875%	5/15/10	28,500	28,407
U.S. Treasury Note	4.125%	8/15/10	2,550	2,558
U.S. Treasury Note	4.250%	10/15/10	985	991
U.S. Treasury Note	4.500%	11/15/10	195	198
U.S. Treasury Note	4.500%	2/28/11	200	203
U.S. Treasury Note	4.750%	3/31/11	21,975	22,456
U.S. Treasury Note	4.875%	4/30/11	12,250	12,566
U.S. Treasury Note	4.875%	5/31/11	8,225	8,440
U.S. Treasury Note	5.125%	6/30/11	10	10
U.S. Treasury Note	4.875%	7/31/11	12,875	13,213
U.S. Treasury Note	4.500%	9/30/11	48,455	49,083
U.S. Treasury Note	4.625%	10/31/11	10,050	10,224
U.S. Treasury Note	4.625%	12/31/11	1,175	1,195
U.S. Treasury Note	4.750%	1/31/12	2,100	2,148
U.S. Treasury Note	4.625%	2/29/12	17,900	18,213
U.S. Treasury Note	4.500%	3/31/12	2,350	2,378
U.S. Treasury Note	4.500%	4/30/12	30,275	30,639
U.S. Treasury Note	4.625%	7/31/12	3,475	3,534
U.S. Treasury Note	4.125%	8/31/12	25	25
U.S. Treasury Note	3.875%	2/15/13	220	216
U.S. Treasury Note	4.250%	8/15/13	550	549
U.S. Treasury Note	4.250%	11/15/13	10,450	10,421
U.S. Treasury Note	4.000%	2/15/14	2,355	2,311
U.S. Treasury Note	4.750%	5/15/14	1,025	1,048
U.S. Treasury Note	4.250%	8/15/14	18,700	18,560
U.S. Treasury Note	4.250%	11/15/14	1,575	1,560
U.S. Treasury Note	4.250%	8/15/15	1,475	1,454
U.S. Treasury Note	4.875%	8/15/16	70	72
U.S. Treasury Note	4.750%	8/15/17	6,900	6,993

				927,237

Agency Bonds and Notes (3.4%)
Agency for International
Development Egypt
(U.S. Government Guaranteed)	4.450%	9/15/15	1,400	1,361
1 Federal Farm Credit Bank	3.750%	1/15/09	1,275	1,264
1 Federal Farm Credit Bank	4.125%	4/15/09	700	696
1 Federal Farm Credit Bank	5.250%	8/3/09	1,000	1,013
1 Federal Farm Credit Bank	5.000%	10/23/09	1,000	1,014
1 Federal Farm Credit Bank	5.250%	9/13/10	500	512
1 Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,155
1 Federal Farm Credit Bank	4.500%	10/17/12	700	696
1 Federal Farm Credit Bank	5.125%	8/25/16	925	929
1 Federal Farm Credit Bank	4.875%	1/17/17	850	838
1 Federal Home Loan Bank	5.000%	2/20/09	7,500	7,550
1 Federal Home Loan Bank	4.750%	4/24/09	5,000	5,027
1 Federal Home Loan Bank	5.375%	7/17/09	975	992
1 Federal Home Loan Bank	5.250%	8/5/09	450	457
1 Federal Home Loan Bank	5.000%	9/18/09	2,000	2,023
1 Federal Home Loan Bank	4.500%	10/9/09	5,000	5,010
1 Federal Home Loan Bank	5.000%	12/11/09	425	429
1 Federal Home Loan Bank	3.875%	1/15/10	1,200	1,186
1 Federal Home Loan Bank	4.375%	3/17/10	2,000	2,000
1 Federal Home Loan Bank	4.875%	5/14/10	475	481
1 Federal Home Loan Bank	7.625%	5/14/10	8,800	9,475
1 Federal Home Loan Bank	5.375%	8/19/11	7,275	7,508
1 Federal Home Loan Bank	4.875%	11/18/11	1,650	1,663
1 Federal Home Loan Bank	5.750%	5/15/12	1,700	1,783
1 Federal Home Loan Bank	5.375%	6/14/13	250	258
1 Federal Home Loan Bank	5.125%	8/14/13	6,825	6,951
1 Federal Home Loan Bank	4.500%	9/16/13	5,050	5,001
1 Federal Home Loan Bank	5.500%	8/13/14	9,425	9,801
1 Federal Home Loan Bank	5.375%	5/18/16	2,500	2,576
1 Federal Home Loan Bank	5.625%	6/13/16	300	311
1 Federal Home Loan Bank	4.750%	12/16/16	6,275	6,179
1 Federal Home Loan Bank	4.875%	5/17/17	400	397
1 Federal Home Loan Bank	5.250%	12/11/20	1,000	1,006
1 Federal Home Loan Bank	5.625%	6/11/21	1,000	1,037
1 Federal Home Loan Bank	5.500%	7/15/36	250	258
1 Federal Home
Loan Mortgage Corp.	4.875%	2/17/09	5,000	5,030
1 Federal Home
Loan Mortgage Corp.	5.250%	5/21/09	26,000	26,342
1 Federal Home
Loan Mortgage Corp.	5.000%	6/11/09	8,775	8,850
1 Federal Home
Loan Mortgage Corp.	6.625%	9/15/09	8,150	8,487
1 Federal Home
Loan Mortgage Corp.	7.000%	3/15/10	4,000	4,239
1 Federal Home
Loan Mortgage Corp.	4.125%	7/12/10	10,025	9,959
1 Federal Home
Loan Mortgage Corp.	6.875%	9/15/10	865	924
1 Federal Home
Loan Mortgage Corp.	4.750%	1/18/11	700	707
1 Federal Home
Loan Mortgage Corp.	6.000%	6/15/11	2,750	2,894
1 Federal Home
Loan Mortgage Corp.	5.250%	7/18/11	1,000	1,028
1 Federal Home
Loan Mortgage Corp.	5.750%	1/15/12	9,000	9,398
1 Federal Home
Loan Mortgage Corp.	5.125%	7/15/12	10,400	10,623
1 Federal Home
Loan Mortgage Corp.	5.500%	8/20/12	5,000	5,190
1 Federal Home
Loan Mortgage Corp.	4.500%	1/15/13	5,650	5,605
1 Federal Home
Loan Mortgage Corp.	4.500%	7/15/13	1,400	1,385
1 Federal Home
Loan Mortgage Corp.	4.875%	11/15/13	3,450	3,480
1 Federal Home
Loan Mortgage Corp.	5.000%	7/15/14	6,550	6,644
1 Federal Home
Loan Mortgage Corp.	4.750%	1/19/16	1,000	989
1 Federal Home
Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,067
1 Federal Home
Loan Mortgage Corp.	5.000%	12/14/18	3,425	3,362
1 Federal Home
Loan Mortgage Corp.	6.750%	9/15/29	2,500	2,976
1 Federal Home
Loan Mortgage Corp.	6.750%	3/15/31	4,100	4,908
1 Federal Home
Loan Mortgage Corp.	4.500%	10/15/08	275	275
1 Federal Home
Loan Mortgage Corp.	3.375%	12/15/08	500	493
1 Federal Home
Loan Mortgage Corp.	5.250%	1/15/09	775	783
1 Federal Home
Loan Mortgage Corp.	4.875%	4/15/09	5,000	5,036
1 Federal Home
Loan Mortgage Corp.	7.250%	1/15/10	6,720	7,131
1 Federal Home
Loan Mortgage Corp.	3.875%	2/15/10	17,000	16,806
1 Federal Home
Loan Mortgage Corp.	7.125%	6/15/10	1,000	1,069
1 Federal Home
Loan Mortgage Corp.	6.625%	11/15/10	1,650	1,755
1 Federal Home
Loan Mortgage Corp.	6.250%	2/1/11	1,425	1,499
1 Federal Home
Loan Mortgage Corp.	5.125%	4/15/11	750	766
1 Federal Home
Loan Mortgage Corp.	6.000%	5/15/11	7,300	7,670
1 Federal Home
Loan Mortgage Corp.	5.000%	10/15/11	10,200	10,375
1 Federal Home
Loan Mortgage Corp.	6.125%	3/15/12	7,950	8,443
1 Federal Home
Loan Mortgage Corp.	4.875%	5/18/12	1,225	1,238
1 Federal Home
Loan Mortgage Corp.	4.375%	9/15/12	1,300	1,288
1 Federal Home
Loan Mortgage Corp.	4.750%	2/21/13	1,000	1,002
1 Federal Home
Loan Mortgage Corp.	4.375%	3/15/13	2,225	2,197
1 Federal Home
Loan Mortgage Corp.	4.625%	5/1/13	700	694
1 Federal Home
Loan Mortgage Corp.	4.625%	10/15/13	8,250	8,192
1 Federal Home
Loan Mortgage Corp.	5.125%	1/2/14	975	989
1 Federal Home
Loan Mortgage Corp.	4.125%	4/15/14	7,500	7,231
1 Federal Home
Loan Mortgage Corp.	4.625%	10/15/14	4,000	3,954
1 Federal Home
Loan Mortgage Corp.	4.375%	10/15/15	2,000	1,932
1 Federal Home
Loan Mortgage Corp.	5.250%	9/15/16	2,525	2,581
1 Federal Home
Loan Mortgage Corp.	4.875%	12/15/16	525	522
1 Federal Home
Loan Mortgage Corp.	5.000%	2/13/17	1,975	1,982
1 Federal Home
Loan Mortgage Corp.	7.125%	1/15/30	2,550	3,163
1 Federal Home
Loan Mortgage Corp.	7.250%	5/15/30	5,450	6,861
1 Federal Home
Loan Mortgage Corp.	6.625%	11/15/30	1,850	2,184
1 Federal Home
Loan Mortgage Corp.	5.625%	7/15/37	1,100	1,142
Private
Export Funding Corp.	7.200%	1/15/10	6,900	7,305
State of Israel (U.S.
Government Guaranteed)	5.500%	9/18/23	500	516
State of Israel (U.S.
Government Guaranteed)	5.500%	12/4/23	375	384
State of Israel (U.S.
Government Guaranteed)	5.500%	4/26/24	300	307
1 Tennessee Valley Auth.	5.375%	11/13/08	2,400	2,423
1 Tennessee Valley Auth.	7.125%	5/1/30	4,000	4,988
1 Tennessee Valley Auth.	5.375%	4/1/56	375	374

				342,474

Mortgage-Backed
Securities (14.7%)
Conventional Mortgage
-Backed Securities (13.4%)
1,2 Federal Home
Loan Mortgage Corp.	4.000%	3/1/08-2/1/21	19,259	18,407
1,2 Federal Home
Loan Mortgage Corp.	4.500%	1/1/08-10/1/35	46,988	45,216
1,2 Federal Home
Loan Mortgage Corp.	5.000%	12/1/07-5/1/37	142,878	137,644
1,2 Federal Home
Loan Mortgage Corp.	5.500%	1/1/09-10/1/37	179,309	176,094
1,2 Federal Home
Loan Mortgage Corp.	6.000%	7/1/08-10/1/37	109,200	109,620
1,2 Federal Home
Loan Mortgage Corp.	6.500%	2/1/08-10/1/36	20,387	20,848
1,2 Federal Home
Loan Mortgage Corp.	7.000%	11/1/07-8/1/36	6,663	6,894
1,2 Federal Home
Loan Mortgage Corp.	7.500%	12/1/07-1/1/32	856	897
1,2 Federal Home
Loan Mortgage Corp.	8.000%	12/1/07-10/1/31	776	821
1,2 Federal Home
Loan Mortgage Corp.	8.500%	12/1/16-5/1/30	101	107
1,2 Federal Home
Loan Mortgage Corp.	9.000%	10/1/21-4/1/30	72	77
1,2 Federal Home
Loan Mortgage Corp.	9.500%	4/1/16-4/1/25	27	28
1,2 Federal Home
Loan Mortgage Corp.	10.000%	3/1/17-4/1/25	14	17
1,2 Federal National
Mortgage Assn.	4.000%	9/1/10-6/1/19	7,752	7,422
1,2 Federal National
Mortgage Assn.	4.500%	7/1/11-10/1/35	60,965	58,370
1,2 Federal National
Mortgage Assn.	5.000%	9/1/09-3/1/37	178,072	171,419
1,2 Federal National
Mortgage Assn.	5.500%	11/1/08-8/1/37	224,373	220,690
1,2 Federal National
Mortgage Assn.	6.000%	10/1/08-10/1/37	137,286	137,781
1,2 Federal National
Mortgage Assn.	6.500%	8/1/08-10/1/37	59,731	60,982
1,2 Federal National
Mortgage Assn.	7.000%	1/1/08-10/1/37	14,561	15,062
1,2 Federal National
Mortgage Assn.	7.500%	12/1/07-12/1/32	1,775	1,855
1,2 Federal National
Mortgage Assn.	8.000%	1/1/08-11/1/30	270	287
1,2 Federal National
Mortgage Assn.	8.500%	11/1/09-9/1/30	174	185
1,2 Federal National
Mortgage Assn.	9.000%	10/1/16-8/1/26	51	54
1,2 Federal National
Mortgage Assn.	9.500%	5/1/16-2/1/25	13	13
1,2 Federal National
Mortgage Assn.	10.000%	1/1/-8/1/21	2	2
1,2 Federal National
Mortgage Assn.	10.500%	8/1/20	2	2
2 Government National
Mortgage Assn.	4.500%	8/15/18-7/15/35	3,439	3,272
2 Government National
Mortgage Assn.	5.000%	3/15/18-1//37	25,616	24,852
2 Government National
Mortgage Assn.	5.500%	3/15/15-7//37	46,580	45,961
2 Government National
Mortgage Assn.	6.000%	3/15/09-10/1/37	39,945	40,206
2 Government National
Mortgage Assn.	6.500%	1/15/09-8//37	14,034	14,368
2 Government National
Mortgage Assn.	7.000%	5/15/08-8/15/32	3,679	3,825
2 Government National
Mortgage Assn.	7.500%	5/15/08-3/15/32	1,003	1,048
2 Government National
Mortgage Assn.	8.000%	9/15/09-3/15/32	617	655
2 Government National
Mortgage Assn.	8.500%	3/15/17-7/15/30	81	90
2 Government National
Mortgage Assn.	9.000%	6/15/16-2/15/30	116	125
2 Government National
Mortgage Assn.	9.500%	9/15/18-1/15/25	27	29
2 Government National
Mortgage Assn.	10.000%	10/15/17-3/15/19	2	4
2 Government National
Mortgage Assn.	11.000%	12/15/15	1	1
Nonconventional Mortgage
-Backed Securities (1.3%)
1,2 Federal Home Loan
Mortgage Corp.	4.276%	4/1/36	3,386	3,368
1,2 Federal Home Loan
Mortgage Corp.	4.336%	11/1/33	391	390
1,2 Federal Home Loan
Mortgage Corp.	4.597%	11/1/34	1,486	1,468
1,2 Federal Home Loan
Mortgage Corp.	4.622%	4/1/35	1,834	1,828
1,2 Federal Home Loan
Mortgage Corp.	4.656%	7/1/35	1,323	1,301
1,2 Federal Home Loan
Mortgage Corp.	4.659%	12/1/35	2,146	2,139
1,2 Federal Home Loan
Mortgage Corp.	4.704%	12/1/34	391	390
1,2 Federal Home Loan
Mortgage Corp.	4.793%	7/1/35	2,852	2,824
1,2 Federal Home Loan
Mortgage Corp.	4.983%	5/1/35	1,771	1,758
1,2 Federal Home Loan
Mortgage Corp.	5.268%	3/1/36	1,904	1,903
1,2 Federal Home Loan
Mortgage Corp.	5.301%	3/1/37	1,366	1,368
1,2 Federal Home Loan
Mortgage Corp.	5.308%	12/1/36	556	558
1,2 Federal Home Loan
Mortgage Corp.	5.426%	3/1/37	1,420	1,423
1,2 Federal Home Loan
Mortgage Corp.	5.429%	1/1/37	878	882
1,2 Federal Home Loan
Mortgage Corp.	5.458%	4/1/37	2,202	2,208
1,2 Federal Home Loan
Mortgage Corp.	5.490%	2/1/36	1,544	1,544
1,2 Federal Home Loan
Mortgage Corp.	5.581%	5/1/36	2,542	2,576
1,2 Federal Home Loan
Mortgage Corp.	5.616%	4/1/37	1,647	1,659
1,2 Federal Home Loan
Mortgage Corp.	5.710%	12/1/36	2,480	2,506
1,2 Federal Home Loan
Mortgage Corp.	5.712%	3/1/37	3,293	3,326
1,2 Federal Home Loan
Mortgage Corp.	5.773%	5/1/36	753	762
1,2 Federal Home Loan
Mortgage Corp.	5.828%	6/1/37	2,518	2,531
1,2 Federal Home Loan
Mortgage Corp.	5.854%	4/1/37	1,765	1,778
1,2 Federal Home Loan
Mortgage Corp.	5.874%	5/1/37	2,470	2,468
1,2 Federal National
Mortgage Assn.	4.135%	5/1/34	563	553
1,2 Federal National
Mortgage Assn.	4.423%	8/1/35	3,195	3,157
1,2 Federal National
Mortgage Assn.	4.426%	4/1/36	2,693	2,697
1,2 Federal National
Mortgage Assn.	4.573%	1/1/35	1,154	1,148
1,2 Federal National
Mortgage Assn.	4.589%	11/1/34	1,948	1,907
1,2 Federal National
Mortgage Assn.	4.599%	12/1/34	1,480	1,464
1,2 Federal National
Mortgage Assn.	4.641%	11/1/33	378	374
1,2 Federal National
Mortgage Assn.	4.653%	9/1/34	834	822
1,2 Federal National
Mortgage Assn.	4.657%	8/1/35	4,356	4,301
1,2 Federal National
Mortgage Assn.	4.700%	10/1/34	910	902
1,2 Federal National
Mortgage Assn.	4.729%	9/1/35	1,048	1,037
1,2 Federal National
Mortgage Assn.	4.733%	8/1/35	978	971
1,2 Federal National
Mortgage Assn.	4.753%	9/1/34	425	425
1,2 Federal National
Mortgage Assn.	4.759%	6/1/34	693	692
1,2 Federal National
Mortgage Assn.	4.780%	4/1/36	3,251	3,269
1,2 Federal National
Mortgage Assn.	4.781%	10/1/34	1,565	1,560
1,2 Federal National
Mortgage Assn.	4.827%	4/1/37	2,230	2,233
1,2 Federal National
Mortgage Assn.	4.863%	12/1/35	2,387	2,375
1,2 Federal National
Mortgage Assn.	4.886%	7/1/35	1,366	1,358
1,2 Federal National
Mortgage Assn.	4.955%	7/1/35	548	551
1,2 Federal National
Mortgage Assn.	4.970%	10/1/35	1,660	1,666
1,2 Federal National
Mortgage Assn.	5.054%	11/1/35	2,091	2,081
1,2 Federal National
Mortgage Assn.	5.081%	12/1/35	2,487	2,476
1,2 Federal National
Mortgage Assn.	5.090%	2/1/36	629	628
1,2 Federal National
Mortgage Assn.	5.110%	1/1/36	1,586	1,590
1,2 Federal National
Mortgage Assn.	5.138%	12/1/35	3,180	3,182
1,2 Federal National
Mortgage Assn.	5.289%	3/1/37	1,261	1,266
1,2 Federal National
Mortgage Assn.	5.465%	2/1/36	1,932	1,936
1,2 Federal National
Mortgage Assn.	5.480%	5/1/37	1,152	1,161
1,2 Federal National
Mortgage Assn.	5.620%	7/1/36	333	337
1,2 Federal National
Mortgage Assn.	5.627%	1/1/37	1,577	1,594
1,2 Federal National
Mortgage Assn.	5.654%	3/1/37	1,595	1,616
1,2 Federal National
Mortgage Assn.	5.673%	6/1/36	1,198	1,206
1,2 Federal National
Mortgage Assn.	5.690%	3/1/37	4,543	4,598
1,2 Federal National
Mortgage Assn.	5.695%	2/1/37	1,630	1,651
1,2 Federal National
Mortgage Assn.	5.698%	2/1/37	3,269	3,311
1,2 Federal National
Mortgage Assn.	5.740%	3/1/37	4,083	4,135
1,2 Federal National
Mortgage Assn.	5.743%	12/1/36	4,690	4,751
1,2 Federal National
Mortgage Assn.	5.761%	4/1/36	1,660	1,676
1,2 Federal National
Mortgage Assn.	5.785%	4/1/37	555	560
1,2 Federal National
Mortgage Assn.	5.800%	4/1/37	1,959	1,962
1,2 Federal National
Mortgage Assn.	5.817%	1/1/36	504	506
1,2 Federal National
Mortgage Assn.	5.826%	6/1/37	1,964	1,990
1,2 Federal National
Mortgage Assn.	5.881%	9/1/36	1,319	1,345
1,2 Federal National
Mortgage Assn.	6.014%	11/1/36	3,165	3,208
1,2 Federal National
Mortgage Assn.	6.097%	6/1/36	429	435

				1,450,851

Total U.S. Government
and Agency Obligations
(Cost $2,714,344)				2,720,562

Corporate Bonds (10.1%)

Asset-Backed/Commercial
Mortgage-Backed
Securities (2.8%)
2, 3 American Express Credit
Account Master Trust	5.753%	1/18/11	745	744
2, 3 American Express Credit
Account Master Trust	5.862%	10/15/10	1,800	1,799
2, 3 American Express Credit
Account Master Trust	5.862%	9/15/10	12,800	12,797
4 BA Covered Bond Issuer	5.500%	6/14/12	4,000	4,096
2, 3 Bank One Issuance Trust	5.862%	12/15/10	13,000	12,996
2, 3 Bank One Issuance Trust	5.862%	6/15/11	765	765
2, 3 Bank One Issuance Trust	5.873%	6/15/10	8,000	8,001
2 Bear Stearns Commercial
Mortgage Securities, Inc.	5.610%	11/15/33	4,000	4,064
2 Bear Stearns Commercial
Mortgage Securities, Inc.	5.694%	6/11/50	4,000	3,991
2, 3 Capital One Multi-Asset
Execution Trust	5.852%	2/15/12	5,500	5,488
2, 3 Capital One Multi-Asset
Execution Trust	5.933%	9/15/11	5,000	5,001
2 Capital One Multi-Asset
Execution Trust	3.650%	7/15/11	2,000	1,971
2 Capital One Multi-Asset
Execution Trust	5.050%	12/17/18	3,500	3,401
2, 3 Chase Credit
Card Master Trust	5.873%	2/15/10	4,500	4,501
2, 3 Chase Credit
Card Master Trust	5.873%	1/17/11	5,500	5,498
2, 3 Chase Issuance Trust	5.762%	2/15/11	1,000	1,001
2, 3 Chase Issuance Trust	5.762%	12/15/10	27,700	27,677
2 Chase Issuance Trust	4.650%	12/17/12	3,300	3,278
2 Citibank Credit
Card Issuance Trust	2.900%	5/17/10	4,000	3,941
2 Citibank Credit
Card Issuance Trust	3.500%	8/16/10	2,000	1,971
2 Citibank Credit
Card Issuance Trust	5.875%	3/10/11	2,000	2,023
2, 4 Citicorp Lease
Pass-Through Trust	8.040%	12/15/19	1,700	1,974
2, 4 Citicorp Lease
Pass-Through Trust	6.746%	6/20/31	461	488
2 Countrywide Home Loans	4.050%	5/25/33	695	683
2 Credit Suisse First Boston
Mortgage Securities Corp.	5.100%	8/15/38	6,950	6,827
2 DaimlerChrysler Auto Trust	4.200%	7/8/10	600	594
2 DaimlerChrysler Auto Trust	5.330%	8/8/10	2,912	2,909
2, 3 DaimlerChrysler
Master Owner Trust	5.777%	12/15/10	705	701
2, 3 Discover Card
Master Trust I	5.762%	9/16/10	1,000	999
2, 3 Discover Card
Master Trust I	5.772%	5/15/11	2,000	1,996
2, 3 Discover Card
Master Trust I	5.783%	4/16/10	33,000	33,004
2, 3 Discover Card
Master Trust I	5.862%	5/15/11	450	450
2, 3 Discover Card
Master Trust I	5.883%	8/15/10	2,000	2,000
2 First Union National
Bank Commercial Mortgage Trust	6.223%	12/12/33	350	364
2, 3 Fleet Credit Card
Master Trust II	5.893%	4/15/10	4,000	4,001
2 Ford Credit
Auto Owner Trust	4.300%	8/15/09	899	895
2 GE Capital Credit
Card Master Note Trust	5.080%	9/15/12	5,300	5,323
2, 3 Gracechurch
Card Funding PLC	5.762%	6/15/10	3,000	2,997
2, 3 Gracechurch
Card Funding PLC	5.762%	9/15/10	17,000	16,965
2, 3 Gracechurch
Card Funding PLC	5.772%	11/16/09	15,000	14,999
2 Honda Auto
Receivables Owner Trust	2.910%	10/20/08	110	110
2 Honda Auto
Receivables Owner Trust	4.610%	8/17/09	2,097	2,090
2 Honda Auto
Receivables Owner Trust	5.300%	7/21/10	2,200	2,197
2 Honda Auto
Receivables Owner Trust	5.120%	10/15/10	3,500	3,490
2 JPMorgan Chase Commercial
Mortgage Securities	5.794%	2/12/51	1,000	1,004
2 LB-UBS Commercial
Mortgage Trust	5.197%	11/15/30	2,025	2,004
2, 3 MBNA Credit Card
Master Note Trust	5.510%	12/15/11	250	250
2, 3 MBNA Credit Card
Master Note Trust	5.753%	12/15/10	14,300	14,280
2, 3 MBNA Credit Card
Master Note Trust	5.883%	2/15/11	9,000	8,997
2 MBNA Credit Card
Master Note Trust	4.300%	2/15/11	4,550	4,514
2 MBNA Credit Card
Master Note Trust	7.000%	2/15/12	5,800	6,034
2 Merrill Lynch/Countrywide
Commercial Mortgage Trust	5.378%	1/12/17	1,225	1,210
2 Morgan Stanley Capital I	5.230%	9/15/42	1,050	1,040
2 Nissan Auto
Receivables Owner Trust	4.190%	7/15/09	3,234	3,216
2 PG&E Energy
Recovery Funding LLC	4.140%	9/25/12	825	810
2 PSE&G Transition
Funding LLC	6.890%	12/15/17	2,000	2,229
2 Salomon Brothers
Mortgage Securities VII	4.116%	9/25/33	1,930	1,905
2 USAA Auto Owner Trust	4.550%	2/16/10	2,387	2,377
2 USAA Auto Owner Trust	5.360%	2/15/11	1,800	1,801
2 Volkswagen Auto
Loan Enhanced Trust	4.800%	7/20/09	1,715	1,711
2 World Omni Auto
Receivables Trust	3.540%	11/14/11	581	580

				275,022

Finance (3.1%)
Banking (1.3%)
Abbey National PLC	7.950%	10/26/29	1,275	1,552
AmSouth Bank NA	5.200%	4/1/15	650	619
BB&T Corp.	6.500%	8/1/11	375	390
BB&T Corp.	4.750%	10/1/12	300	294
BB&T Corp.	5.200%	12/23/15	475	457
BB&T Corp.	5.625%	9/15/16	100	99
BB&T Corp.	5.250%	11/1/19	400	374
BB&T Corp.	6.750%	6/7/36	1,100	1,108
4 Banco Bilbao Vizcaya ARG	5.750%	7/20/17	1,950	2,023
Bank One Corp.	6.000%	2/17/09	1,000	1,013
Bank One Corp.	7.875%	8/1/10	375	401
Bank One Corp.	5.250%	1/30/13	925	912
Bank One Corp.	4.900%	4/30/15	475	445
Bank of America Corp.	4.500%	8/1/10	2,250	2,235
Bank of America Corp.	4.375%	12/1/10	1,750	1,725
Bank of America Corp.	6.250%	4/15/12	350	365
Bank of America Corp.	5.375%	6/15/14	250	248
Bank of America Corp.	5.125%	11/15/14	2,000	1,960
Bank of America Corp.	5.250%	12/1/15	725	707
Bank of America Corp.	5.750%	8/15/16	275	275
Bank of America Corp.	5.625%	10/14/16	1,875	1,878
Bank of America Corp.	5.300%	3/15/17	975	945
Bank of America Corp.	5.420%	3/15/17	1,200	1,161
Bank of America Corp.	6.100%	6/15/17	350	360
Bank of America Corp.	5.625%	3/8/35	350	309
Bank of America Corp.	6.000%	10/15/36	600	589
Bank of New York Co., Inc.	4.950%	1/14/11	500	494
Bank of New York Co., Inc.	4.950%	3/15/15	800	750
Bank of Tokyo-Mitsubishi	8.400%	4/15/10	500	534
2 Barclays Bank PLC	6.278%	12/29/49	350	305
Charter One Bank N.A.	5.500%	4/26/11	1,700	1,715
Citigroup, Inc.	3.625%	2/9/09	125	123
Citigroup, Inc.	4.250%	7/29/09	675	667
Citigroup, Inc.	4.625%	8/3/10	1,550	1,540
Citigroup, Inc.	6.500%	1/18/11	1,125	1,175
Citigroup, Inc.	5.100%	9/29/11	2,425	2,419
Citigroup, Inc.	6.000%	2/21/12	400	412
Citigroup, Inc.	5.250%	2/27/12	500	500
Citigroup, Inc.	5.500%	8/27/12	100	102
Citigroup, Inc.	5.625%	8/27/12	350	354
Citigroup, Inc.	5.000%	9/15/14	4,775	4,620
Citigroup, Inc.	4.875%	5/7/15	200	191
Citigroup, Inc.	5.300%	1/7/16	275	270
Citigroup, Inc.	5.500%	2/15/17	100	98
Citigroup, Inc.	6.625%	6/15/32	1,050	1,100
Citigroup, Inc.	5.875%	2/22/33	825	794
Citigroup, Inc.	6.000%	10/31/33	300	293
Citigroup, Inc.	5.850%	12/11/34	50	48
Colonial Bank NA	6.375%	12/1/15	150	153
Comerica Bank	5.750%	11/21/16	750	744
Comerica Bank	5.200%	8/22/17	300	280
Compass Bank	6.400%	10/1/17	150	151
Compass Bank	5.900%	4/1/26	225	203
2 Credit Suisse
First Boston USA, Inc.	5.860%	5/15/49	225	213
Credit Suisse
First Boston USA, Inc.	3.875%	1/15/09	3,750	3,703
Credit Suisse
First Boston USA, Inc.	4.700%	6/1/09	400	399
Credit Suisse
First Boston USA, Inc.	4.875%	8/15/10	225	225
Credit Suisse
First Boston USA, Inc.	5.250%	3/2/11	750	750
Credit Suisse
First Boston USA, Inc.	6.125%	11/15/11	250	258
Credit Suisse
First Boston USA, Inc.	6.500%	1/15/12	1,600	1,678
Credit Suisse
First Boston USA, Inc.	4.875%	1/15/15	250	239
Credit Suisse
First Boston USA, Inc.	5.125%	8/15/15	350	338
Credit Suisse
First Boston USA, Inc.	5.850%	8/16/16	750	756
Credit Suisse
First Boston USA, Inc.	7.125%	7/15/32	200	222
Deutsche Bank Financial LLC	5.375%	3/2/15	900	879
Deutsche Bank Financial, Inc.	6.000%	9/1/17	800	811
Fifth Third Bank	4.200%	2/23/10	550	541
Fifth Third Bank	4.750%	2/1/15	325	306
First Tennessee Bank	5.050%	1/15/15	200	187
FirstStar Bank	7.125%	12/1/09	750	780
Fleet Capital Trust II	7.920%	12/11/26	500	520
Fleet Financial Group, Inc.	6.875%	1/15/28	600	635
4 HBOS Treasury Services PLC	5.250%	2/21/17	1,950	1,973
HSBC Bank USA	4.625%	4/1/14	950	886
HSBC Bank USA	5.875%	11/1/34	300	285
HSBC Bank USA	5.625%	8/15/35	900	818
HSBC Holdings PLC	7.500%	7/15/09	500	520
HSBC Holdings PLC	7.625%	5/17/32	400	441
HSBC Holdings PLC	7.350%	11/27/32	400	427
HSBC Holdings PLC	6.500%	5/2/36	925	936
HSBC Holdings PLC	6.500%	9/15/37	225	225
J.P. Morgan, Inc.	6.000%	1/15/09	975	986
JP Morgan Chase Capital XXII	6.450%	2/2/37	350	324
JPM Capital Trust	6.550%	9/29/36	600	564
JPMorgan Capital Trust	5.875%	3/15/35	1,400	1,249
JPMorgan Chase & Co.	3.500%	3/15/09	75	74
JPMorgan Chase & Co.	6.750%	2/1/11	300	313
JPMorgan Chase & Co.	5.600%	6/1/11	1,200	1,217
JPMorgan Chase & Co.	4.500%	1/15/12	675	655
JPMorgan Chase & Co.	6.625%	3/15/12	425	445
JPMorgan Chase & Co.	5.375%	10/1/12	200	200
JPMorgan Chase & Co.	5.750%	1/2/13	350	352
JPMorgan Chase & Co.	5.375%	1/15/14	150	149
JPMorgan Chase & Co.	5.125%	9/15/14	375	364
JPMorgan Chase & Co.	4.750%	3/1/15	125	117
JPMorgan Chase & Co.	5.250%	5/1/15	1,275	1,230
JPMorgan Chase & Co.	5.150%	10/1/15	675	650
JPMorgan Chase & Co.	5.875%	6/13/16	1,650	1,666
JPMorgan Chase & Co.	6.125%	6/27/17	850	868
JPMorgan Chase & Co.	6.800%	10/1/37	725	723
Key Bank NA	5.500%	9/17/12	500	498
Key Bank NA	5.800%	7/1/14	150	150
Key Bank NA	4.950%	9/15/15	725	684
Key Bank NA	5.450%	3/3/16	300	291
MBNA America Bank NA	4.625%	8/3/09	250	249
MBNA America Bank NA	6.625%	6/15/12	350	369
MBNA Corp.	6.125%	3/1/13	500	519
MBNA Corp.	5.000%	6/15/15	200	189
Marshall & Ilsley Bank	4.850%	6/16/15	375	353
Marshall & Ilsley Bank	5.000%	1/17/17	750	697
Marshall & Ilsley Corp.	4.375%	8/1/09	75	74
Mellon Funding Corp.	5.000%	12/1/14	250	241
NB Capital Trust IV	8.250%	4/15/27	1,000	1,039
4 Nationwide Building Society	5.500%	7/18/12	2,000	2,055
North Fork Bancorp., Inc.	5.875%	8/15/12	600	585
4 Northern Rock PLC	5.625%	6/22/17	3,900	3,884
PNC Bank NA	4.875%	9/21/17	725	671
PNC Funding Corp.	5.250%	11/15/15	250	240
Regions Financial Corp.	7.000%	3/1/11	750	791
Regions Financial Corp.	7.750%	3/1/11	1,000	1,067
Regions Financial Corp.	6.375%	5/15/12	75	77
2 Regions Financial Corp.	6.625%	5/15/27	300	285
Republic New York Corp.	7.750%	5/15/09	300	312
Royal Bank of Canada	4.125%	1/26/10	1,400	1,370
2 Royal Bank of
Scotland Group PLC	7.648%	8/29/49	1,525	1,575
Royal Bank of
Scotland Group PLC	6.375%	2/1/11	325	334
Royal Bank of
Scotland Group PLC	5.000%	11/12/13	250	243
Royal Bank of
Scotland Group PLC	5.050%	1/8/15	975	925
Santander Central
Hispano Issuances	7.625%	9/14/10	400	427
Santander Finance Issuances	6.375%	2/15/11	1,075	1,110
Sanwa Bank Ltd.	8.350%	7/15/09	1,025	1,089
Sanwa Bank Ltd.	7.400%	6/15/11	1,625	1,758
Southtrust Corp.	5.800%	6/15/14	300	302
Sovereign Bancorp, Inc.	4.800%	9/1/10	575	576
Sovereign Bank	5.125%	3/15/13	250	244
State Street Capital Trust	5.300%	1/15/16	300	290
Sumitomo Bank
International Finance NV	8.500%	6/15/09	800	849
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	1,300	1,451
SunTrust Banks, Inc.	6.375%	4/1/11	500	518
SunTrust Banks, Inc.	5.200%	1/17/17	750	700
SunTrust Banks, Inc.	6.000%	9/11/17	375	380
SunTrust Banks, Inc.	5.450%	12/1/17	100	97
2 Suntrust Capital	6.100%	12/15/36	175	156
Swiss Bank Corp.	7.000%	10/15/15	750	818
Synovus Financial Corp.	5.125%	6/15/17	500	477
UFJ Finance Aruba AEC	6.750%	7/15/13	500	515
US Bank NA	6.375%	8/1/11	250	260
US Bank NA	6.300%	2/4/14	250	260
Union Bank of California NA	5.950%	5/11/16	450	446
UnionBanCal Corp.	5.250%	12/16/13	150	148
Wachovia Bank NA	4.875%	2/1/15	1,030	974
Wachovia Bank NA	5.850%	2/1/37	750	711
Wachovia Corp.	3.625%	2/17/09	2,625	2,581
Wachovia Corp.	4.375%	6/1/10	450	445
Wachovia Corp.	7.800%	8/18/10	150	160
Wachovia Corp.	5.300%	10/15/11	1,350	1,358
Wachovia Corp.	4.875%	2/15/14	170	163
Wachovia Corp.	5.625%	10/15/16	500	496
Wachovia Corp.	5.750%	6/15/17	375	377
4 Wachovia Corp.	8.000%	12/15/26	1,200	1,248
Wachovia Corp.	7.500%	4/15/35	150	167
Wachovia Corp.	5.500%	8/1/35	200	183
Wachovia Corp.	6.550%	10/15/35	100	104
Washington Mutual Bank	6.875%	6/15/11	1,375	1,422
Washington Mutual Bank	5.650%	8/15/14	450	434
Washington Mutual Bank	5.125%	1/15/15	250	233
Washington Mutual, Inc.	5.000%	3/22/12	800	771
Washington Mutual, Inc.	5.250%	9/15/17	250	230
Wells Fargo & Co.	3.125%	4/1/09	1,850	1,799
Wells Fargo & Co.	4.200%	1/15/10	2,825	2,783
Wells Fargo & Co.	4.875%	1/12/11	425	422
Wells Fargo & Co.	5.300%	8/26/11	200	201
Wells Fargo & Co.	4.950%	10/16/13	800	783
Wells Fargo & Co.	5.000%	11/15/14	400	387
Wells Fargo & Co.	5.375%	2/7/35	1,200	1,094
Wells Fargo Bank NA	4.750%	2/9/15	850	797
Wells Fargo Bank NA	5.750%	5/16/16	250	251
Wells Fargo Bank NA	5.950%	8/26/36	200	195
Wells Fargo Capital X	5.950%	12/15/36	425	394
World Savings Bank, FSB	4.125%	12/15/09	300	295
Zions Bancorp.	5.500%	11/16/15	675	655
Brokerage (0.6%)
Ameriprise Financial Inc.	5.350%	11/15/10	625	628
Ameriprise Financial Inc.	5.650%	11/15/15	525	514
Bear Stearns Co., Inc.	4.550%	6/23/10	425	415
Bear Stearns Co., Inc.	5.500%	8/15/11	400	396
Bear Stearns Co., Inc.	5.350%	2/1/12	500	490
Bear Stearns Co., Inc.	5.700%	11/15/14	750	725
Bear Stearns Co., Inc.	5.300%	10/30/15	985	920
Bear Stearns Co., Inc.	5.550%	1/22/17	1,150	1,088
Bear Stearns Co., Inc.	6.400%	10/2/17	400	396
Goldman Sachs Group, Inc.	3.875%	1/15/09	1,420	1,401
Goldman Sachs Group, Inc.	6.650%	5/15/09	400	410
Goldman Sachs Group, Inc.	4.500%	6/15/10	1,340	1,326
Goldman Sachs Group, Inc.	6.875%	1/15/11	175	183
Goldman Sachs Group, Inc.	6.600%	1/15/12	1,675	1,759
Goldman Sachs Group, Inc.	5.700%	9/1/12	975	991
Goldman Sachs Group, Inc.	5.250%	4/1/13	1,525	1,478
Goldman Sachs Group, Inc.	4.750%	7/15/13	225	214
Goldman Sachs Group, Inc.	5.250%	10/15/13	475	464
Goldman Sachs Group, Inc.	5.150%	1/15/14	600	584
Goldman Sachs Group, Inc.	5.000%	10/1/14	1,450	1,375
Goldman Sachs Group, Inc.	5.125%	1/15/15	150	145
Goldman Sachs Group, Inc.	5.350%	1/15/16	800	778
Goldman Sachs Group, Inc.	5.625%	1/15/17	625	608
Goldman Sachs Group, Inc.	6.250%	9/1/17	1,525	1,558
Goldman Sachs Group, Inc.	5.950%	1/15/27	675	643
Goldman Sachs Group, Inc.	6.125%	2/15/33	875	861
Goldman Sachs Group, Inc.	6.345%	2/15/34	1,125	1,044
Goldman Sachs Group, Inc.	6.450%	5/1/36	375	365
Goldman Sachs Group, Inc.	6.750%	10/1/37	2,250	2,261
Janus Capital Group	5.875%	9/15/11	300	302
Janus Capital Group	6.700%	6/15/17	150	151
Jefferies Group Inc.	6.450%	6/8/27	1,150	1,076
Jefferies Group Inc.	6.250%	1/15/36	725	648
Lazard Group	6.850%	6/15/17	450	441
Lehman Brothers
Holdings, Inc.	3.600%	3/13/09	500	489
Lehman Brothers
Holdings, Inc.	4.250%	1/27/10	325	317
Lehman Brothers
Holdings, Inc.	4.375%	11/30/10	100	97
Lehman Brothers
Holdings, Inc.	5.000%	1/14/11	700	689
Lehman Brothers
Holdings, Inc.	6.625%	1/18/12	2,275	2,361
Lehman Brothers
Holdings, Inc.	5.250%	2/6/12	375	369
Lehman Brothers
Holdings, Inc.	6.000%	7/19/12	525	534
Lehman Brothers
Holdings, Inc.	5.750%	5/17/13	1,175	1,167
Lehman Brothers
Holdings, Inc.	5.500%	4/4/16	1,275	1,233
Lehman Brothers
Holdings, Inc.	5.750%	1/3/17	125	120
Lehman Brothers
Holdings, Inc.	6.500%	7/19/17	825	832
2 Lehman Brothers
Holdings, Inc.	6.000%	5/3/27	400	367
Lehman Brothers
Holdings, Inc.	7.000%	9/27/27	350	358
Lehman Brothers
Holdings, Inc.	6.875%	7/17/37	625	624
Merrill Lynch & Co., Inc.	4.125%	1/15/09	625	618
Merrill Lynch & Co., Inc.	6.000%	2/17/09	925	935
Merrill Lynch & Co., Inc.	4.250%	2/8/10	925	908
Merrill Lynch & Co., Inc.	4.790%	8/4/10	875	868
Merrill Lynch & Co., Inc.	5.770%	7/25/11	300	305
Merrill Lynch & Co., Inc.	5.000%	2/3/14	1,050	1,021
Merrill Lynch & Co., Inc.	5.450%	7/15/14	175	173
Merrill Lynch & Co., Inc.	5.000%	1/15/15	2,525	2,434
Merrill Lynch & Co., Inc.	6.050%	5/16/16	850	851
Merrill Lynch & Co., Inc.	5.700%	5/2/17	1,225	1,205
Merrill Lynch & Co., Inc.	6.400%	8/28/17	1,800	1,856
Merrill Lynch & Co., Inc.	6.220%	9/15/26	750	739
Merrill Lynch & Co., Inc.	6.110%	1/29/37	225	210
Morgan Stanley Dean Witter	3.875%	1/15/09	1,400	1,381
Morgan Stanley Dean Witter	4.000%	1/15/10	1,800	1,760
Morgan Stanley Dean Witter	4.250%	5/15/10	675	662
Morgan Stanley Dean Witter	6.750%	4/15/11	750	786
Morgan Stanley Dean Witter	5.625%	1/9/12	1,250	1,264
Morgan Stanley Dean Witter	6.600%	4/1/12	1,500	1,573
Morgan Stanley Dean Witter	5.750%	8/31/12	400	405
Morgan Stanley Dean Witter	4.750%	4/1/14	2,000	1,888
Morgan Stanley Dean Witter	5.375%	10/15/15	650	637
Morgan Stanley Dean Witter	5.750%	10/18/16	950	940
Morgan Stanley Dean Witter	5.450%	1/9/17	750	725
Morgan Stanley Dean Witter	5.550%	4/27/17	800	778
Morgan Stanley Dean Witter	6.250%	8/9/26	1,050	1,037
Morgan Stanley Dean Witter	7.250%	4/1/32	475	536
Finance Companies (0.6%)
Allied Capital Corp.	6.000%	4/1/12	275	275
American Express Bank, FSB	6.000%	9/13/17	525	514
American Express
Centurion Bank	4.375%	7/30/09	75	74
American Express
Centurion Bank	6.000%	9/13/17	375	374
American Express Co.	5.250%	9/12/11	350	351
2 American Express Co.	6.800%	9/1/16	550	566
American Express Co.	5.500%	9/12/16	350	338
American Express Co.	6.150%	8/28/17	300	303
American Express
Credit Corp.	5.000%	12/2/10	725	725
4 American Express Travel	5.250%	11/21/11	125	126
American General Finance Corp.	3.875%	10/1/09	400	390
American General Finance Corp.	4.875%	5/15/10	975	966
American General Finance Corp.	5.625%	8/17/11	550	543
American General Finance Corp.	4.875%	7/15/12	150	144
American General Finance Corp.	5.850%	6/1/13	1,025	1,019
American General Finance Corp.	5.750%	9/15/16	375	359
BlackRock, Inc.	6.250%	9/15/17	300	300
CIT Group Co. of Canada	4.650%	7/1/10	300	285
CIT Group Co. of Canada	5.200%	6/1/15	850	775
CIT Group, Inc.	5.000%	11/24/08	775	765
CIT Group, Inc.	4.250%	2/1/10	400	379
CIT Group, Inc.	5.200%	11/3/10	775	751
CIT Group, Inc.	4.750%	12/15/10	1,125	1,066
CIT Group, Inc.	5.600%	4/27/11	500	486
CIT Group, Inc.	5.400%	3/7/13	150	141
CIT Group, Inc.	5.125%	9/30/14	200	182
CIT Group, Inc.	5.000%	2/1/15	400	359
CIT Group, Inc.	5.400%	1/30/16	25	23
CIT Group, Inc.	5.850%	9/15/16	300	283
CIT Group, Inc.	5.650%	2/13/17	850	790
2 CIT Group, Inc.	6.100%	3/15/17	25	21
CIT Group, Inc.	6.000%	4/1/36	500	423
Capital One Bank	4.250%	12/1/08	375	371
Capital One Bank	5.125%	2/15/14	700	664
Capital One Capital III	7.686%	8/15/36	525	510
Capital One Capital IV	6.745%	2/17/37	300	270
Capital One Financial	5.700%	9/15/11	375	375
Capital One Financial	4.800%	2/21/12	50	48
Capital One Financial	5.500%	6/1/15	225	216
Capital One Financial	6.150%	9/1/16	50	48
Capital One Financial	5.250%	2/21/17	50	46
Capital One Financial	6.750%	9/15/17	650	665
4 Capmark Financial Group	5.875%	5/10/12	100	92
4 Capmark Financial Group	6.300%	5/10/17	275	240
Countrywide Financial Corp.	5.800%	6/7/12	50	47
Countrywide Financial Corp.	6.250%	5/15/16	325	290
Countrywide Home Loan	4.125%	9/15/09	425	392
Countrywide Home Loan	4.000%	3/22/11	1,925	1,723
General Electric
Capital Corp.	3.600%	10/15/08	600	592
General Electric
Capital Corp.	3.125%	4/1/09	425	415
General Electric
Capital Corp.	3.250%	6/15/09	1,000	976
General Electric
Capital Corp.	4.125%	9/1/09	25	25
General Electric
Capital Corp.	4.625%	9/15/09	750	747
General Electric
Capital Corp.	5.250%	10/27/09	850	856
General Electric
Capital Corp.	4.875%	10/21/10	1,050	1,051
General Electric
Capital Corp.	6.125%	2/22/11	1,725	1,778
General Electric
Capital Corp.	5.500%	4/28/11	1,475	1,491
General Electric
Capital Corp.	5.875%	2/15/12	1,675	1,721
General Electric
Capital Corp.	4.375%	3/3/12	1,075	1,044
General Electric
Capital Corp.	5.000%	4/10/12	250	249
General Electric
Capital Corp.	4.250%	6/15/12	550	530
General Electric
Capital Corp.	6.000%	6/15/12	725	750
General Electric
Capital Corp.	5.500%	6/4/14	1,350	1,352
General Electric
Capital Corp.	5.650%	6/9/14	1,150	1,161
General Electric
Capital Corp.	4.875%	3/4/15	100	96
General Electric
Capital Corp.	5.000%	1/8/16	875	845
General Electric
Capital Corp.	5.375%	10/20/16	200	198
General Electric
Capital Corp.	5.400%	2/15/17	500	494
General Electric
Capital Corp.	5.625%	9/15/17	700	700
General Electric
Capital Corp.	6.750%	3/15/32	3,525	3,905
General Electric
Capital Corp.	6.150%	8/7/37	250	256
2 HSBC Finance
Capital Trust IX	5.911%	11/30/15	300	287
HSBC Finance Corp.	4.125%	12/15/08	525	519
HSBC Finance Corp.	4.750%	5/15/09	175	174
HSBC Finance Corp.	4.125%	11/16/09	405	397
HSBC Finance Corp.	4.625%	9/15/10	875	860
HSBC Finance Corp.	5.250%	1/14/11	1,470	1,463
HSBC Finance Corp.	5.700%	6/1/11	1,275	1,287
HSBC Finance Corp.	6.375%	10/15/11	1,450	1,494
HSBC Finance Corp.	5.900%	6/19/12	1,050	1,067
HSBC Finance Corp.	5.250%	1/15/14	825	803
HSBC Finance Corp.	5.250%	4/15/15	225	216
HSBC Finance Corp.	5.000%	6/30/15	600	566
HSBC Finance Corp.	5.500%	1/19/16	150	146
International
Lease Finance Corp.	4.875%	9/1/10	225	223
International
Lease Finance Corp.	5.125%	11/1/10	400	399
International
Lease Finance Corp.	5.450%	3/24/11	400	403
International
Lease Finance Corp.	5.750%	6/15/11	925	933
International
Lease Finance Corp.	5.300%	5/1/12	150	149
International
Lease Finance Corp.	5.000%	9/15/12	1,425	1,390
International
Lease Finance Corp.	5.650%	6/1/14	700	689
iStar Financial Inc.	6.000%	12/15/10	250	244
iStar Financial Inc.	5.650%	9/15/11	175	166
iStar Financial Inc.	5.150%	3/1/12	1,100	1,024
iStar Financial Inc.	5.950%	10/15/13	25	23
iStar Financial Inc.	5.875%	3/15/16	375	333
iStar Financial Inc.	5.850%	3/15/17	50	44
SLM Corp.	4.000%	1/15/09	250	241
SLM Corp.	4.500%	7/26/10	150	140
SLM Corp.	5.400%	10/25/11	325	302
SLM Corp.	5.375%	1/15/13	500	453
SLM Corp.	5.625%	8/1/33	700	528
Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	93
ACE INA Holdings, Inc.	5.700%	2/15/17	450	444
AEGON Funding Corp.	5.750%	12/15/20	50	49
AEGON NV	4.750%	6/1/13	75	72
AXA SA	8.600%	12/15/30	1,125	1,346
Aetna, Inc.	7.875%	3/1/11	300	324
Aetna, Inc.	5.750%	6/15/11	75	76
Aetna, Inc.	6.625%	6/15/36	650	661
Allied World Assurance	7.500%	8/1/16	550	574
Allstate Corp.	7.200%	12/1/09	1,025	1,073
Allstate Corp.	5.000%	8/15/14	25	24
2 Allstate Corp.	6.125%	5/15/17	200	196
Allstate Corp.	6.125%	12/15/32	250	242
Allstate Corp.	5.550%	5/9/35	100	90
2 Allstate Corp.	6.500%	5/15/37	200	193
Allstate Life Global Funding	4.500%	5/29/09	250	248
Ambac, Inc.	5.950%	12/5/35	1,250	1,104
Ambac, Inc.	6.150%	2/15/37	100	86
American General Capital II	8.500%	7/1/30	700	851
American
International Group, Inc.	4.700%	10/1/10	200	198
American
International Group, Inc.	5.375%	10/18/11	400	402
American
International Group, Inc.	4.950%	3/20/12	1,500	1,472
American
International Group, Inc.	5.050%	10/1/15	875	840
American
International Group, Inc.	5.600%	10/18/16	125	123
American
International Group, Inc.	6.250%	5/1/36	700	710
American
International Group, Inc.	6.250%	3/15/37	275	259
Aon Capital Trust	8.205%	1/1/27	100	109
Arch Capital Group Ltd.	7.350%	5/1/34	375	387
Aspen Insurance Holdings Ltd.	6.000%	8/15/14	300	299
Assurant, Inc.	5.625%	2/15/14	200	194
Assurant, Inc.	6.750%	2/15/34	400	403
Axis Capital Holdings	5.750%	12/1/14	275	278
Berkshire
Hathaway Finance Corp.	3.375%	10/15/08	250	246
Berkshire
Hathaway Finance Corp.	4.125%	1/15/10	1,750	1,724
Berkshire
Hathaway Finance Corp.	4.200%	12/15/10	400	392
Berkshire
Hathaway Finance Corp.	4.625%	10/15/13	175	170
Berkshire
Hathaway Finance Corp.	5.100%	7/15/14	50	49
Berkshire
Hathaway Finance Corp.	4.850%	1/15/15	700	675
CIGNA Corp.	6.150%	11/15/36	500	475
CNA Financial Corp.	6.000%	8/15/11	300	304
CNA Financial Corp.	6.500%	8/15/16	475	482
2 Chubb Corp.	6.375%	4/15/17	250	249
Chubb Corp.	6.000%	5/11/37	650	625
Cincinnati Financial Corp.	6.125%	11/1/34	325	318
Commerce Group, Inc.	5.950%	12/9/13	175	173
Coventry Health Care Inc.	6.300%	8/15/14	375	375
2 Everest
Reinsurance Holdings, Inc.	6.600%	5/15/17	275	258
Fund American Cos., Inc.	5.875%	5/15/13	150	148
GE Global
Insurance Holdings Corp.	6.450%	3/1/19	500	521
GE Global
Insurance Holdings Corp.	7.000%	2/15/26	175	188
GE Global
Insurance Holdings Corp.	7.750%	6/15/30	300	348
Genworth Financial, Inc.	4.750%	6/15/09	300	298
Genworth Financial, Inc.	4.950%	10/1/15	125	118
2 Genworth Financial, Inc.	6.150%	11/15/16	125	117
Genworth Financial, Inc.	6.500%	6/15/34	425	418
Hartford Financial
Services Group, Inc.	5.250%	10/15/11	175	175
Hartford Financial
Services Group, Inc.	5.500%	10/15/16	175	172
Hartford Financial
Services Group, Inc.	5.375%	3/15/17	150	145
Hartford Financial
Services Group, Inc.	5.950%	10/15/36	325	306
Hartford Financial
Services Group, Inc.	6.100%	10/1/41	225	221
Humana Inc.	6.450%	6/1/16	625	634
2 ING Capital Funding Trust III	5.775%	12/8/49	475	450
ING USA Global	4.500%	10/1/10	675	663
John Hancock Financial Services	5.625%	12/1/08	150	151
Lincoln National Corp.	6.200%	12/15/11	550	566
2 Lincoln National Corp.	6.050%	4/20/17	175	169
Lincoln National Corp.	6.150%	4/7/36	350	335
Loews Corp.	6.000%	2/1/35	200	184
Marsh & McLennan Cos., Inc.	6.250%	3/15/12	275	282
Marsh & McLennan Cos., Inc.	5.375%	7/15/14	350	339
Marsh & McLennan Cos., Inc.	5.750%	9/15/15	525	516
Marsh & McLennan Cos., Inc.	5.875%	8/1/33	100	88
MetLife, Inc.	5.500%	6/15/14	550	547
MetLife, Inc.	5.000%	6/15/15	450	429
MetLife, Inc.	6.500%	12/15/32	75	76
MetLife, Inc.	6.375%	6/15/34	625	628
MetLife, Inc.	5.700%	6/15/35	125	115
Principal Financial Group, Inc.	6.050%	10/15/36	250	240
Principal Life Income Funding	5.125%	3/1/11	525	525
Principal Life Income Funding	5.100%	4/15/14	475	461
Progressive Corp.	6.375%	1/15/12	350	362
2 Progressive Corp.	6.700%	6/15/17	425	417
Progressive Corp.	6.625%	3/1/29	500	516
Protective Life Secured Trust	3.700%	11/24/08	650	640
Protective Life Secured Trust	4.850%	8/16/10	375	371
Prudential Financial, Inc.	5.800%	6/15/12	425	434
Prudential Financial, Inc.	4.500%	7/15/13	450	428
Prudential Financial, Inc.	4.750%	4/1/14	150	143
Prudential Financial, Inc.	5.100%	9/20/14	525	508
Prudential Financial, Inc.	5.500%	3/15/16	50	49
Prudential Financial, Inc.	6.100%	6/15/17	350	356
Prudential Financial, Inc.	5.750%	7/15/33	200	185
Prudential Financial, Inc.	5.400%	6/13/35	150	133
Prudential Financial, Inc.	5.900%	3/17/36	325	302
Prudential Financial, Inc.	5.700%	12/14/36	450	405
Safeco Corp.	4.875%	2/1/10	1,250	1,241
St. Paul Travelers Cos., Inc.	5.500%	12/1/15	600	587
St. Paul Travelers Cos., Inc.	6.250%	6/20/16	100	102
Torchmark Corp.	6.375%	6/15/16	425	433
2 Travelers Cos. Inc.	6.250%	3/15/17	250	241
Travelers Cos. Inc.	6.250%	6/15/37	200	194
UnitedHealth Group, Inc.	4.125%	8/15/09	675	664
UnitedHealth Group, Inc.	5.000%	8/15/14	350	335
UnitedHealth Group, Inc.	4.875%	3/15/15	250	237
4 UnitedHealth Group, Inc.	6.000%	6/15/17	100	101
4 UnitedHealth Group, Inc.	6.500%	6/15/37	200	204
WellPoint Inc.	4.250%	12/15/09	175	172
WellPoint Inc.	6.375%	1/15/12	200	208
WellPoint Inc.	6.800%	8/1/12	550	585
WellPoint Inc.	5.000%	12/15/14	125	119
WellPoint Inc.	5.250%	1/15/16	125	119
WellPoint Inc.	5.875%	6/15/17	400	395
WellPoint Inc.	5.950%	12/15/34	750	694
WellPoint Inc.	5.850%	1/15/36	150	138
WellPoint Inc.	6.375%	6/15/37	600	587
Willis North America Inc.	5.625%	7/15/15	400	384
Willis North America Inc.	6.200%	3/28/17	300	297
2 XL Capital Ltd.	6.500%	12/15/49	400	358
XL Capital Ltd.	5.250%	9/15/14	350	338
XL Capital Ltd.	6.375%	11/15/24	100	98
XL Capital Ltd.	6.250%	5/15/27	800	757
Real Estate Investment
Trusts (0.1%)
Archstone-
Smith Operating Trust	5.250%	5/1/15	425	410
AvalonBay Communities, Inc.	5.500%	1/15/12	225	224
AvalonBay Communities, Inc.	5.750%	9/15/16	100	97
Boston Properties, Inc.	6.250%	1/15/13	500	514
Boston Properties, Inc.	5.625%	4/15/15	225	220
Brandywine
Operating Partnership	4.500%	11/1/09	425	416
Brandywine
Operating Partnership	5.400%	11/1/14	225	214
Camden Property Trust	5.700%	5/15/17	325	316
Colonial Realty LP	5.500%	10/1/15	250	238
Duke Realty LP	5.625%	8/15/11	175	174
Duke Realty LP	5.950%	2/15/17	200	193
ERP Operating LP	6.625%	3/15/12	400	416
ERP Operating LP	5.125%	3/15/16	650	601
ERP Operating LP	5.375%	8/1/16	275	257
HRPT Properties Trust	6.250%	8/15/16	700	685
Health Care
Property Investors, Inc.	6.450%	6/25/12	150	152
Health Care
Property Investors, Inc.	6.300%	9/15/16	300	293
Health Care
Property Investors, Inc.	5.625%	5/1/17	25	23
Health Care REIT, Inc.	6.000%	11/15/13	500	498
Health Care REIT, Inc.	6.200%	6/1/16	250	241
Hospitality Properties	5.125%	2/15/15	250	228
Kimco Realty Corp.	5.783%	3/15/16	125	121
Liberty Property LP	5.125%	3/2/15	1,025	947
Liberty Property LP	5.500%	12/15/16	100	93
National Retail Properties	6.875%	10/15/17	875	870
ProLogis	5.250%	11/15/10	250	249
ProLogis	5.500%	3/1/13	175	172
ProLogis	5.625%	11/15/15	350	338
ProLogis	5.750%	4/1/16	400	390
Realy Income Corp.	6.750%	8/15/19	525	528
Regency Centers LP	6.750%	1/15/12	800	832
Regency Centers LP	5.250%	8/1/15	75	70
Simon Property Group Inc.	3.750%	1/30/09	200	195
Simon Property Group Inc.	4.875%	8/15/10	1,000	984
Simon Property Group Inc.	5.000%	3/1/12	175	170
Simon Property Group Inc.	5.750%	12/1/15	325	316
Simon Property Group Inc.	5.250%	12/1/16	1,125	1,053
Simon Property Group Inc.	5.875%	3/1/17	650	637
Tanger Factory
Outlet Centers, Inc.	6.150%	11/15/15	400	392
Vornado Realty	5.600%	2/15/11	750	738
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/33	250	249
XTRA Finance Corp.	5.150%	4/1/17	575	566

				311,970

Industrial (3.5%)
Basic Industry (0.2%)
Alcan, Inc.	4.875%	9/15/12	150	147
Alcan, Inc.	4.500%	5/15/13	125	119
Alcan, Inc.	5.000%	6/1/15	250	237
Alcan, Inc.	7.250%	3/15/31	250	270
Alcan, Inc.	6.125%	12/15/33	500	483
Alcoa, Inc.	5.720%	2/23/19	405	388
Alcoa, Inc.	5.900%	2/1/27	175	164
Aluminum Co. of America	6.750%	1/15/28	500	514
BHP Finance USA Ltd.	8.500%	12/1/12	500	572
BHP Finance USA Ltd.	5.400%	3/29/17	350	342
Barrick Gold Finance Inc.	4.875%	11/15/14	825	785
Celulosa
Arauco Constitution SA	8.625%	8/15/10	250	270
Celulosa
Arauco Constitution SA	5.625%	4/20/15	775	754
Commercial Metals Co.	6.500%	7/15/17	175	181
Dow Chemical Co.	6.125%	2/1/11	625	641
Dow Chemical Co.	6.000%	10/1/12	50	51
Dow Chemical Co.	7.375%	11/1/29	725	800
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	230	239
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	195	191
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	125	122
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	500	512
Falconbridge Ltd.	7.350%	6/5/12	375	397
ICI Wilmington	4.375%	12/1/08	375	371
Inco Ltd.	5.700%	10/15/15	450	439
Inco Ltd.	7.200%	9/15/32	100	104
International Paper Co.	5.850%	10/30/12	201	203
International Paper Co.	4.250%	1/15/09	375	370
International Paper Co.	5.300%	4/1/15	525	507
Lubrizol Corp.	5.500%	10/1/14	850	820
MeadWestvaco Corp.	6.850%	4/1/12	125	130
Monsanto Co.	7.375%	8/15/12	350	378
Newmont Mining	5.875%	4/1/35	325	285
Noranda, Inc.	7.250%	7/15/12	250	264
Noranda, Inc.	6.000%	10/15/15	500	499
Noranda, Inc.	5.500%	6/15/17	250	237
Placer Dome, Inc.	6.450%	10/15/35	375	373
Plum Creek Timber Co.	5.875%	11/15/15	400	390
Potash Corp. of Saskatchewan	7.750%	5/31/11	1,325	1,426
Praxair, Inc.	3.950%	6/1/13	750	696
Praxair, Inc.	5.200%	3/15/17	25	24
Rohm & Haas Co.	7.850%	7/15/29	600	674
Southern Copper Corp.	7.500%	7/27/35	650	706
Teck Cominco Ltd.	6.125%	10/1/35	700	654
Vale Overseas Ltd.	6.250%	1/11/16	100	101
Vale Overseas Ltd.	6.250%	1/23/17	350	355
Vale Overseas Ltd.	8.250%	1/17/34	375	446
Vale Overseas Ltd.	6.875%	11/21/36	375	388
WMC Finance USA	5.125%	5/15/13	400	394
Weyerhaeuser Co.	6.750%	3/15/12	1,350	1,404
Weyerhaeuser Co.	7.375%	3/15/32	100	100
Capital Goods (0.4%)
3M Co.	5.125%	11/6/09	150	152
2, 4 BAE Systems Asset Trust	7.156%	12/15/11	292	306
Bemis Co. Inc.	4.875%	4/1/12	700	689
Boeing Capital Corp.	6.100%	3/1/11	250	258
Boeing Capital Corp.	6.500%	2/15/12	200	211
Boeing Co.	5.125%	2/15/13	925	918
Boeing Co.	8.750%	8/15/21	500	624
Boeing Co.	6.625%	2/15/38	300	324
CRH America Inc.	5.625%	9/30/11	400	398
CRH America Inc.	6.950%	3/15/12	150	156
CRH America Inc.	5.300%	10/15/13	100	96
CRH America Inc.	6.000%	9/30/16	400	388
CRH America Inc.	6.400%	10/15/33	450	416
Caterpillar
Financial Services Corp.	4.150%	1/15/10	600	590
Caterpillar
Financial Services Corp.	4.300%	6/1/10	1,980	1,944
Caterpillar
Financial Services Corp.	4.750%	2/17/15	175	166
Caterpillar
Financial Services Corp.	4.625%	6/1/15	400	377
Caterpillar, Inc.	7.375%	3/1/97	400	454
Deere & Co.	6.950%	4/25/14	825	897
Deere & Co.	7.125%	3/3/31	300	341
Embraer Overseas Ltd.	6.375%	1/24/17	550	535
Emerson Electric Co.	4.625%	10/15/12	1,500	1,464
General Dynamics Corp.	4.250%	5/15/13	1,075	1,012
General Electric Co.	5.000%	2/1/13	3,000	2,978
Hanson PLC	5.250%	3/15/13	400	386
Honeywell
International, Inc.	7.500%	3/1/10	500	530
Honeywell
International, Inc.	6.125%	11/1/11	200	206
Honeywell
International, Inc.	5.625%	8/1/12	550	563
Honeywell
International, Inc.	5.300%	3/15/17	275	268
John Deere Capital Corp.	4.875%	3/16/09	1,175	1,174
John Deere Capital Corp.	5.400%	10/17/11	850	857
John Deere Capital Corp.	7.000%	3/15/12	650	696
Joy Global, Inc.	6.000%	11/15/16	250	249
Lafarge SA	6.150%	7/15/11	50	51
Lafarge SA	6.500%	7/15/16	700	710
Lafarge SA	7.125%	7/15/36	1,350	1,405
Lockheed Martin Corp.	7.650%	5/1/16	250	280
Lockheed Martin Corp.	7.750%	5/1/26	250	296
Lockheed Martin Corp.	6.150%	9/1/36	450	455
Masco Corp.	5.875%	7/15/12	400	399
Masco Corp.	4.800%	6/15/15	25	23
Masco Corp.	6.500%	8/15/32	100	94
Minnesota Mining
& Manufacturing Corp.	6.375%	2/15/28	450	477
Mohawk Industries Inc.	5.750%	1/15/11	1,000	1,013
Mohawk Industries Inc.	6.125%	1/15/16	1,075	1,075
Northrop Grumman Corp.	7.125%	2/15/11	1,000	1,058
Northrop Grumman Corp.	7.750%	2/15/31	400	471
Owens Corning, Inc.	6.500%	12/1/16	100	97
Owens Corning, Inc.	7.000%	12/1/36	175	168
Raytheon Co.	4.850%	1/15/11	325	325
Raytheon Co.	5.500%	11/15/12	75	76
Raytheon Co.	5.375%	4/1/13	600	592
Raytheon Co.	7.200%	8/15/27	75	84
Republic Services, Inc.	6.750%	8/15/11	275	287
TRW, Inc.	7.750%	6/1/29	650	761
Textron Financial Corp.	4.600%	5/3/10	400	395
Textron, Inc.	6.500%	6/1/12	1,050	1,094
Tyco International Group SA	6.125%	11/1/08	300	305
Tyco International Group SA	6.125%	1/15/09	150	152
Tyco International Group SA	6.750%	2/15/11	975	1,005
Tyco International Group SA	6.375%	10/15/11	675	690
Tyco International Group SA	6.000%	11/15/13	475	483
Tyco International Group SA	7.000%	6/15/28	400	430
United Technologies Corp.	4.375%	5/1/10	950	941
United Technologies Corp.	4.875%	5/1/15	550	528
United Technologies Corp.	8.875%	11/15/19	575	722
United Technologies Corp.	7.500%	9/15/29	100	118
United Technologies Corp.	5.400%	5/1/35	400	372
United Technologies Corp.	6.050%	6/1/36	325	328
WMX Technologies Inc.	7.100%	8/1/26	325	338
Waste Management, Inc.	6.875%	5/15/09	75	77
Waste Management, Inc.	7.375%	8/1/10	75	79
Communication (0.9%)
AT&T Corp.	7.300%	11/15/11	300	322
AT&T Corp.	8.000%	11/15/31	1,295	1,564
AT&T Corp.	6.000%	3/15/09	900	910
AT&T Inc.	4.125%	9/15/09	1,250	1,231
AT&T Inc.	5.300%	11/15/10	450	455
AT&T Inc.	6.250%	3/15/11	750	773
AT&T Inc.	5.875%	2/1/12	370	378
AT&T Inc.	5.875%	8/15/12	130	133
AT&T Inc.	5.100%	9/15/14	1,575	1,528
AT&T Inc.	5.625%	6/15/16	1,450	1,442
AT&T Inc.	6.450%	6/15/34	400	407
AT&T Inc.	6.150%	9/15/34	600	595
AT&T Inc.	6.500%	9/1/37	1,100	1,135
America Movil SA de C.V.	4.125%	3/1/09	525	518
America Movil SA de C.V.	5.500%	3/1/14	1,000	985
America Movil SA de C.V.	6.375%	3/1/35	200	195
BellSouth Capital Funding	7.875%	2/15/30	150	174
BellSouth Corp.	4.200%	9/15/09	300	295
BellSouth Corp.	5.200%	12/15/16	75	72
BellSouth Corp.	6.875%	10/15/31	200	209
BellSouth Corp.	6.550%	6/15/34	700	714
BellSouth Corp.	6.000%	11/15/34	290	278
BellSouth Telecommunications	6.375%	6/1/28	1,565	1,571
British
Sky Broadcasting Corp.	6.875%	2/23/09	450	460
British
Sky Broadcasting Corp.	8.200%	7/15/09	400	420
British
Telecommunications PLC	8.625%	12/15/10	375	413
British
Telecommunications PLC	9.125%	12/15/30	1,125	1,499
CBS Corp.	5.625%	8/15/12	615	612
CBS Corp.	7.875%	7/30/30	400	430
CBS Corp.	5.500%	5/15/33	200	163
CenturyTel Enterprises	6.875%	1/15/28	150	147
CenturyTel, Inc.	5.000%	2/15/15	150	140
Cingular Wireless LLC	6.500%	12/15/11	350	365
Cingular Wireless LLC	7.125%	12/15/31	1,000	1,087
Comcast Cable Communications
Holdings Inc.	8.375%	3/15/13	420	471
Comcast Cable Communications
Holdings Inc.	9.455%	11/15/22	1,108	1,409
Comcast Cable Communications
Holdings Inc.	6.750%	1/30/11	300	312
Comcast Cable Communications
Holdings Inc.	8.875%	5/1/17	850	1,008
Comcast Corp.	5.850%	1/15/10	400	406
Comcast Corp.	5.500%	3/15/11	800	805
Comcast Corp.	5.300%	1/15/14	1,155	1,123
Comcast Corp.	6.500%	1/15/15	1,400	1,443
Comcast Corp.	5.900%	3/15/16	800	795
Comcast Corp.	5.875%	2/15/18	1,750	1,723
Comcast Corp.	7.050%	3/15/33	600	629
Comcast Corp.	6.500%	11/15/35	825	812
Comcast Corp.	6.450%	3/15/37	375	369
Comcast Corp.	6.950%	8/15/37	300	315
Cox Communications, Inc.	4.625%	1/15/10	1,375	1,355
Cox Communications, Inc.	4.625%	6/1/13	200	188
Cox Communications, Inc.	5.450%	12/15/14	1,000	969
Cox Communications, Inc.	5.500%	10/1/15	600	580
Deutsche Telekom
International Finance	8.000%	6/15/10	1,425	1,526
Deutsche Telekom
International Finance	8.250%	6/15/30	1,700	2,092
Deutsche Telekom
International Finance	5.250%	7/22/13	700	689
Deutsche Telekom
International Finance	5.750%	3/23/16	175	173
Embarq Corp.	7.082%	6/1/16	875	907
Embarq Corp.	7.995%	6/1/36	200	214
France Telecom	7.750%	3/1/11	1,675	1,809
France Telecom	8.500%	3/1/31	825	1,064
GTE Corp.	6.940%	4/15/28	325	340
GTE North, Inc.	5.650%	11/15/08	200	201
Gannett Co., Inc.	6.375%	4/1/12	400	410
Grupo Televisa SA	6.625%	3/18/25	450	454
Koninklijke KPN NV	8.000%	10/1/10	500	538
New Cingular
Wireless Services	7.875%	3/1/11	2,000	2,161
New Cingular
Wireless Services	8.125%	5/1/12	950	1,055
New Cingular
Wireless Services	8.750%	3/1/31	825	1,045
New England Telephone
& Telegraph Co.	7.875%	11/15/29	250	277
News America Holdings, Inc.	9.250%	2/1/13	800	926
News America Holdings, Inc.	8.150%	10/17/36	385	451
News America Inc.	5.300%	12/15/14	475	464
News America Inc.	6.200%	12/15/34	825	775
News America Inc.	6.400%	12/15/35	750	725
Nextel Communications	6.875%	10/31/13	600	604
Nextel Communications	5.950%	3/15/14	450	430
Nextel Communications	7.375%	8/1/15	825	839
Omnicom Group Inc.	5.900%	4/15/16	50	50
Pacific Bell	7.125%	3/15/26	200	211
Qwest Communications
International Inc.	8.875%	3/15/12	425	464
Qwest Communications
International Inc.	7.875%	9/1/11	450	474
Qwest Communications
International Inc.	7.500%	10/1/14	275	286
4 Qwest Communications
International Inc.	6.500%	6/1/17	275	270
R.R. Donnelley & Sons Co.	3.750%	4/1/09	225	220
R.R. Donnelley & Sons Co.	4.950%	5/15/10	300	298
R.R. Donnelley & Sons Co.	5.625%	1/15/12	150	151
R.R. Donnelley & Sons Co.	4.950%	4/1/14	100	94
R.R. Donnelley & Sons Co.	5.500%	5/15/15	150	145
Reed Elsevier Capital	4.625%	6/15/12	100	96
Rogers Wireless Inc.	6.375%	3/1/14	350	353
Sprint Capital Corp.	6.125%	11/15/08	25	25
Sprint Capital Corp.	7.625%	1/30/11	2,300	2,439
Sprint Capital Corp.	8.375%	3/15/12	250	275
Sprint Capital Corp.	6.875%	11/15/28	100	97
Sprint Capital Corp.	8.750%	3/15/32	1,525	1,750
Sprint Nextel Corp.	6.000%	12/1/16	300	288
Telecom Italia Capital	4.000%	11/15/08	475	468
Telecom Italia Capital	4.000%	1/15/10	500	488
Telecom Italia Capital	4.875%	10/1/10	400	396
Telecom Italia Capital	6.200%	7/18/11	550	564
Telecom Italia Capital	5.250%	11/15/13	325	317
Telecom Italia Capital	5.250%	10/1/15	650	617
Telecom Italia Capital	6.375%	11/15/33	205	193
Telecom Italia Capital	7.200%	7/18/36	475	502
Telefonica Emisiones SAU	5.984%	6/20/11	700	715
Telefonica Emisiones SAU	6.421%	6/20/16	1,250	1,286
Telefonica Emisiones SAU	6.221%	7/3/17	150	153
Telefonica Emisiones SAU	7.045%	6/20/36	650	697
Telefonica Europe BV	7.750%	9/15/10	675	722
Telefonica Europe BV	8.250%	9/15/30	750	886
Telefonos de Mexico SA	4.500%	11/19/08	200	198
Telefonos de Mexico SA	4.750%	1/27/10	550	543
Telefonos de Mexico SA	5.500%	1/27/15	850	828
Telus Corp.	8.000%	6/1/11	1,075	1,162
Thomson Corp.	5.500%	8/15/35	50	45
4 Time Warner Cable Inc.	6.550%	5/1/37	350	343
Time Warner Entertainment	10.150%	5/1/12	200	235
Time Warner Entertainment	8.375%	3/15/23	800	934
Time Warner Entertainment	8.375%	7/15/33	100	117
4 Time Warner, Inc.	5.400%	7/2/12	400	396
4 Time Warner, Inc.	5.850%	5/1/17	1,650	1,606
US Cellular	6.700%	12/15/33	350	320
US West Communications Group	7.500%	6/15/23	350	346
US West Communications Group	6.875%	9/15/33	375	349
Verizon Communications Corp.	5.350%	2/15/11	50	50
Verizon Communications Corp.	5.550%	2/15/16	500	494
Verizon Global Funding Corp.	7.250%	12/1/10	700	744
Verizon Global Funding Corp.	6.875%	6/15/12	2,975	3,172
Verizon Global Funding Corp.	7.375%	9/1/12	1,025	1,116
Verizon Global Funding Corp.	5.850%	9/15/35	500	476
Verizon Maryland, Inc.	6.125%	3/1/12	500	517
Verizon New England, Inc.	6.500%	9/15/11	300	311
Verizon New Jersey, Inc.	5.875%	1/17/12	1,025	1,042
Verizon New York, Inc.	6.875%	4/1/12	300	315
Verizon Virginia, Inc.	4.625%	3/15/13	450	428
Vodafone AirTouch PLC	7.750%	2/15/10	550	581
Vodafone AirTouch PLC	7.875%	2/15/30	425	490
Vodafone Group PLC	5.350%	2/27/12	200	200
Vodafone Group PLC	5.000%	12/16/13	300	289
Vodafone Group PLC	5.375%	1/30/15	900	876
Vodafone Group PLC	5.750%	3/15/16	300	295
Vodafone Group PLC	5.625%	2/27/17	550	535
Vodafone Group PLC	4.625%	7/15/18	125	111
Vodafone Group PLC	6.250%	11/30/32	350	341
Vodafone Group PLC	6.150%	2/27/37	75	72
WPP Finance USA Corp.	5.875%	6/15/14	425	432
Consumer Cyclical (0.6%)
Brinker International	5.750%	6/1/14	200	192
CVS Caremark Corp.	4.000%	9/15/09	100	98
CVS Caremark Corp.	5.750%	8/15/11	75	76
2 CVS Caremark Corp.	6.302%	6/1/12	425	412
CVS Corp.	4.875%	9/15/14	275	260
CVS Corp.	6.125%	8/15/16	175	175
CVS Corp.	6.250%	6/1/27	725	705
Centex Corp.	5.125%	10/1/13	750	650
Centex Corp.	6.500%	5/1/16	200	181
Costco Wholesale Corp.	5.300%	3/15/12	75	76
Costco Wholesale Corp.	5.500%	3/15/17	625	611
D.R. Horton, Inc.	4.875%	1/15/10	250	233
D.R. Horton, Inc.	6.000%	4/15/11	575	531
D.R. Horton, Inc.	5.375%	6/15/12	150	130
D.R. Horton, Inc.	5.250%	2/15/15	680	552
D.R. Horton, Inc.	6.500%	4/15/16	450	392
DaimlerChrysler
North America Holding Corp.	7.200%	9/1/09	300	311
DaimlerChrysler
North America Holding Corp.	4.875%	6/15/10	850	840
DaimlerChrysler
North America Holding Corp.	8.000%	6/15/10	1,300	1,382
DaimlerChrysler
North America Holding Corp.	5.875%	3/15/11	2,375	2,407
DaimlerChrysler
North America Holding Corp.	5.750%	9/8/11	1,125	1,135
DaimlerChrysler
North America Holding Corp.	7.300%	1/15/12	1,175	1,253
DaimlerChrysler
North America Holding Corp.	6.500%	11/15/13	500	519
DaimlerChrysler
North America Holding Corp.	8.500%	1/18/31	150	185
Federated
Department Stores, Inc.	6.300%	4/1/09	500	506
Federated Retail Holding	5.350%	3/15/12	425	417
Federated Retail Holding	6.375%	3/15/37	225	208
Home Depot Inc.	3.750%	9/15/09	650	630
Home Depot Inc.	4.625%	8/15/10	650	634
Home Depot Inc.	5.250%	12/16/13	375	359
Home Depot Inc.	5.400%	3/1/16	475	445
Home Depot Inc.	5.875%	12/16/36	825	702
ITT Corp.	7.375%	11/15/15	875	905
J.C. Penney Co., Inc.	8.000%	3/1/10	600	637
J.C. Penney Co., Inc.	7.950%	4/1/17	500	544
J.C. Penney Co., Inc.	7.400%	4/1/37	300	319
Johnson Controls, Inc.	5.250%	1/15/11	300	300
Johnson Controls, Inc.	6.000%	1/15/36	75	72
Kohl's Corp.	6.250%	12/15/17	200	200
Kohl's Corp.	6.000%	1/15/33	225	204
Kohl's Corp.	6.875%	12/15/37	100	100
Lennar Corp.	5.125%	10/1/10	100	92
Lennar Corp.	5.950%	10/17/11	875	803
Lennar Corp.	5.600%	5/31/15	775	657
Lowe's Cos., Inc.	5.000%	10/15/15	550	518
Lowe's Cos., Inc.	5.400%	10/15/16	1,000	966
Lowe's Cos., Inc.	6.100%	9/15/17	200	202
Lowe's Cos., Inc.	6.875%	2/15/28	367	382
Lowe's Cos., Inc.	5.800%	10/15/36	375	342
Lowe's Cos., Inc.	6.650%	9/15/37	100	102
Macy's Retail Holdings Inc.	6.790%	7/15/27	300	271
Macy's Retail Holdings Inc.	7.000%	2/15/28	200	187
Marriott International	4.625%	6/15/12	400	385
Marriott International	6.200%	6/15/16	150	150
Marriott International	6.375%	6/15/17	50	50
May Department Stores Co.	5.750%	7/15/14	675	652
May Department Stores Co.	6.650%	7/15/24	375	350
May Department Stores Co.	6.700%	7/15/34	225	204
McDonald's Corp.	5.300%	3/15/17	400	388
Nordstrom, Inc.	6.950%	3/15/28	200	209
Pulte Homes, Inc.	4.875%	7/15/09	500	465
Pulte Homes, Inc.	6.250%	2/15/13	300	266
Pulte Homes, Inc.	5.200%	2/15/15	100	82
Starwood Hotel Resorts	7.875%	5/1/12	400	427
Starwood Hotel Resorts	6.250%	2/15/13	225	224
Target Corp.	6.350%	1/15/11	650	673
Target Corp.	4.000%	6/15/13	1,200	1,111
Target Corp.	5.875%	7/15/16	475	477
Target Corp.	7.000%	7/15/31	175	189
Target Corp.	6.350%	11/1/32	450	448
The Walt Disney Co.	5.700%	7/15/11	1,150	1,171
The Walt Disney Co.	6.375%	3/1/12	150	157
The Walt Disney Co.	5.625%	9/15/16	50	50
The Walt Disney Co.	6.000%	7/17/17	575	590
The Walt Disney Co.	7.000%	3/1/32	400	450
Time Warner, Inc.	6.750%	4/15/11	675	701
Time Warner, Inc.	5.500%	11/15/11	725	723
Time Warner, Inc.	6.875%	5/1/12	875	918
Time Warner, Inc.	5.875%	11/15/16	350	342
Time Warner, Inc.	9.150%	2/1/23	1,475	1,797
Time Warner, Inc.	6.625%	5/15/29	200	198
Time Warner, Inc.	7.625%	4/15/31	1,135	1,237
Time Warner, Inc.	7.700%	5/1/32	290	321
Time Warner, Inc.	6.500%	11/15/36	750	727
Toll Brothers, Inc.	5.150%	5/15/15	400	347
Toyota Motor Credit Corp.	4.250%	3/15/10	1,875	1,860
Toyota Motor Credit Corp.	4.350%	12/15/10	325	326
Toyota Motor Credit Corp.	5.450%	5/18/11	600	613
Viacom Inc.	6.250%	4/30/16	275	276
Viacom Inc.	6.875%	4/30/36	750	749
Wal-Mart Stores, Inc.	3.375%	10/1/08	1,075	1,059
Wal-Mart Stores, Inc.	6.875%	8/10/09	600	622
Wal-Mart Stores, Inc.	4.125%	7/1/10	900	885
Wal-Mart Stores, Inc.	4.125%	2/15/11	325	316
Wal-Mart Stores, Inc.	4.550%	5/1/13	2,450	2,380
Wal-Mart Stores, Inc.	7.250%	6/1/13	150	161
Wal-Mart Stores, Inc.	4.500%	7/1/15	450	418
Wal-Mart Stores, Inc.	5.375%	4/5/17	400	393
Wal-Mart Stores, Inc.	5.875%	4/5/27	950	926
Wal-Mart Stores, Inc.	7.550%	2/15/30	900	1,041
Wal-Mart Stores, Inc.	5.250%	9/1/35	175	153
Western Union Co.	5.400%	11/17/11	600	598
Western Union Co.	5.930%	10/1/16	400	393
Western Union Co.	6.200%	11/17/36	325	313
Yum! Brands, Inc.	8.875%	4/15/11	350	386
Yum! Brands, Inc.	7.700%	7/1/12	250	271
Yum! Brands, Inc.	6.250%	4/15/16	225	225
Consumer Noncyclical (0.7%)
Abbott Laboratories	3.500%	2/17/09	1,175	1,153
Abbott Laboratories	5.875%	5/15/16	1,050	1,068
Allergan Inc.	5.750%	4/1/16	125	125
Altria Group, Inc.	5.625%	11/4/08	500	502
AmerisourceBergen Corp.	5.875%	9/15/15	675	663
Amgen Inc.	4.000%	11/18/09	750	736
Amgen Inc.	4.850%	11/18/14	500	471
4 Amgen Inc.	5.850%	6/1/17	375	370
4 Amgen Inc.	6.375%	6/1/37	400	389
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	257
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	900	973
Anheuser-Busch Cos., Inc.	6.450%	9/1/37	250	260
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	343
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	1,036
AstraZeneca PLC	5.400%	9/15/12	1,250	1,263
AstraZeneca PLC	5.400%	6/1/14	350	348
AstraZeneca PLC	5.900%	9/15/17	1,300	1,326
AstraZeneca PLC	6.450%	9/15/37	1,625	1,691
Baxter Finco, BV	4.750%	10/15/10	500	498
Baxter International, Inc.	4.625%	3/15/15	250	233
Baxter International, Inc.	5.900%	9/1/16	150	151
Bottling Group LLC	4.625%	11/15/12	1,600	1,569
Bottling Group LLC	5.000%	11/15/13	100	97
Bottling Group LLC	5.500%	4/1/16	775	771
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	694
Bunge Ltd. Finance Corp.	4.375%	12/15/08	300	297
C.R. Bard, Inc.	6.700%	12/1/26	450	453
Campbell Soup Co.	6.750%	2/15/11	1,000	1,045
4 Cardinal Health, Inc.	5.650%	6/15/12	300	301
Cardinal Health, Inc.	4.000%	6/15/15	100	89
4 Cardinal Health, Inc.	6.000%	6/15/17	100	100
Cardinal Health, Inc.	5.850%	12/15/17	150	149
Cia. Brasil
de Bebidas AmBev	10.500%	12/15/11	280	330
Cia. Brasil
de Bebidas AmBev	8.750%	9/15/13	650	745
Clorox Co.	4.200%	1/15/10	125	122
Clorox Co.	5.000%	1/15/15	275	262
Coca-Cola
Enterprises Inc.	6.125%	8/15/11	300	310
Coca-Cola
Enterprises Inc.	8.500%	2/1/22	125	155
Coca-Cola
Enterprises Inc.	8.000%	9/15/22	250	298
Coca-Cola
Enterprises Inc.	6.950%	11/15/26	750	818
ConAgra Foods, Inc.	7.875%	9/15/10	866	927
ConAgra Foods, Inc.	7.125%	10/1/26	50	53
ConAgra Foods, Inc.	7.000%	10/1/28	100	105
Diageo Finance BV	5.300%	10/28/15	625	606
Eli Lilly & Co.	6.000%	3/15/12	250	260
Eli Lilly & Co.	5.200%	3/15/17	425	413
Eli Lilly & Co.	5.500%	3/15/27	625	591
Fortune Brands Inc.	5.375%	1/15/16	25	24
Fortune Brands Inc.	5.875%	1/15/36	250	226
Genentech Inc.	4.400%	7/15/10	50	49
Genentech Inc.	4.750%	7/15/15	150	142
Genentech Inc.	5.250%	7/15/35	325	293
General Mills, Inc.	6.000%	2/15/12	592	605
General Mills, Inc.	5.650%	9/10/12	250	252
General Mills, Inc.	5.700%	2/15/17	700	691
GlaxoSmithKline
Capital Inc.	4.375%	4/15/14	1,200	1,126
GlaxoSmithKline
Capital Inc.	5.375%	4/15/34	300	272
Grand Metropolitan
Investment Corp.	9.000%	8/15/11	1,000	1,126
H.J. Heinz Co.	6.625%	7/15/11	850	885
Hasbro Inc.	6.300%	9/15/17	550	549
Hershey Foods Corp.	5.300%	9/1/11	250	250
Hershey Foods Corp.	5.450%	9/1/16	150	146
Hospira, Inc.	4.950%	6/15/09	100	99
Hospira, Inc.	5.900%	6/15/14	200	198
Johnson & Johnson	5.150%	8/15/12	400	407
Johnson & Johnson	3.800%	5/15/13	425	399
Johnson & Johnson	6.950%	9/1/29	100	114
Johnson & Johnson	4.950%	5/15/33	550	485
Johnson & Johnson	5.950%	8/15/37	575	586
Kellogg Co.	6.600%	4/1/11	1,530	1,589
Kimberly-Clark Corp.	5.625%	2/15/12	250	255
Kimberly-Clark Corp.	4.875%	8/15/15	650	622
Kimberly-Clark Corp.	6.125%	8/1/17	300	310
Kraft Foods, Inc.	4.125%	11/12/09	1,025	1,007
Kraft Foods, Inc.	5.625%	11/1/11	400	403
Kraft Foods, Inc.	6.250%	6/1/12	275	284
Kraft Foods, Inc.	5.250%	10/1/13	200	198
Kraft Foods, Inc.	6.500%	8/11/17	525	544
Kraft Foods, Inc.	6.500%	11/1/31	875	857
Kraft Foods, Inc.	7.000%	8/11/37	325	340
Kroger Co.	6.800%	4/1/11	1,325	1,386
Kroger Co.	6.750%	4/15/12	550	579
Kroger Co.	6.200%	6/15/12	1,000	1,030
Kroger Co.	4.950%	1/15/15	500	469
Kroger Co.	7.500%	4/1/31	100	110
Laboratory
Corp. of America	5.625%	12/15/15	325	313
McKesson Corp.	7.750%	2/1/12	350	378
Mckesson Corp.	5.250%	3/1/13	600	593
Medtronic Inc.	4.375%	9/15/10	300	294
Medtronic Inc.	4.750%	9/15/15	550	518
Merck & Co.	4.750%	3/1/15	275	263
Merck & Co.	6.400%	3/1/28	225	229
Merck & Co.	5.950%	12/1/28	250	243
Molson Coors
Capital Finance	4.850%	9/22/10	200	199
Newell Rubbermaid, Inc.	4.000%	5/1/10	500	482
PepsiAmericas Inc.	5.750%	7/31/12	225	230
PepsiAmericas Inc.	5.000%	5/15/17	450	424
Pepsico, Inc.	5.150%	5/15/12	275	279
Pfizer, Inc.	4.500%	2/15/14	300	287
Philip Morris Cos., Inc.	7.750%	1/15/27	675	830
Procter & Gamble Co.	6.875%	9/15/09	200	208
Procter & Gamble Co.	4.950%	8/15/14	100	98
Procter & Gamble Co.	6.450%	1/15/26	350	372
Procter & Gamble Co.	5.800%	8/15/34	625	619
Procter & Gamble Co.	5.550%	3/5/37	825	788
2 Procter & Gamble Co. ESOP	9.360%	1/1/21	1,094	1,360
Quest Diagnostic, Inc.	5.450%	11/1/15	750	719
Quest Diagnostic, Inc.	6.950%	7/1/37	225	233
Reynolds American Inc.	6.500%	7/15/10	200	207
Reynolds American Inc.	7.250%	6/1/12	200	212
Reynolds American Inc.	7.250%	6/1/13	400	423
Reynolds American Inc.	6.750%	6/15/17	600	615
Reynolds American Inc.	7.250%	6/15/37	375	392
Safeway, Inc.	4.950%	8/16/10	350	349
Safeway, Inc.	6.500%	3/1/11	1,000	1,031
Schering-Plough Corp.	5.550%	12/1/13	975	968
Schering-Plough Corp.	6.000%	9/15/17	500	502
Schering-Plough Corp.	6.550%	9/15/37	50	51
Sysco Corp.	5.375%	9/21/35	500	444
Teva Pharmaceutical
Finance LLC	6.150%	2/1/36	900	853
Unilever Capital Corp.	7.125%	11/1/10	950	1,008
Unilever Capital Corp.	5.900%	11/15/32	650	637
Wm. Wrigley Jr. Co.	4.300%	7/15/10	600	588
Wm. Wrigley Jr. Co.	4.650%	7/15/15	300	285
Wyeth	5.500%	3/15/13	350	356
Wyeth	6.950%	3/15/11	500	527
Wyeth	5.500%	2/1/14	700	696
Wyeth	5.450%	4/1/17	200	195
Wyeth	6.450%	2/1/24	400	406
Wyeth	6.500%	2/1/34	200	205
Wyeth	6.000%	2/15/36	1,125	1,082
Wyeth	5.950%	4/1/37	1,350	1,301
Energy (0.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	816
Amerada Hess Corp.	6.650%	8/15/11	425	444
Amerada Hess Corp.	7.875%	10/1/29	150	172
Amerada Hess Corp.	7.300%	8/15/31	500	549
Anadarko Finance Co.	6.750%	5/1/11	875	909
Anadarko Petroleum Corp.	5.950%	9/15/16	550	545
Anadarko Petroleum Corp.	6.450%	9/15/36	1,375	1,366
Apache Corp.	5.625%	1/15/17	75	74
Apache Corp.	6.000%	1/15/37	575	563
Apache Finance Canada	7.750%	12/15/29	225	265
Baker Hughes, Inc.	6.875%	1/15/29	400	432
Burlington Resources, Inc.	6.680%	2/15/11	375	394
Burlington Resources, Inc.	6.500%	12/1/11	300	313
Burlington Resources, Inc.	7.400%	12/1/31	600	692
Canadian Natural Resources	5.450%	10/1/12	800	801
Canadian Natural Resources	4.900%	12/1/14	525	499
Canadian Natural Resources	6.000%	8/15/16	500	497
Canadian Natural Resources	5.700%	5/15/17	275	268
Canadian Natural Resources	7.200%	1/15/32	500	530
Canadian Natural Resources	6.450%	6/30/33	400	398
Canadian Natural Resources	6.500%	2/15/37	425	421
ConocoPhillips Canada	5.300%	4/15/12	700	703
ConocoPhillips Canada	5.625%	10/15/16	1,550	1,550
ConocoPhillips Canada	5.950%	10/15/36	250	243
Devon Financing Corp.	6.875%	9/30/11	925	976
Devon Financing Corp.	7.875%	9/30/31	275	324
Diamond Offshore Drilling	4.875%	7/1/15	100	93
EOG Resources Inc.	5.875%	9/15/17	750	752
Encana Corp.	4.600%	8/15/09	425	423
Encana Corp.	4.750%	10/15/13	25	24
Encana
Holdings Finance Corp.	5.800%	5/1/14	50	50
Halliburton Co.	5.500%	10/15/10	250	253
Husky Energy Inc.	6.250%	6/15/12	350	359
Kerr McGee Corp.	6.875%	9/15/11	650	680
Kerr McGee Corp.	6.950%	7/1/24	1,000	1,013
Kerr McGee Corp.	7.875%	9/15/31	150	170
Marathon Oil Corp.	6.125%	3/15/12	1,025	1,056
Marathon Oil Corp.	6.800%	3/15/32	750	791
Nexen, Inc.	5.050%	11/20/13	400	389
Nexen, Inc.	5.650%	5/15/17	175	169
Nexen, Inc.	7.875%	3/15/32	100	117
Nexen, Inc.	6.400%	5/15/37	1,125	1,093
Norsk Hydro	6.360%	1/15/09	500	510
Norsk Hydro	7.250%	9/23/27	800	914
Norsk Hydro	7.150%	1/15/29	250	283
Occidental Petroleum	6.750%	1/15/12	625	662
PanCanadian Energy Corp.	7.200%	11/1/31	625	683
Petro-Canada	4.000%	7/15/13	800	737
Petro-Canada	7.875%	6/15/26	100	115
Petro-Canada	5.350%	7/15/33	450	389
Petro-Canada	5.950%	5/15/35	500	472
Petro-Canada
Financial Partnership	5.000%	11/15/14	25	24
Phillips Petroleum Co.	8.750%	5/25/10	1,325	1,450
Questar Market Resources	6.050%	9/1/16	350	351
Shell International Finance	5.625%	6/27/11	50	51
Shell International Finance	4.950%	3/22/12	375	375
Shell International Finance	5.200%	3/22/17	300	293
Suncor Energy, Inc.	6.500%	6/15/38	750	766
Sunoco, Inc.	4.875%	10/15/14	175	165
Sunoco, Inc.	5.750%	1/15/17	200	196
Talisman Energy, Inc.	5.125%	5/15/15	100	96
Talisman Energy, Inc.	5.850%	2/1/37	650	588
Tosco Corp.	8.125%	2/15/30	1,150	1,392
Transocean
Sedco Forex, Inc.	7.500%	4/15/31	300	333
Valero Energy Corp.	6.875%	4/15/12	1,400	1,482
Valero Energy Corp.	7.500%	4/15/32	750	827
Valero Energy Corp.	6.625%	6/15/37	200	203
4 Weatherford
International Inc.	6.350%	6/15/17	300	305
Weatherford
International Inc.	6.500%	8/1/36	1,100	1,084
4 Weatherford
International Inc.	6.800%	6/15/37	150	157
XTO Energy, Inc.	5.900%	8/1/12	425	433
XTO Energy, Inc.	6.250%	4/15/13	250	260
XTO Energy, Inc.	4.900%	2/1/14	200	190
XTO Energy, Inc.	5.000%	1/31/15	200	190
XTO Energy, Inc.	5.300%	6/30/15	150	144
XTO Energy, Inc.	6.250%	8/1/17	750	760
XTO Energy, Inc.	6.750%	8/1/37	275	285
Technology (0.1%)
Cisco Systems Inc.	5.250%	2/22/11	2,250	2,270
Cisco Systems Inc.	5.500%	2/22/16	900	894
Electronic Data Systems	6.500%	8/1/13	225	226
Electronic Data Systems	7.125%	10/15/09	175	178
Equifax Inc.	6.300%	7/1/17	125	126
Equifax Inc.	7.000%	7/1/37	150	150
Harris Corp.	5.000%	10/1/15	425	396
Hewlett-Packard Co.	5.250%	3/1/12	450	453
Hewlett-Packard Co.	5.400%	3/1/17	225	222
International
Business Machines Corp.	5.375%	2/1/09	325	327
International
Business Machines Corp.	4.950%	3/22/11	150	150
International
Business Machines Corp.	4.750%	11/29/12	475	468
International
Business Machines Corp.	7.500%	6/15/13	550	610
International
Business Machines Corp.	5.700%	9/14/17	675	680
International
Business Machines Corp.	7.125%	12/1/96	950	1,041
Intuit Inc.	5.400%	3/15/12	200	198
Intuit Inc.	5.750%	3/15/17	250	239
Motorola, Inc.	7.625%	11/15/10	130	138
Motorola, Inc.	8.000%	11/1/11	25	27
Motorola, Inc.	7.500%	5/15/25	75	78
Motorola, Inc.	6.500%	11/15/28	200	190
National Semiconductor	6.600%	6/15/17	700	714
Oracle Corp.	5.000%	1/15/11	450	450
Oracle Corp.	5.250%	1/15/16	900	879
Pitney Bowes, Inc.	4.625%	10/1/12	500	491
Pitney Bowes, Inc.	4.875%	8/15/14	25	24
Pitney Bowes, Inc.	5.000%	3/15/15	75	71
Pitney Bowes, Inc.	4.750%	1/15/16	1,225	1,138
Science Applications
International Corp.	6.250%	7/1/12	100	103
Science Applications
International Corp.	5.500%	7/1/33	100	83
Xerox Corp.	9.750%	1/15/09	250	263
Xerox Corp.	7.125%	6/15/10	375	391
Xerox Corp.	6.875%	8/15/11	200	207
Xerox Corp.	5.500%	5/15/12	150	149
Xerox Corp.	7.625%	6/15/13	225	234
Xerox Corp.	6.400%	3/15/16	375	380
Xerox Corp.	6.750%	2/1/17	350	367
Transportation (0.2%)
2 American Airlines, Inc.	6.855%	4/15/09	214	212
American Airlines, Inc.	7.024%	10/15/09	1,000	1,014
American Airlines, Inc.	7.858%	10/1/11	100	105
Burlington
Northern Santa Fe Corp.	7.125%	12/15/10	1,250	1,325
Burlington
Northern Santa Fe Corp.	5.900%	7/1/12	350	357
Burlington
Northern Santa Fe Corp.	5.650%	5/1/17	75	73
Burlington
Northern Santa Fe Corp.	7.000%	12/15/25	200	211
Burlington
Northern Santa Fe Corp.	6.200%	8/15/36	250	243
Burlington
Northern Santa Fe Corp.	6.150%	5/1/37	500	486
CNF, Inc.	6.700%	5/1/34	350	322
CSX Corp.	6.750%	3/15/11	400	416
CSX Corp.	6.300%	3/15/12	400	409
CSX Corp.	5.600%	5/1/17	25	24
Canadian
National Railway Co.	4.250%	8/1/09	300	297
Canadian
National Railway Co.	6.800%	7/15/18	775	838
Canadian
National Railway Co.	6.250%	8/1/34	350	345
Canadian
National Railway Co.	6.200%	6/1/36	350	352
Canadian Pacific Rail	6.250%	10/15/11	350	360
Canadian Pacific Rail	7.125%	10/15/31	450	467
Canadian Pacific Rail	5.950%	5/15/37	250	230
2 Continental Airlines, Inc.	6.648%	9/15/17	1,207	1,207
FedEx Corp.	3.500%	4/1/09	400	391
FedEx Corp.	5.500%	8/15/09	200	202
Norfolk Southern Corp.	6.200%	4/15/09	1,250	1,269
Norfolk Southern Corp.	6.750%	2/15/11	500	524
Norfolk Southern Corp.	7.700%	5/15/17	400	449
Norfolk Southern Corp.	9.750%	6/15/20	116	151
Norfolk Southern Corp.	5.590%	5/17/25	72	66
Norfolk Southern Corp.	7.800%	5/15/27	525	603
Norfolk Southern Corp.	7.250%	2/15/31	78	86
Norfolk Southern Corp.	7.050%	5/1/37	200	215
Norfolk Southern Corp.	7.900%	5/15/97	100	119
Ryder System Inc.	5.950%	5/2/11	350	355
Ryder System Inc.	5.850%	3/1/14	250	253
Ryder System Inc.	5.850%	11/1/16	75	74
Southwest Airlines Co.	6.500%	3/1/12	650	671
Southwest Airlines Co.	5.750%	12/15/16	200	194
Southwest Airlines Co.	5.125%	3/1/17	400	368
2 Southwest Airlines Co.	6.150%	8/1/22	150	150
Union Pacific Corp.	7.250%	11/1/08	300	308
Union Pacific Corp.	6.125%	1/15/12	25	25
Union Pacific Corp.	6.500%	4/15/12	75	78
Union Pacific Corp.	5.450%	1/31/13	650	645
Union Pacific Corp.	7.125%	2/1/28	500	541
Union Pacific Corp.	6.625%	2/1/29	200	203
2 United Air Lines Inc.	6.636%	7/2/22	200	196
Industrial Other (0.0%)
Black & Decker Corp.	5.750%	11/15/16	75	72
Cooper Industries, Inc.	5.250%	11/15/12	425	423
Dover Corp.	4.875%	10/15/15	225	213
Rockwell
International Corp.	6.700%	1/15/28	200	218

				348,763

Utilities (0.7%)
Electric (0.5%)
AEP Texas Central Co.	6.650%	2/15/33	400	398
Alabama Power Co.	5.500%	10/15/17	550	542
American Electric
Power Co., Inc.	5.375%	3/15/10	325	326
American Electric
Power Co., Inc.	5.250%	6/1/15	500	481
Arizona Public Service Co.	5.800%	6/30/14	50	50
Arizona Public Service Co.	4.650%	5/15/15	275	253
Baltimore
Gas & Electric Co.	5.900%	10/1/16	375	374
Bruce Mansfield Unit	6.850%	6/1/34	900	915
Carolina Power & Light Co.	6.500%	7/15/12	350	367
Carolina Power & Light Co.	5.125%	9/15/13	325	318
CenterPoint Energy Houston	5.700%	3/15/13	1,425	1,450
Cincinnati Gas & Electric Co.	5.700%	9/15/12	675	684
Cleveland Electric
Illumination Co.	7.880%	11/1/17	200	227
Columbus Southern Power	5.850%	10/1/35	400	378
Commonwealth Edison Co.	5.950%	8/15/16	350	349
Commonwealth Edison Co.	6.150%	9/15/17	300	304
Connecticut Light & Power Co.	6.350%	6/1/36	750	733
Consolidated
Edison Co. of New York	5.375%	12/15/15	125	123
Consolidated
Edison Co. of New York	5.500%	9/15/16	350	346
Consolidated
Edison Co. of New York	5.300%	3/1/35	300	260
Consolidated
Edison Co. of New York	6.200%	6/15/36	400	400
Consolidated
Edison Co. of New York	6.300%	8/15/37	550	554
Constellation
Energy Group, Inc.	7.000%	4/1/12	100	106
Constellation
Energy Group, Inc.	4.550%	6/15/15	725	658
Constellation
Energy Group, Inc.	7.600%	4/1/32	100	110
Consumers Energy Co.	5.000%	2/15/12	725	715
Consumers Energy Co.	5.375%	4/15/13	175	174
Consumers Energy Co.	5.500%	8/15/16	425	416
DTE Energy Co.	7.050%	6/1/11	250	264
Detroit Edison Co.	5.700%	10/1/37	125	118
2 Dominion Resources, Inc.	6.300%	9/30/11	50	50
Dominion Resources, Inc.	5.150%	7/15/15	700	666
Dominion Resources, Inc.	5.250%	8/1/33	200	192
Duke Energy Carolinas	6.100%	6/1/37	1,000	978
Duke Energy Corp.	6.250%	1/15/12	300	310
Duke Energy Corp.	5.625%	11/30/12	250	253
El Paso Electric Co.	6.000%	5/15/35	175	164
Energy East Corp.	6.750%	6/15/12	500	525
Energy East Corp.	6.750%	7/15/36	400	413
Exelon Corp.	4.900%	6/15/15	500	463
FPL Group Capital, Inc.	5.625%	9/1/11	225	227
2 FPL Group Capital, Inc.	6.350%	10/1/16	225	214
2 FPL Group Capital, Inc.	6.650%	6/15/17	275	264
FirstEnergy Corp.	6.450%	11/15/11	750	778
FirstEnergy Corp.	7.375%	11/15/31	850	933
Florida Power & Light Co.	4.850%	2/1/13	250	246
Florida Power & Light Co.	5.950%	10/1/33	100	98
Florida Power & Light Co.	5.625%	4/1/34	225	210
Florida Power & Light Co.	4.950%	6/1/35	200	169
Florida Power & Light Co.	5.400%	9/1/35	575	520
Florida Power & Light Co.	6.200%	6/1/36	50	51
Florida Power & Light Co.	5.850%	5/1/37	200	193
Florida Power Corp.	4.500%	6/1/10	700	694
Florida Power Corp.	4.800%	3/1/13	50	48
Jersey Central
Power & Light	5.625%	5/1/16	350	340
4 Jersey Central
Power & Light	5.650%	6/1/17	350	340
Kansas City Power & Light	6.050%	11/15/35	200	190
MidAmerican Energy Co.	5.650%	7/15/12	75	77
MidAmerican Energy Co.	5.950%	7/15/17	150	153
MidAmerican Energy Co.	6.750%	12/30/31	1,050	1,111
MidAmerican
Energy Holdings Co.	5.875%	10/1/12	750	761
MidAmerican
Energy Holdings Co.	5.000%	2/15/14	300	289
MidAmerican
Energy Holdings Co.	6.125%	4/1/36	1,725	1,678
4 MidAmerican
Energy Holdings Co.	6.500%	9/15/37	75	75
NStar Electric Co.	4.875%	10/15/12	75	74
NStar Electric Co.	4.875%	4/15/14	225	216
National Rural Utilities
Cooperative Finance Corp.	4.375%	10/1/10	150	147
National Rural Utilities
Cooperative Finance Corp.	4.750%	3/1/14	700	668
National Rural Utilities
Cooperative Finance Corp.	5.450%	4/10/17	600	581
National Rural Utilities
Cooperative Finance Corp.	8.000%	3/1/32	600	714
NiSource Finance Corp.	7.875%	11/15/10	750	805
Northern States Power Co.	6.250%	6/1/36	950	990
Northern States Power Co.	6.200%	7/1/37	50	52
Ohio Edison	6.400%	7/15/16	550	560
Ohio Power Co.	6.000%	6/1/16	150	149
Oncor Electric Delivery Co.	6.375%	1/15/15	175	175
Oncor Electric Delivery Co.	7.250%	1/15/33	600	622
PPL Electric Utilities Corp.	6.250%	8/15/09	800	820
PPL Energy Supply LLC	6.400%	11/1/11	250	258
PPL Energy Supply LLC	6.200%	5/15/16	150	150
PSE&G Power LLC	7.750%	4/15/11	250	269
PSE&G Power LLC	6.950%	6/1/12	1,500	1,577
PSE&G Power LLC	5.500%	12/1/15	750	729
PSI Energy Inc.	5.000%	9/15/13	250	240
PacifiCorp	6.900%	11/15/11	500	528
PacifiCorp	5.250%	6/15/35	475	413
Pacific Gas & Electric Co.	3.600%	3/1/09	850	832
Pacific Gas & Electric Co.	4.800%	3/1/14	150	141
Pacific Gas & Electric Co.	6.050%	3/1/34	1,525	1,493
Pacific Gas & Electric Co.	5.800%	3/1/37	525	497
4 Pennsylvania Electric Co.	6.050%	9/1/17	75	75
Pepco Holdings, Inc.	6.450%	8/15/12	175	181
Progress Energy, Inc.	7.100%	3/1/11	446	468
Progress Energy, Inc.	7.750%	3/1/31	625	722
Progress Energy, Inc.	7.000%	10/30/31	550	584
Public
Service Co. of Colorado	4.375%	10/1/08	50	50
Public
Service Co. of Colorado	6.250%	9/1/37	50	51
Public
Service Electric & Gas	5.800%	5/1/37	225	210
Puget Sound Energy Inc.	5.483%	6/1/35	100	89
Puget Sound Energy Inc.	6.274%	3/15/37	500	494
SCANA Corp.	6.875%	5/15/11	625	655
South Carolina
Electric & Gas Co.	6.625%	2/1/32	450	478
Southern
California Edison Co.	4.650%	4/1/15	300	284
Southern
California Edison Co.	5.000%	1/15/16	400	380
Southern
California Edison Co.	6.650%	4/1/29	225	237
Southern
California Edison Co.	6.000%	1/15/34	675	664
Southern
California Edison Co.	5.750%	4/1/35	275	262
Southern Power Co.	6.250%	7/15/12	425	438
Southern Power Co.	4.875%	7/15/15	400	375
Tampa Electric Co.	6.550%	5/15/36	375	388
Union Electric Co.	5.400%	2/1/16	350	340
Virginia
Electric & Power Co.	5.400%	1/15/16	700	682
Virginia
Electric & Power Co.	6.000%	1/15/36	525	508
Virginia
Electric & Power Co.	6.000%	5/15/37	700	677
Wisconsin
Electric Power Co.	5.625%	5/15/33	200	186
2 Wisconsin Energy Corp.	6.250%	5/15/17	175	163
4 Xcel Energy, Inc.	5.613%	4/1/17	631	614
Xcel Energy, Inc.	6.500%	7/1/36	225	220
Natural Gas (0.2%)
AGL Capital Corp.	7.125%	1/14/11	300	319
Atmos Energy Corp.	4.000%	10/15/09	500	490
Atmos Energy Corp.	4.950%	10/15/14	1,000	940
Boardwalk Pipelines LLC	5.500%	2/1/17	200	192
CenterPoint Energy Resources	7.875%	4/1/13	250	275
CenterPoint Energy Resources	6.150%	5/1/16	300	298
Consolidated Natural Gas	6.250%	11/1/11	300	308
Consolidated Natural Gas	5.000%	12/1/14	525	496
Duke Capital Corp.	5.668%	8/15/14	400	393
Duke Energy Field Services	7.875%	8/16/10	275	293
4 El Paso Natural Gas Co.	5.950%	4/15/17	225	220
Energy Transfer Partners LP	5.650%	8/1/12	275	272
Energy Transfer Partners LP	5.950%	2/1/15	300	292
Energy Transfer Partners LP	6.125%	2/15/17	300	290
Energy Transfer Partners LP	6.625%	10/15/36	150	143
** Enron Corp.	9.125%	4/1/03	700	172
** Enron Corp.	7.125%	5/15/07	300	74
** Enron Corp.	6.875%	10/15/07	1,000	245
Enterprise
Products Operating LP	4.950%	6/1/10	475	473
Enterprise
Products Operating LP	5.600%	10/15/14	450	440
Enterprise
Products Operating LP	6.300%	9/15/17	275	276
Enterprise
Products Operating LP	6.875%	3/1/33	150	153
KeySpan Corp.	8.000%	11/15/30	200	240
Kinder Morgan
Energy Partners LP	7.125%	3/15/12	475	496
Kinder Morgan
Energy Partners LP	5.850%	9/15/12	175	177
Kinder Morgan
Energy Partners LP	5.000%	12/15/13	350	334
Kinder Morgan
Energy Partners LP	5.125%	11/15/14	475	451
Kinder Morgan
Energy Partners LP	5.800%	3/15/35	300	266
Magellan
Midstream Partners, LP	5.650%	10/15/16	150	146
National Grid PLC	6.300%	8/1/16	1,025	1,044
ONEOK Inc.	5.200%	6/15/15	300	286
ONEOK Inc.	6.000%	6/15/35	275	252
ONEOK Partners, LP	5.900%	4/1/12	350	354
ONEOK Partners, LP	6.150%	10/1/16	600	597
ONEOK Partners, LP	6.650%	10/1/36	1,400	1,402
San Diego Gas & Electric	5.300%	11/15/15	100	98
San Diego Gas & Electric	5.350%	5/15/35	100	90
Sempra Energy	7.950%	3/1/10	50	53
Sempra Energy	6.000%	2/1/13	200	203
Southern California Gas Co.	5.750%	11/15/35	25	24
4 Southern Natural Gas	5.900%	4/1/17	975	943
Texas Gas Transmission	4.600%	6/1/15	250	233
Trans-Canada Pipelines	4.000%	6/15/13	750	706
2 Trans-Canada Pipelines	6.350%	5/15/17	400	383
Trans-Canada Pipelines	5.600%	3/31/34	800	764
Trans-Canada Pipelines	5.850%	3/15/36	125	120

				66,957

Total Corporate Bonds
(Cost $1,012,024)				1,002,712

Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)

Asian Development Bank	4.500%	9/4/12	500	496
Asian Development Bank	5.593%	7/16/18	500	517
Bayerische Landesbank	2.875%	10/15/08	500	492
Canadian Government	5.250%	11/5/08	450	455
China Development Bank	4.750%	10/8/14	450	433
China Development Bank	5.000%	10/15/15	175	170
Corp. Andina de Fomento	5.200%	5/21/13	425	420
Corp. Andina de Fomento	5.750%	1/12/17	825	815
Development Bank of Japan	4.250%	6/9/15	250	238
Eksportfinans	4.750%	12/15/08	1,175	1,171
Eksportfinans	5.500%	5/25/16	825	840
Eksportfinans	5.500%	6/26/17	450	464
European Investment Bank	5.000%	2/8/10	75	75
European Investment Bank	4.000%	3/3/10	1,400	1,377
European Investment Bank	4.625%	9/15/10	1,325	1,328
European Investment Bank	5.250%	6/15/11	1,100	1,121
European Investment Bank	4.625%	5/15/14	2,000	1,961
European Investment Bank	5.125%	9/13/16	300	302
European Investment Bank	4.875%	1/17/17	1,225	1,212
European Investment Bank	5.125%	5/30/17	2,350	2,359
Export-Import Bank of Korea	4.500%	8/12/09	725	721
Export-Import Bank of Korea	4.625%	3/16/10	200	198
Export-Import Bank of Korea	5.125%	3/16/15	150	148
Federation of Malaysia	8.750%	6/1/09	500	530
Federation of Malaysia	7.500%	7/15/11	1,200	1,274
Financement Quebec	5.000%	10/25/12	500	504
Inter-American
Development Bank	5.375%	11/18/08	175	177
Inter-American
Development Bank	5.625%	4/16/09	2,000	2,039
Inter-American
Development Bank	8.500%	3/15/11	175	195
Inter-American
Development Bank	7.000%	6/15/25	250	295
International Bank for
Reconstruction & Development	4.125%	6/24/09	325	323
International Bank for
Reconstruction & Development	4.125%	8/12/09	1,775	1,762
Japan Bank International	4.750%	5/25/11	675	681
Japan Finance Corp.	5.875%	3/14/11	375	389
Japan Finance Corp.	4.625%	4/21/15	500	486
Japan Finance Corp.	5.000%	5/16/17	500	493
KFW International Finance Inc.	4.500%	9/21/09	1,600	1,599
KFW International Finance Inc.	4.875%	10/19/09	750	756
Korea Development Bank	4.750%	7/20/09	900	899
Korea Development Bank	4.625%	9/16/10	600	591
Korea Development Bank	5.750%	9/10/13	1,100	1,137
Korea Electric Power	7.750%	4/1/13	750	839
Kreditanstalt fur Wiederaufbau	4.625%	11/17/08	1,300	1,302
Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	700	708
Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	850	862
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	4,150	4,104
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	400	401
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	25	24
Landwirtschaftliche Rentenbank	3.625%	10/20/09	225	221
Landwirtschaftliche Rentenbank	5.250%	7/2/12	750	771
Landwirtschaftliche Rentenbank	4.875%	11/16/15	375	374
Mass Transit Railway Corp.	7.500%	11/8/10	300	321
Nordic Investment Bank	3.875%	6/15/10	350	344
Ontario Hydro Electric	7.450%	3/31/13	600	670
Pemex Project
Funding Master Trust	8.000%	11/15/11	425	465
Pemex Project
Funding Master Trust	7.875%	2/1/09	1,570	1,616
Pemex Project
Funding Master Trust	8.625%	2/1/22	600	740
Pemex Project
Funding Master Trust	9.125%	10/13/10	250	275
Pemex Project
Funding Master Trust	5.750%	12/15/15	1,400	1,400
Pemex Project
Funding Master Trust	6.625%	6/15/35	850	878
People's Republic of China	7.300%	12/15/08	200	206
People's Republic of China	4.750%	10/29/13	200	197
Petrobras
International Finance	6.125%	10/6/16	1,225	1,236
Petrobras
International Finance	8.375%	12/10/18	300	351
Province of British Columbia	5.375%	10/29/08	1,000	1,007
Province of Manitoba	7.500%	2/22/10	1,000	1,061
Province of Nova Scotia	5.750%	2/27/12	250	256
Province of Ontario	5.500%	10/1/08	150	152
Province of Ontario	3.625%	10/21/09	225	220
Province of Ontario	5.000%	10/18/11	2,500	2,525
Province of Ontario	4.750%	1/19/16	1,075	1,051
Province of Ontario	5.450%	4/27/16	775	795
Province of Quebec	5.750%	2/15/09	1,000	1,013
Province of Quebec	5.000%	7/17/09	1,250	1,255
Province of Quebec	4.600%	5/26/15	350	336
Province of Quebec	5.125%	11/14/16	525	520
Province of Quebec	7.125%	2/9/24	400	462
Province of Quebec	7.500%	9/15/29	1,000	1,225
Quebec Hydro Electric	6.300%	5/11/11	2,325	2,438
Quebec Hydro Electric	8.400%	1/15/22	500	646
Region of Lombardy, Italy	5.804%	10/25/32	500	514
Republic of Chile	7.125%	1/11/12	350	377
Republic of Chile	5.500%	1/15/13	100	102
Republic of Hungary	4.750%	2/3/15	1,100	1,055
Republic of Italy	6.000%	2/22/11	1,175	1,219
Republic of Italy	5.625%	6/15/12	2,775	2,869
Republic of Italy	4.750%	1/25/16	2,750	2,693
Republic of Italy	5.250%	9/20/16	225	228
Republic of Italy	6.875%	9/27/23	125	143
Republic of Italy	5.375%	6/15/33	1,400	1,368
Republic of Korea	4.250%	6/1/13	1,550	1,485
Republic of Poland	6.250%	7/3/12	975	1,029
Republic of Poland	5.000%	10/19/15	375	369
Republic of South Africa	7.375%	4/25/12	1,175	1,265
Republic of South Africa	6.500%	6/2/14	650	686
Republic of South Africa	5.875%	5/30/22	100	98
State of Israel	4.625%	6/15/13	200	199
State of Israel	5.500%	11/9/16	850	858
Swedish Export Credit Corp.	4.125%	10/15/08	1,050	1,044
Swedish Export Credit Corp.	4.500%	9/27/10	250	250
United Mexican States	10.375%	2/17/09	170	183
United Mexican States	9.875%	2/1/10	500	557
United Mexican States	8.375%	1/14/11	3,275	3,612
United Mexican States	7.500%	1/14/12	145	158
United Mexican States	6.375%	1/16/13	767	806
United Mexican States	5.875%	1/15/14	750	772
United Mexican States	6.625%	3/3/15	343	367
United Mexican States	11.375%	9/15/16	100	142
United Mexican States	5.625%	1/15/17	2,700	2,704
United Mexican States	6.750%	9/27/34	3,207	3,499

Total Sovereign Bonds
(Cost $94,707)				95,361

Taxable Municipal Bonds (0.1%)

Illinois (Taxable Pension) GO	4.950%	6/1/23	1,450	1,363
Illinois (Taxable Pension) GO	5.100%	6/1/33	3,600	3,372
Kansas Dev. Finance Auth. Rev.
(Public Employee	5.501%	5/1/34	650	639
Retirement System)
New Jersey Econ. Dev.
Auth. State Pension Rev.	7.425%	2/15/29	425	513
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	14
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	315
Oregon (Taxable Pension) GO	5.762%	6/1/23	250	251
Oregon (Taxable Pension) GO	5.892%	6/1/27	375	387
Oregon School Board Assn.	4.759%	6/30/28	300	269
Oregon School Board Assn.	5.528%	6/30/28	125	124
Tobbacco Settlement
Finance Auth. Rev.	7.467%	6/1/47	400	390
Wisconsin Public Service Rev.	4.800%	5/1/13	275	269
Wisconsin Public Service Rev.	5.700%	5/1/26	325	325

Total Taxable Municipal Bonds
(Cost $8,241)				8,231

			Shares

Temporary Cash
Investments (1.2%)

Money Market Fund (1.2%)
5 Vanguard Market
Liquidity Fund	5.153%	116,909,834	116,909

			Face
			Amount
			($000)

U.S. Agency Obligation (0.0%)
1,6 Federal National Mortgage Assn.	5.204%	10/3/07	3,000	2,999

Total Temporary Cash
Investments (Cost $119,908)				119,908

Total Investments (100.5%)
(Cost $7,653,840)				9,948,294

Other Assets and Liabilities Net (-0.5%)			(50,129)

Net Assets (100%)				9,898,165

* Non-income-producing security.
** Non-income-producing security--security in default.
^ Part of security position is on loan to broker-dealers. 1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of these securities was $25,314,000, representing 0.3% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.
GO - General Obligation Bond.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2007, the cost of investment securities for tax purposes was $7,653,840,000. Net unrealized appreciation of investment securities for tax purposes was $2,294,454,000, consisting of unrealized gains of $2,512,482,000 on securities that had risen in value since their purchase and $218,028,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.8% and 1.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	20	7,690	103
Russell 2000 Index	11	4,473	141
S&P MidCap 400 Index	5	2,233	67

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2007, the fund had the following open swap contracts:

Interest Rate Swaps

Termination Date	Dealer [1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

9/11/09	WB	4,940	4.632%	(5.725%) [2]	(8)
9/11/12	LEH	14,000	4.700%	(5.725%) [2]	(122)
9/11/17	LEH	14,225	5.003%	(5.725%) [2]	(241)

					(371)

Total Return Swaps
Reference Entity/Termination Date	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Paid [3]	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
10/31/07	LEH	58,000	4.978%	-
11/30/07	LEH	8,000	5.078%	-
12/31/07	LEH	18,000	5.128%	-
1/31/08	LEH	15,000	5.128%	-
6/30/08	LEH	25,000	4.918%	-
Federal Home Loan Mortgage Corp., 6.000% 30-Year
1/31/08	UBS	10,500	5.125%	99
Hybrid ARM Index
3/31/08	LEH	3,000	5.118%
4/30/08	LEH	3,000	5.118%	-

				99

1 LEH-Lehman Brothers Special Financing Inc.
  UBS -UBS Securities AG
  WB-Wachovia Bank, N.A.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 14, 2007

VANGUARD VALLEY FORGE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 14, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.